Vanguard® Limited-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.1%)
Alabama (5.9%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,284
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,410	1,474
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,365	1,450
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	2,230	2,405
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/28	1,345	1,405
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/26	3,375	3,472
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,018
	Auburn University College & University Revenue	3.250%	6/1/31	390	383
	Auburn University College & University Revenue	4.000%	6/1/35	2,800	2,801
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	683
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,480	1,524
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,780	1,850
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,855	1,948
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,030	2,169
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,510	1,586
	Birmingham Water Works Board Water Revenue	5.000%	1/1/30	800	871
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,456
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	250
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,265	4,281
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	744
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/26	2,000	2,045
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,435	4,465
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/26	1,955	1,999
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,267
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/27	3,455	3,567
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,785	4,822
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/27	2,065	2,136
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,336
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	2,613
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/28	2,205	2,300
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/28	1,015	1,068
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/28	2,295	2,398
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	2,794
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/29	3,500	3,745
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/29	545	575
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/29	2,370	2,495
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/29	2,150	2,267
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/30	4,000	4,334
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/30	750	797
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/30	700	743
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/30	7,785	8,267
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/30	14,000	14,887
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/31	750	801
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/31	6,000	6,415
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/31	12,000	12,833
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/32	800	846
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.7) PUT	4.000%	12/1/26	124,575	124,945
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.8)	4.000%	12/1/25	2,975	2,979
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.8)	4.000%	12/1/26	3,095	3,099
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.8)	4.000%	12/1/27	3,220	3,225
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.8)	4.000%	12/1/28	6,770	6,775
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.8)	4.000%	12/1/29	6,975	6,971
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.8) PUT	4.000%	12/1/29	87,200	86,075
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/26	500	509
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	12/1/27	1,000	1,042
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	101,740	105,050
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	13,665	14,424
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	41,795	44,279
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/25	520	521

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	121,295	121,760
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,001
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	779
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	28,125	28,240
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	1,500	1,507
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	122,350	122,714
[2]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.600%	10/1/52	1,005	978
[2]	Black Belt Energy Gas District Natural Gas Revenue 67% of SOFR + 0.140%	4.315%	7/1/52	1,325	1,340
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	53,355	53,911
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	53,895	53,953
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	37,105	38,958
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	8,770	9,323
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	15,495	16,667
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	59,750	63,307
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	5,545	5,587
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/32	45,420	47,817
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	43,985	46,769
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	212
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	999
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,145
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/30	1,450	1,566
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/30	800	846
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/30	1,450	1,575
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/30	750	796
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/31	1,500	1,632
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/31	700	741
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/31	1,500	1,634
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/31	1,000	1,062
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/32	800	852
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	4,185	4,515
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	22,000	24,218
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	37,120	40,000
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,009
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,090	2,113
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	32,460	34,671
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	445
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	213
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	556
	Jacksonville State University College & University Revenue	4.000%	12/1/27	1,000	1,016
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,630
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,400	1,447
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	7,740
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	1,000	1,031
	Jefferson County AL Sewer Revenue	5.000%	10/1/28	2,500	2,643
	Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,730	1,853
	Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,900	3,136
	Jefferson County AL Sewer Revenue	5.000%	10/1/31	5,805	6,336
	Jefferson County AL Sewer Revenue	5.000%	10/1/32	4,575	5,030
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/27	4,070	4,201
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	82,470	82,679
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	1.000%	6/26/25	9,500	9,405
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.300%	3/12/26	9,890	9,906
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/26	6,905	6,947
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,156
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,231
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	4,015	4,096
	Montgomery AL GO	3.000%	12/1/26	265	264
	Montgomery AL GO	3.000%	12/1/27	925	914
	Montgomery AL GO	3.000%	12/1/28	1,850	1,814
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/31	4,525	4,476
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/25	2,685	2,691
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/26	1,360	1,383
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/27	1,860	1,917
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/28	3,000	3,130

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/29	4,500	4,741
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/30	4,500	4,781
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	20,000	21,288
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/25	615	617
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/25	355	359
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/26	400	407
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/26	425	435
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/27	1,250	1,287
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/27	605	627
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/28	1,250	1,299
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/28	605	632
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/29	2,250	2,361
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/29	1,360	1,434
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/30	5,000	5,295
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/30	2,905	3,089
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	10,160	10,786
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/29	225	234
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/30	200	209
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/31	340	358
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/35	17,590	18,454
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/28	1,000	1,049
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/29	1,000	1,059
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/30	1,500	1,601
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/31	1,400	1,501
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	562
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	705
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,073
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	4,825	4,849
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	32,640	32,682
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	875	877
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	755
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/27	2,420	2,438
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/28	3,985	4,017
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/31	500	497
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,067
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/29	2,810	2,973
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/29	6,045	6,388
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	16,890	17,994
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	9,555	9,913
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	89,115	93,712
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	15,605	16,493
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/32	52,970	56,648
[1]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,447
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,275
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,061
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,435	1,470
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,380	2,433
[3]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	426
[3]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,695	1,721
[1]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	827
[3]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	780
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,038
[3]	University of South Alabama College & University Revenue	5.000%	11/1/31	1,000	1,035
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/28	8,145	8,207
					1,807,512
Alaska (0.4%)
	Alaska GO	5.000%	8/1/27	1,000	1,054
[4]	Alaska GO	5.000%	8/1/28	1,000	1,059
[4]	Alaska GO	5.000%	8/1/29	1,000	1,074
	Alaska GO	5.000%	8/1/29	1,250	1,360
	Alaska GO	5.000%	8/1/30	1,315	1,453
[4]	Alaska GO	5.000%	8/1/30	1,785	1,945
	Alaska GO	5.000%	8/1/31	1,000	1,120
[4]	Alaska GO	5.000%	8/1/31	1,555	1,714
	Alaska GO	5.000%	8/1/32	1,505	1,704
[4]	Alaska GO	5.000%	8/1/32	1,845	2,052
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/48	3,805	3,820
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/52	5,700	6,038
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/54	4,095	4,434

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/25	220	222
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/25	280	285
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/26	345	354
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	460	476
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	375	392
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	385	406
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	390	414
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	360	385
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	925	996
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/29	975	1,057
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/30	875	951
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/29	680	733
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/29	700	760
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/30	1,250	1,364
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/30	1,000	1,102
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/31	1,000	1,105
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/31	2,000	2,221
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/25	1,875	1,880
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/26	4,940	5,030
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/31	3,970	4,054
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/33	1,300	1,322
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/26	510	528
[4]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/26	1,000	1,021
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/27	625	659
[4]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/27	1,485	1,540
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	1,265	1,357
[4]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	1,250	1,315
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/29	395	431
[4]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/29	915	974
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/30	550	607
[4]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/30	1,610	1,735
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/31	1,900	2,119
[4]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/31	2,750	2,994
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/32	2,330	2,619
[4]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/32	1,860	2,039
	Borough of Matanuska-Susitna AK Lease (Appropriation) Revenue	4.000%	9/1/30	1,595	1,599
	Municipality of Anchorage AK GO	5.000%	9/1/28	1,430	1,533
	Municipality of Anchorage AK GO	5.000%	9/1/28	1,165	1,249
	Municipality of Anchorage AK GO	5.000%	9/1/29	3,010	3,280
	Municipality of Anchorage AK GO	5.000%	9/1/29	1,220	1,329
	Municipality of Anchorage AK GO	5.000%	9/1/30	3,160	3,496
	Municipality of Anchorage AK GO	5.000%	9/1/31	3,315	3,716
	Municipality of Anchorage AK GO	5.000%	9/1/31	2,700	3,027
	North Slope Borough AK GO	5.000%	6/30/26	1,270	1,307
	North Slope Borough AK GO	5.000%	6/30/28	2,005	2,145
	North Slope Borough AK GO	5.000%	6/30/29	2,270	2,467
	North Slope Borough AK GO	5.000%	6/30/30	1,210	1,335
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,200	2,243
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,950	4,080
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,155	3,326
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,785	1,899
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,000	1,073
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,750	1,873
					115,251
Arizona (1.3%)
[5,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.450%	2/6/25	16,530	16,530
[5,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.450%	2/6/25	6,905	6,905
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.500%	1/1/46	3,850	3,804
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	2.500%	11/4/25	1,370	1,368
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	2.500%	11/4/25	150	149
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	755
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,014
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,014

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	763
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	864
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	10,920	11,502
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	5,500	5,890
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/30	500	532
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.000%	7/1/29	1,200	1,186
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/32	365	374
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	128
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	165
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	131
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/26	1,210	1,212
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/26	220	220
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/28	805	798
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/28	240	238
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/29	605	597
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/29	250	247
[5]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	4.000%	12/15/30	1,915	1,889
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	136
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	128
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	445	464
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	264
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.020%	2/3/25	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,610
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,699
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,680	1,727
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,659
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,681
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,460	1,567
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/26	8,061	8,217
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/26	2,635	2,706
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/26	5,926	6,097
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/27	18,000	18,507
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/25	400	402
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/26	500	512
[5]	Arizona IDA Multi Family Housing Local or Guaranteed Revenue TOB VRDO	2.200%	2/3/25	23,692	23,692
[5,6]	Arizona IDA Multi Family Housing Local or Guaranteed Revenue TOB VRDO	2.200%	2/3/25	17,605	17,605
[5]	Arizona IDA Multi Family Housing Revenue TOB VRDO	2.070%	2/3/25	20,000	20,000
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	4,365	131
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	57
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	57
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	57
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	57
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	13
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/29	9,490	10,209
[5]	Arizona State IDA Muti-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	19,645	19,645
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	10,000	10,092
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	173
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	120
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	352
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	446
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	18,460	18,640
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	930	930
[5,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	5,000	5,000
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	903
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	304
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,015
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	116
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	90
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	96
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	76
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	82
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/25	200	200
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/26	200	201
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/27	225	227
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/29	3,150	3,132
[5]	Maricopa County IDA Charter School Aid Revenue (Paradise Schools Projects)	3.500%	7/1/26	540	533
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,478
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,125	2,202

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,556
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,865	1,964
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,075	3,241
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	639
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,105	1,181
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,505	2,680
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,770	3,003
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,505	2,713
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,310	3,635
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,540	3,653
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,000	2,060
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	12,829
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,760	6,905
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	12,510	13,221
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	16,435	17,870
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,985	2,834
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,035	1,932
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	2,750	2,789
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/26	735	705
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/29	1,125	999
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/31	670	564
	Maricopa County Unified School District No. 4 Mesa (Project of 2018) GO	5.000%	7/1/29	1,035	1,127
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	7,060	7,130
[3]	Northern Arizona University College & University Revenue	5.000%	8/1/29	2,090	2,267
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue (Memorial Towers Project)	3.350%	12/1/27	1,920	1,911
	Phoenix AZ GO	5.000%	7/1/30	2,500	2,772
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	3,745	3,747
[5]	Phoenix IDA Charter School Aid Revenue (Legacy Traditional Schools Projects)	4.000%	7/1/25	960	961
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	402
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.600%	6/15/25	345	345
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/27	340	339
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/28	355	352
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/29	365	361
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/32	3,000	3,004
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/34	7,500	7,508
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,985	3,074
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/26	245	245
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/27	705	705
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/28	365	365
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/30	495	494
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/31	465	463
[1]	University of Arizona College & University Revenue	5.000%	8/1/30	1,110	1,228
[1]	University of Arizona College & University Revenue	5.000%	8/1/31	1,500	1,683
[1]	University of Arizona College & University Revenue	5.000%	8/1/32	3,000	3,401
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	756
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,263
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.700%	3/2/25	11,500	11,500
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,536
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	3,689
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,370	1,409
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,100	1,150
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,000	1,061
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,380	1,485
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,555	1,696
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	552
					405,446
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,060	2,061
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	3,715	3,716
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	3,856
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	500	517
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	3.500%	2/1/29	1,250	1,216
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,280	1,332
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,500	1,564
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,605	2,605
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,300	1,300
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,030	16,301
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/55	1,500	1,581

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/27	350	351
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	567
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,512
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	322
	Fort Smith School District No. 100 GO	2.625%	12/1/30	455	422
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	6,884
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	7,090
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,000	1,023
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,455
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,179
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,190
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/28	2,870	2,923
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,765	2,807
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,305	3,352
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,055	1,068
	Rogers AR Water Revenue	4.000%	11/1/29	140	140
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,035	1,087
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/29	1,600	1,724
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/30	1,000	1,091
	Springdale School District No. 50 GO	3.000%	6/1/29	4,100	4,015
	Springdale School District No. 50 GO	3.000%	6/1/31	1,335	1,281
					81,532
California (9.9%)
[3]	Alhambra Unified School District GO	0.000%	8/1/30	1,000	839
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,000	6,340
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	8,090	8,530
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,266
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	13,510	13,486
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	11,320	11,313
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	6,750	6,704
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	21,185	21,117
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	20,000	19,091
[6]	Bay Area Toll Authority Highway Revenue VRDO	0.760%	2/6/25	3,400	3,400
[6]	Bay Area Toll Authority Highway Revenue VRDO	1.330%	2/6/25	80,740	80,740
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.550%	4/1/56	20,500	20,271
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.660%	4/1/56	20,000	19,729
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.700%	4/1/56	8,125	8,095
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.500%	4/1/36	10,740	10,810
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	1,415	1,434
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/27	1,125	1,170
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/28	380	385
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/28	1,330	1,389
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	470	477
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	4,730	4,788
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/29	655	664
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/29	510	518
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/28	1,250	1,315
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/29	2,165	2,283
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/29	1,850	1,953
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/29	1,260	1,336
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/29	1,500	1,592
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/30	1,560	1,661
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/30	1,650	1,759
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	1,380	1,477
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/30	2,100	2,249
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/31	1,375	1,482
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/32	1,700	1,836
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	63,890	64,078
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	28,150	29,343
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	53,375	55,947
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	42,000	44,453
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	49,715	53,832
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	12,760	13,485
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	10,000	10,662
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	57,430	61,461
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	70,000	75,474
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	68,855	72,939
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	88,405	93,200
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/33	13,415	14,626

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	72,745	72,733
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	92,570	97,735
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	26,145	26,030
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/32	23,335	24,570
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/32	20,000	21,430
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	200	202
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	150	154
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	210	221
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	50	54
	California GO	5.000%	4/1/25	51,400	51,599
	California GO	5.000%	8/1/25	10,000	10,120
	California GO	5.000%	9/1/25	13,900	14,094
	California GO	3.000%	3/1/26	20,000	20,024
	California GO	5.000%	4/1/26	8,300	8,532
	California GO	5.000%	8/1/26	16,580	17,161
	California GO	5.000%	8/1/26	27,635	28,624
	California GO	5.000%	8/1/26	1,025	1,025
	California GO	5.000%	8/1/26	35	35
	California GO	4.000%	9/1/26	10,125	10,344
	California GO	5.000%	9/1/26	1,000	1,037
	California GO	5.000%	10/1/26	6,000	6,233
	California GO	3.500%	8/1/27	10,000	10,198
	California GO	5.000%	8/1/27	5,485	5,791
	California GO	5.000%	8/1/27	2,000	2,112
	California GO	5.000%	9/1/27	16,360	17,301
	California GO	5.000%	10/1/27	10,000	10,593
	California GO	5.000%	11/1/27	2,500	2,652
	California GO	5.000%	8/1/28	5,000	5,371
	California GO	5.000%	8/1/28	10,000	10,743
	California GO	5.000%	9/1/28	5,000	5,379
	California GO	5.000%	9/1/28	3,330	3,583
	California GO	5.000%	10/1/28	5,000	5,387
	California GO	5.000%	11/1/28	35,955	38,793
	California GO	5.000%	8/1/29	17,200	18,806
	California GO	5.000%	8/1/29	10,000	10,934
	California GO	4.000%	9/1/29	7,245	7,611
	California GO	5.000%	10/1/29	7,500	8,223
	California GO	5.000%	8/1/30	15,120	15,575
	California GO	5.000%	8/1/30	11,500	12,776
	California GO	5.000%	10/1/30	13,115	14,608
	California GO	5.000%	8/1/31	2,945	3,320
	California GO	5.000%	8/1/31	8,500	9,584
	California GO	4.000%	9/1/31	860	870
	California GO	4.000%	8/1/32	8,025	8,105
	California GO	5.000%	8/1/35	1,195	1,248
[6]	California GO VRDO	1.050%	2/5/25	48,800	48,800
[6]	California GO VRDO	1.100%	2/5/25	42,100	42,100
[6]	California GO VRDO	1.100%	2/6/25	46,475	46,475
[6]	California GO VRDO	1.330%	2/6/25	44,100	44,100
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,080	1,080
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	175	181
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,375	2,375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,880	6,289
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,435	3,647
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,540	3,800
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	30,000	33,182
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,146
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	11,800	11,766
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,850	19,852
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,000	987
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	14,905	15,025
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	10,810	11,220
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	12,930	13,397
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,555	11,479
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.100%	2/5/25	23,700	23,700
	California Health Facilities Financing Authority Revenue	5.000%	7/1/29	4,510	4,789
	California Health Facilities Financing Authority Revenue	5.000%	7/1/30	4,630	4,971
	California Housing Finance Agency	4.000%	3/20/33	9,149	9,155
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	1,002
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,405	4,436

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,309
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	7,500	7,511
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,610	29,282
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.950%	12/1/50	6,975	6,947
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	4,500	4,726
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	804
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,025	1,044
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,505
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/27	575	583
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,505
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/28	3,695	3,918
[5]	California Municipal Finance Authority Multi Family Housing Local or Guaranteed Revenue TOB VRDO	2.150%	2/3/25	13,870	13,870
[5,6]	California Municipal Finance Authority Multi Family Housing Revenue TOB VRDO	2.150%	2/3/25	2,500	2,500
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,258
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	225	226
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	260	261
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	375	376
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	340	341
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,221
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,000	1,073
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	2,000	2,183
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	1,000	1,109
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,072
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	2,725
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	3,750	4,165
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,000	1,126
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	4,955	5,010
	California State University College & University Revenue	4.000%	11/1/34	2,420	2,438
	California State University College & University Revenue	4.000%	11/1/36	12,160	12,176
	California State University College & University Revenue PUT	0.550%	11/1/26	5,750	5,430
	California State University College & University Revenue PUT	3.125%	11/1/26	4,000	3,997
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	1,500	1,501
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,060	1,088
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,175
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,800	4,133
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	12,095	13,153
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,440	5,916
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,600	1,608
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/35	3,760	4,095
	Cerritos Community College District GO	4.000%	8/1/31	9,505	9,506
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,460	1,437
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	750	802
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/25	8,770	8,791
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	287
	Long Beach Unified School District GO	0.000%	8/1/28	3,625	3,184
	Los Angeles CA Unified School District GO	5.000%	7/1/26	3,250	3,353
	Los Angeles CA Unified School District GO	5.000%	7/1/27	6,250	6,582
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,367
	Los Angeles CA Unified School District GO	5.000%	7/1/29	15,000	16,370
	Los Angeles CA Unified School District GO	5.000%	7/1/30	37,155	41,203
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	5,930	5,937
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	2,085	2,236
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,305	2,305
[5,6]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	2.650%	2/6/25	5,860	5,860
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	50	50
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	1,235	1,242
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	6,845	6,972
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	16,945	17,280
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	810	826
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	960	978
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,445	2,490
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	3,500	3,565
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	130	133
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	925	943
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	85	87
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	9,140	9,321

Vanguard® Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	45	46
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	25	25
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	710	724
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	200	204
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	145	148
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	8,150	8,311
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,750	2,804
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/27	470	477
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	555	576
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,330	1,380
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	840	872
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,130	1,172
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	3,455	3,585
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	45	47
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	505	524
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	610	627
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	2,265	2,350
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	360	374
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	50	52
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	125	130
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	135	137
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,020	1,049
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	30	31
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,920	3,071
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,435	1,509
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,710	1,798
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	3,775	3,970
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,560	1,629
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	310	326
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	765	787
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	290	301
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	230	242
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	805	847
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	655	689
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	195	197
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	225	237
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	200	210
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	185	195
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	325	342
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	2,340	2,492
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,765	1,879
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	695	740
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	2,335	2,486
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,130	1,168
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	3,305	3,444
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	940	986
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,015	1,074
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,160	1,227
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	105	106
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	80	81
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	640	657
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	35	37
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	800	852
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	330	351
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,225	1,304
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	375	399
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	70	75
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	730	771
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	645	695
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	5,920	6,377
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	2,210	2,298
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,835	1,939
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	280	287
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	2,375	2,558
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	280	293
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,245	1,324
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	330	339

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	805	856
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	110	118
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	230	248
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	40	43
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	700	754
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	140	143
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,880	1,949
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	2,535	2,671
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	760	828
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,015	1,105
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	2,110	2,200
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	3,920	4,268
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	280	289
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	200	211
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,640	1,738
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	350	353
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	560	565
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,020	1,081
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	550	592
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,585	1,716
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	410	446
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,415	1,541
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,600	1,742
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	100	109
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	75	82
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	250	272
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	300	327
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,795	1,854
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	500	525
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	800	840
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,860	1,965
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,740	1,913
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	130	133
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	320	329
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	405	421
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	410	433
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	35	35
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	195	199
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	45	48
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	325	353
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	110	120
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	210	220
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	20	22
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	375	394
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	280	294
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	410	443
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	490	532
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	390	423
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	65	72
[5,6]	Los Angeles Department of Water & Power Water Revenue TOB VRDO	2.750%	2/3/25	3,000	3,000
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	100	101
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	525	528
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	460	470
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	50	51
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,100	1,123
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	740	755
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	150	153
	Los Angeles Department of Water & Power Water System Water Revenue	3.000%	7/1/27	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/27	955	970
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	185	187
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	400	412
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	225	234
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	290	301
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/28	310	315

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	160	162
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	1,030	1,085
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	115	116
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	165	168
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	405	409
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	635	678
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,155	1,233
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	180	192
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	130	131
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	295	308
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	570	609
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	70	71
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	390	422
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	30	30
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	320	328
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	1,200	1,298
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	310	323
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,115	1,126
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,090	1,100
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	480	524
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	365	399
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	675	737
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	30	33
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	375	384
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,100	1,201
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	225	233
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	690	720
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	400	441
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	570	628
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	915	1,003
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	1,015	1,119
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	590	651
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	765	772
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	205	207
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	880	900
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	25	26
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	80	83
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	120	129
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	535	547
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	265	267
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	70	73
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	2,125	2,358
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	15	16
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/3/25	15,354	15,354
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/3/25	13,229	13,229
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/6/25	8,261	8,261
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.500%	2/6/25	4,809	4,809
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,625	2,653
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,350	1,432
	Metropolitan Water District of Southern California Water Revenue VRDO	1.100%	2/6/25	62,400	62,400
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/30	2,545	2,714
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	53,065	56,231
[5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.700%	2/3/25	22,200	22,200
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	3,000	3,015
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,665	3,604
	Peralta Community College District GO	4.000%	8/1/31	5,500	5,502
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/25	1,450	1,467
	Poway Unified School District GO	4.000%	8/1/30	7,790	7,808
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	1,150	1,208
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/25	1,000	1,009
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/26	1,350	1,392
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/27	1,825	1,921
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,245	1,335
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,000	1,091
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	2,450	2,508
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	3,085	3,121
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,425	4,431

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	4,165	4,168
	San Francisco CA City & County GO	5.000%	6/15/26	4,370	4,516
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,187
	San Francisco CA City & County GO	5.000%	6/15/27	4,145	4,386
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	3,579
	San Francisco CA City & County GO	5.000%	6/15/29	4,150	4,576
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/33	10,000	10,007
[6]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	1.100%	2/5/25	33,825	33,825
[5,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.570%	2/6/25	18,251	18,251
[5,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.570%	2/6/25	11,350	11,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	4,175	4,628
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,850	37,466
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/30	4,290	4,476
	San Jose Unified School District GO	5.000%	8/1/32	4,380	4,425
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/32	5,000	5,010
	San Mateo Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/31	1,000	1,008
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/29	160	168
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/30	165	171
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/31	140	144
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/32	540	556
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/33	135	139
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/34	750	768
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/27	2,110	2,188
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/29	1,510	1,617
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/30	1,035	1,123
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	15,000	14,819
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	750	796
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	44,145	46,417
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/27	390	406
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/29	365	391
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/30	690	749
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/26	810	827
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/28	1,115	1,178
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	1,850	1,982
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,000	2,039
	University of California College & University Revenue	5.000%	5/15/29	5,000	5,476
	University of California College & University Revenue	5.000%	5/15/29	7,110	7,788
	University of California College & University Revenue	5.000%	5/15/31	13,000	14,721
	University of California College & University Revenue	5.000%	5/15/31	13,250	15,004
[4]	University of California College & University Revenue	5.000%	5/15/31	44,835	50,734
	University of California College & University Revenue (Limited Project)	4.000%	5/15/34	28,080	28,177
	University of California College & University Revenue VRDO	0.760%	2/6/25	113,545	113,545
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	700	702
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	525	536
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	725	747
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	600	623
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	780	817
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	650	686
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	530
[9]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,626
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	969
[3]	William S Hart Union High School District GO	0.000%	9/1/27	515	475
					3,049,255
Colorado (1.8%)
	Adams 12 Five Star Schools GO	5.000%	12/15/29	6,500	6,739
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/26	3,800	3,803
[10]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/27	1,000	1,046
[10]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/29	1,000	1,072
[10]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/30	1,000	1,085
[10]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/31	1,000	1,095
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/29	680	705
	Boulder County CO Sales Tax Revenue	2.000%	7/15/29	1,950	1,747
	Boulder County CO Sales Tax Revenue	2.000%	7/15/30	1,500	1,316
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/26	3,070	3,052
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/27	250	263
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/29	200	216

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/31	200	221
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	205
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	103
[5]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/29	15,292	15,327
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,685
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	105
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	65
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	141
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	1,200	1,212
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	804
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,545	3,578
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	3,482
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	545	553
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,283
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	444
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,120
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	3,597
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	2,588
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	374
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	494
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,600	1,673
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,321
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	730	767
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	454
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	3,000	2,886
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	746
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,770	5,155
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,830	1,978
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	25,220	27,289
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	3,000	3,296
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	6,055	6,507
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,040	1,073
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	3,250	3,616
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,400	1,545
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,000	2,157
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/25	185	187
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/26	450	464
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/27	300	313
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/28	1,125	1,187
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	4,050	4,057
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	22,925	23,281
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	3,220	3,290
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	41,110	42,256
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	16,050	16,586
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	49,805	52,805
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	10,075	10,753
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/29	10,500	11,314
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	17,450	18,846
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	6,500	7,208
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.200%	2/6/25	25,090	25,090
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,253
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.800%	5/15/61	13,980	13,924
	Colorado Higher Education COP	5.000%	9/1/27	1,445	1,520
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/48	1,380	1,384
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/48	4,415	4,447
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	6,675	6,629
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/52	1,985	2,055
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,403
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/27	750	747
[5,6]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	13,050	13,050
[2]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	3.120%	12/1/25	4,715	4,715
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/25	500	508
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/27	400	420

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/29	250	270
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/30	750	818
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/30	1,425	1,464
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/32	1,360	1,394
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/31	4,445	4,529
[5]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,785	2,863
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/27	1,678	1,700
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	305
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	985
[2]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.665%	9/1/39	15,150	15,169
[9]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	13,895	12,779
[9]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	20,115	17,862
	Elbert County Independence Water & Sanitation District Water Revenue	5.125%	12/1/33	1,805	1,762
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	254
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	361
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	507
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	530
	Gardens on Havana Metropolitan District No. 3 Miscellaneous Taxes Revenue	4.625%	12/1/27	500	501
	Garfield County School District No. Re002 Garfield GO	4.000%	12/1/28	1,000	1,006
[3]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,016
	Nine Mile Metropolitan District Tax Increment/Allocation Revenue	4.625%	12/1/30	1,125	1,138
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/27	225	235
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/29	240	257
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/30	325	353
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/31	300	328
[5]	Plaza Metropolitan District No. 1 Tax Increment/Allocation Revenue	4.500%	12/1/30	6,000	5,992
[5]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,275	1,281
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	6,710	7,045
	Regional Transportation District COP	5.000%	6/1/25	1,730	1,743
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,701
	Regional Transportation District COP	5.000%	6/1/26	1,000	1,030
	Regional Transportation District COP	5.000%	6/1/27	3,835	3,860
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	810	816
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	600	613
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	618
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	1,625	1,684
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	626
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	900	944
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	535	565
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/32	2,000	2,117
	University of Colorado College & University Revenue	5.000%	10/1/30	20,000	22,121
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	3,240	3,206
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	4,245	4,135
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,585	11,490
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	17,290	19,198
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	183
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	201
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	215
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	263
					552,708
Connecticut (1.8%)
	Bridgeport CT GO	5.000%	2/15/26	1,560	1,591
[1]	Bridgeport CT GO	5.000%	7/1/30	1,000	1,099
[1]	Bridgeport CT GO	5.000%	7/1/31	2,100	2,335
	Connecticut GO	5.000%	4/15/25	7,075	7,107
	Connecticut GO	5.000%	5/15/25	10,000	10,065
	Connecticut GO	5.000%	9/15/25	5,345	5,420
	Connecticut GO	5.000%	10/15/25	2,115	2,149
	Connecticut GO	4.000%	5/15/26	1,175	1,194
	Connecticut GO	4.000%	5/15/27	100	101
	Connecticut GO	3.000%	6/1/27	5,000	5,002
	Connecticut GO	3.000%	6/1/28	6,875	6,864
	Connecticut GO	5.000%	11/15/28	100	101
	Connecticut GO	4.000%	1/15/30	3,500	3,670
	Connecticut GO	5.000%	11/15/30	10,000	11,113
	Connecticut GO	5.000%	11/15/30	4,625	5,140
	Connecticut GO	5.000%	11/15/31	6,305	7,095
	Connecticut GO	5.000%	11/15/31	9,550	10,747
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	2,250	2,254

Vanguard® Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	4,995	5,027
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,040	1,017
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,030	2,973
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/51	5,460	5,400
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	1,560	1,689
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.400%	5/15/25	250	248
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.450%	11/15/25	350	342
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	500	475
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	172
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	850	791
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	975
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,000	918
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,156
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,000	903
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,138
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,750	1,545
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	990
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,010	889
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	968
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/45	635	630
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	4.000%	11/15/49	1,365	1,374
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	3.650%	11/15/25	1,000	1,000
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/26	3,180	3,189
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/27	825	825
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/27	7,220	7,232
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,032
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	9,240	9,895
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	504
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	4,500	4,899
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	6,480	7,055
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	365	368
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	7,000	7,736
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	1,530	1,541
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,665	1,671
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	504
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,311
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,518
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	300	309
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	630	649
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,000	2,011
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	4,365	4,387
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	19,990	19,976
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	27,870	27,851
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,050	16,039
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	23,940	23,849
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	8,450	8,417
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	32,110	31,586
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	5,325	5,299
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	385	385
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,925	5,956
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	176
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	604
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,026
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	204
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,735	2,815

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,034
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,970	2,035
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,750	1,827
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	260
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,500	5,769
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	1,986
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	6,570	6,841
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	365
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,800	4,054
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	5,250	5,518
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	820	877
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,700	3,998
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	8,745	9,374
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	525	563
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	2,092
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	425	459
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,300	3,614
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	20,185	21,877
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	525	569
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,600	1,775
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	31,690	34,657
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	766
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	16,750	17,204
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	3,650	3,919
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.150%	2/5/25	67,280	67,280
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	126
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	257
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,096
[5]	Danbury CT BAN GO	5.000%	2/24/25	16,250	16,268
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	4,610	4,690
[5]	Harbor Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	1,115	1,131
	Hartford CT Special Obligation Revenue	5.000%	4/1/25	1,495	1,500
	Hartford CT Special Obligation Revenue	5.000%	4/1/26	1,475	1,512
	Hartford CT Special Obligation Revenue	5.000%	4/1/27	2,120	2,216
	Hartford CT Special Obligation Revenue	5.000%	4/1/28	2,750	2,925
	Metropolitan District GO	3.000%	3/1/29	3,000	2,951
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/27	6,235	6,209
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,017
	University of Connecticut College & University Revenue	5.000%	2/15/29	750	751
	University of Connecticut College & University Revenue	5.000%	8/15/29	1,240	1,352
	University of Connecticut College & University Revenue	5.000%	8/15/30	1,275	1,412
	University of Connecticut College & University Revenue	5.000%	8/15/30	1,600	1,772
	Washington CT BAN GO	4.000%	4/2/25	2,370	2,373
					563,757
Delaware (0.1%)
	Delaware State Economic Development Authority Charter School Aid Revenue (Newark Charter School Inc. Project)	2.800%	9/1/26	120	118
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,435	11,223
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	4,095	4,019
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,260	1,266
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	815
					17,441
District of Columbia (0.8%)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	226
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	611
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	1,205	1,221
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/31	1,700	1,736
	District of Columbia Charter School Aid Revenue	5.000%	6/1/34	325	332
	District of Columbia College & University Revenue	5.000%	4/1/27	570	589
	District of Columbia College & University Revenue	5.000%	4/1/28	650	680
	District of Columbia College & University Revenue	5.000%	4/1/29	250	265
	District of Columbia GO	5.000%	6/1/26	3,205	3,299
	District of Columbia GO	5.000%	6/1/27	3,110	3,270
	District of Columbia GO	5.000%	6/1/28	6,855	7,346
	District of Columbia GO	5.000%	6/1/29	9,230	10,062
	District of Columbia GO	5.000%	6/1/30	15,000	16,603
	District of Columbia GO	5.000%	12/1/30	5,750	6,414
	District of Columbia GO	5.000%	8/1/31	3,095	3,487
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	2,320	2,310

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	2,050	2,074
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/28	1,700	1,782
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	13,652	13,849
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	5,040	5,044
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	7,580	7,566
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,123	17,371
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,790	2,828
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	5,065	5,134
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	9,175	9,366
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	2,955	3,078
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/28	1,775	1,856
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/28	16,450	16,838
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.100%	9/1/30	12,750	13,083
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,320	4,585
	District of Columbia Income Tax Revenue	5.000%	12/1/29	3,205	3,524
	District of Columbia Income Tax Revenue	5.000%	10/1/30	6,940	7,722
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,450	4,964
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	12,765	12,707
[1,5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	2.370%	2/6/25	18,384	18,384
[3,5]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	2.370%	2/6/25	5,455	5,455
[5,6]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	2.370%	2/6/25	32,950	32,950
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/29	2,080	2,266
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/31	5,915	6,165
					257,042
Florida (3.3%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	818
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	145
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,521
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	239
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,236
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	144
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	1,003
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	134
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	501
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,015	1,086
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,100	3,305
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,735	8,908
	Alachua County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	6/1/27	15,000	14,993
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/27	1,340	1,310
	Ave Maria Stewardship Community District Special Assessment Revenue	3.250%	5/1/32	5,080	4,764
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,050	1,053
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,000	3,009
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,110	1,133
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,000	4,084
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,165	1,210
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	3,595	3,733
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,220	1,286
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	3,800	4,006
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,280	1,367
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	670	725
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	4,185	4,528
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/6/25	3,750	3,750
	Brevard County School District COP	5.000%	7/1/32	2,980	3,001
[3]	Brevard FL Fuel Sales Tax Revenue	5.000%	8/1/27	2,000	2,062
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/27	5,870	6,116
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/28	4,445	4,712
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/29	6,775	7,296
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/30	6,665	7,296
	Broward County FL School District COP	5.000%	7/1/26	6,425	6,616
	Broward County FL School District COP	5.000%	7/1/29	4,000	4,030
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,026
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	1,000
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/27	1,875	1,869
[5,6]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.400%	2/7/25	7,717	7,717
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	1,500	1,513
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	2,979
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	1,255	1,214
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/31	5,285	5,073

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	4.500%	6/15/28	550	545
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	4.000%	12/15/25	150	149
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/28	1,035	1,041
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/30	1,020	1,026
	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	2.950%	1/1/30	17,459	16,671
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	2,820	2,901
[10]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	2,185	2,372
[10]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	1,000	1,103
[10]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	3,000	3,308
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	200	201
[10]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	850	950
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	4,425	4,699
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	2,350	2,538
	Corkscrew Farms Community Development District Special Assessment Revenue (Assessment Area No.1 Project)	4.250%	11/1/27	825	825
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/30	3,110	3,089
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	4.625%	5/1/31	500	503
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	401
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	112
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	400
[3]	Duval County Public Schools COP	5.000%	7/1/25	1,850	1,867
[3]	Duval County Public Schools COP	5.000%	7/1/26	2,380	2,452
[3]	Duval County Public Schools COP	5.000%	7/1/27	3,420	3,584
[3]	Duval County Public Schools COP	5.000%	7/1/28	4,775	5,085
[3]	Duval County Public Schools COP	5.000%	7/1/29	5,845	6,306
[3]	Duval County Public Schools COP	5.000%	7/1/30	6,105	6,680
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,316
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,167
	Escambia FL County Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/31	1,500	1,484
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	418
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	421
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	1,125	1,156
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	376
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	1,185	1,238
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	745	791
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	375	399
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/29	500	539
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/30	1,000	1,091
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/31	700	773
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	4,866
	Florida Department of Management Services COP	5.000%	11/1/25	12,910	13,116
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	10,707
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/26	2,365	2,347
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,500	1,507
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/30	875	876
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/27	295	284
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/28	395	374
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	320	320
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	397
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	780	805
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	720	742
	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	4.500%	6/15/31	1,750	1,722
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/25	530	530
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/26	200	199
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/27	575	579
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/28	450	453
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	285	290
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	300	312
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	495	494
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,421
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	220	219
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	517
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,040	2,143
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,050	2,182
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,435	1,398
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,310
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	1,395	1,349

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/31	7,045	7,567
	Florida GO	5.000%	6/1/27	6,595	6,936
	Florida GO	4.000%	6/1/30	4,000	4,044
	Florida GO	4.000%	6/1/32	2,300	2,330
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	230
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	290
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	516
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	1,090	1,099
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,782
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	999
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	349
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	515	524
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	250
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	278
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,393
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,441
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,487
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/48	1,250	1,252
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	1,485	1,475
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	9,360	9,276
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/53	12,905	13,295
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	2,745	3,055
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,065	3,078
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,220	2,259
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/27	2,720	2,736
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	5/1/28	2,800	2,793
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	17,690	18,038
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	14,100	14,494
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	14,620	15,015
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,320
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	6,019
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,456
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,275	1,310
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/25	250	254
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	175	181
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	920	952
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/27	1,945	2,036
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/28	3,610	3,855
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/29	2,000	2,134
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/30	2,000	2,133
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/31	7,480	8,417
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/26	175	181
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/28	350	373
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/29	350	378
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/30	175	191
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	1,904
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	804
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,685	2,704
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	4.700%	5/1/31	675	677
[3]	Hernando County School District COP	5.000%	7/1/28	3,825	3,938
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/25	175	174
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/26	200	197
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/27	250	243
	Hialeah FL Utility System Water Revenue	5.000%	10/1/30	1,700	1,833
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	6,075	6,737
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,305
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	23,240	25,312
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	2.200%	2/5/25	15,000	15,000
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	1,000	1,007
	Hillsborough County School Board COP	5.000%	7/1/28	40	41
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,682
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,026

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	235	246
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,607
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	2,821
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	1,710	1,821
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	1,595	1,684
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,612
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	4,529
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,550	4,799
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,070	1,146
[10]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,885	5,250
[10]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	5,000	5,461
[10]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	4,705	5,217
[10]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	8,500	9,542
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,750	1,823
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	27,612
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,000	1,052
	JEA Water & Sewer System Water Revenue	3.250%	10/1/36	400	373
[5]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/29	335	338
	Lake Powell Residential Golf Community Development District Special Assessment Revenue	5.750%	11/1/32	1,955	1,956
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	420
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	382
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	1,975
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	4.400%	5/1/31	1,240	1,238
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	3,510
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	210
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,046
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	246
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	435	439
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/29	2,400	2,408
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/29	330	331
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	920	925
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	745	786
	Lee County FL IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	26,000	26,291
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	8/1/25	1,250	1,250
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,002
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/31	3,000	3,094
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/32	3,750	3,860
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/25	1,725	1,746
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,225	1,226
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/26	1,780	1,787
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/28	860	864
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/29	1,165	1,170
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,093
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,238
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,336
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,386
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/28	1,000	1,063
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/33	2,500	2,508
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,430
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,107
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	296
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,252
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	305
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,002
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	150	150
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,250	1,279
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	4,000	4,006
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,150	1,174
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/28	1,900	2,032
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/29	3,990	4,337
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/30	4,190	4,626
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/31	4,400	4,914
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,049
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	285
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/27	430	453
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	585	651
	Miami-Dade County FL GO	5.000%	7/1/33	4,500	4,616
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	3,000	3,016
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,500	1,553

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	811
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	200
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/33	1,215	1,216
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	380	383
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/28	1,795	1,802
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,515
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,625	1,641
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,070
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/26	6,750	6,764
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/26	12,835	12,767
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/26	1,000	1,000
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/28	8,065	8,040
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,014
	Miami-Dade County School Board COP	5.000%	2/1/25	635	635
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	13,927
	Miami-Dade County School Board COP	5.000%	5/1/28	2,095	2,106
	Miami-Dade County School Board COP	5.000%	5/1/29	2,000	2,010
[4]	Miami-Dade County School Board COP	5.000%	5/1/30	5,000	5,501
[4]	Miami-Dade County School Board COP	5.000%	5/1/31	5,000	5,579
[4]	Miami-Dade County School Board COP	5.000%	5/1/32	4,000	4,514
	Miami-Dade County School Board COP, ETM	5.000%	5/1/25	155	156
	Miami-Dade County School Board GO	5.000%	3/15/30	1,000	1,021
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/29	1,910	1,926
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	3,270	3,298
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	6,025	6,076
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	2,000	2,014
	Mirada Community Development District Special Assessment Revenue	4.750%	5/1/31	500	501
	Miromar Lakes Community Development District Special Assessment Revenue	5.000%	5/1/28	1,230	1,232
[5]	Normandy Community Development District Special Assessment Revenue	4.625%	5/1/31	600	594
	North AR-1 Pasco Community Development District Special Assessment Revenue	4.875%	5/1/31	490	493
	North Springs Improvement District Special Assessment Revenue	4.000%	5/1/28	1,510	1,502
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/27	1,465	1,532
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/28	1,540	1,634
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/29	1,615	1,741
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/30	1,695	1,853
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/31	1,780	1,972
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	3,904
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,166
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	4,432
[10]	Okaloosa County School Board COP	5.000%	10/1/28	900	966
[10]	Okaloosa County School Board COP	5.000%	10/1/29	800	873
[10]	Okaloosa County School Board COP	5.000%	10/1/30	1,295	1,434
[10]	Okaloosa County School Board COP	5.000%	10/1/31	2,105	2,362
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/29	1,915	1,927
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	3,130	3,168
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	3,565	3,602
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/32	4,435	4,441
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	9,740	9,751
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,265	1,272
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,355	1,382
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	350	357
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,455	1,505
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	625	647
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	575	605
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	570	574
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	650	680
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,068
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,420	1,502
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	455	481
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,250	1,355
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	480	511
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,500	2,745
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	755	809
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue (Mutli-County Program)	4.000%	9/1/48	1,115	1,117
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/28	10,920	10,887
	Orange County School Board COP	5.000%	8/1/29	1,300	1,406
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	40
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/25	1,630	1,652
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	1,475	1,519

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	28,470	25,546
	Orlando Utilities Commission Water Revenue	5.000%	10/1/29	1,245	1,249
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	195
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	425	429
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	319
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	513
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	725
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	625
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	240
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	250	251
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	261
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	265
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	420
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	353
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	676
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	150
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	467
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,025	1,027
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	915	897
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Harbour's Edge Project)	4.000%	11/15/34	1,200	1,178
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/29	200	211
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/30	600	639
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/31	200	214
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,319
	Palm Beach County School District COP	5.000%	8/1/29	500	532
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,735
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,023
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/31	150	150
[5]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	41,000	44,394
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/25	750	759
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/26	870	900
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	905	953
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/28	950	1,017
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/29	1,815	1,971
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/30	4,935	5,427
[1]	Pasco County School Board COP	5.000%	8/1/25	250	253
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/50	1,505	1,508
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue (Citrus Grove Apartments Project) PUT	3.300%	1/1/27	4,650	4,639
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/26	1,650	1,669
	Port St. Lucie FL GO	4.000%	7/1/32	2,380	2,382
	Port St. Lucie FL GO	4.000%	7/1/33	5,550	5,554
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	1,225	1,233
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/26	200	197
	Seminole County FL Water & Sewer Water Revenue	4.000%	10/1/29	1,450	1,458
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/25	220	220
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/26	305	303
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/27	235	233
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/31	280	274
	South Florida Water Management District COP	5.000%	10/1/30	5,000	5,113
	South Florida Water Management District COP	5.000%	10/1/32	8,250	8,427
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,315	1,374
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,070	2,159
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,500	1,562
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,000	5,195
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/26	740	728
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/27	860	841
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/28	810	786
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,667
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	302
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	475	486
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	375	391
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,019
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,000	1,006
[5]	TSR Community Development District Special Assessment Revenue	4.125%	11/1/28	1,155	1,153
[4,5]	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	4.450%	5/1/32	405	405

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.250%	1/1/30	450	450
[5]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/30	400	400
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	250	244
	Village Community Development District No. 14 Special Assessment Revenue	4.000%	5/1/27	3,670	3,690
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	500	504
[5]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/29	1,500	1,490
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.375%	5/1/33	2,500	2,544
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/26	540	542
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/30	795	795
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/31	1,270	1,271
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/32	1,460	1,460
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/27	1,405	1,400
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	4.875%	5/1/31	500	503
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	4.875%	5/1/28	295	297
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/26	260	268
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/27	375	394
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/28	1,000	1,066
					1,025,319
Georgia (4.1%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,945	2,975
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,145
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,322
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,486
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,667
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/30	7,045	7,662
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/26	635	651
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/27	665	693
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/28	695	735
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,780
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,261
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,031
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	1,355	1,423
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	2,020	2,160
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,080	1,174
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	2,345	2,589
	Atlanta GA GO	5.000%	12/1/29	5,000	5,493
	Atlanta GA GO	5.000%	12/1/30	5,000	5,578
	Atlanta GA Tax Increment/Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,398
[8]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/27	4,473	4,600
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Skyline Apartments Project) PUT	3.375%	5/1/25	9,900	9,900
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	9,445	9,677
[8]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	2/1/28	1,250	1,251
[8]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/28	10,000	10,026
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/28	2,350	2,306
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/28	2,050	2,014
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/29	7,500	7,448
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/28	1,125	1,184
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/29	1,085	1,150
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/30	895	943
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/32	1,395	1,469
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/26	100	102
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/27	100	102
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/28	100	102
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/29	130	133
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project)	1.800%	9/1/29	5,000	4,386
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	12,940	13,234
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	867
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	817
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	3,590	3,620
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/26	2,430	2,451
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/26	7,705	7,772

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	2,290	2,298
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	2,690	2,699
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/28	1,820	1,849
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/29	5,945	5,925
[4]	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	10,115	10,107
[4]	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	11,850	11,841
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/34	2,560	2,579
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	431
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/26	210	215
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/28	250	265
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	456
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	885	905
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	468
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	494
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,057
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	2,300	2,466
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	2,000	2,175
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	29,865	30,424
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	11,240	11,885
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	250
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	382
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,087
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,050
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,000	1,063
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	551
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/30	2,305	2,372
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/28	1,750	1,862
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/29	1,850	1,995
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/30	2,215	2,421
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/31	2,500	2,763
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/27	1,525	1,532
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	1,850	1,832
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	1,030	1,024
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/27	270	281
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/29	380	404
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/31	575	622
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	1,765
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/26	835	832
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/27	965	961
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/28	1,000	996
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	300
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	255
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	717
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	713
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	939
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,460	1,486
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,298
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/30	9,905	10,880
	Georgia GO	5.000%	2/1/25	2,000	2,000
	Georgia GO	4.000%	2/1/26	4,570	4,574
	Georgia GO	4.000%	2/1/31	2,740	2,741
	Georgia GO	4.000%	2/1/31	4,000	4,029
	Georgia GO	4.000%	2/1/32	4,000	4,027

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	692
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	3,833
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,049
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	403
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	832
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	842
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,240
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	1,740
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,193
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,275	1,345
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/26	425	429
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	630	641
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/27	1,760	1,826
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/28	430	437
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	2,870	3,028
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	315	332
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	202
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	608
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	154
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	677
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	571
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	200	210
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	190	203
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/29	300	324
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/30	200	219
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	4.000%	1/1/28	220	222
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	2,500	2,559
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	300	308
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	1,350	1,374
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	1,000	1,037
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/28	1,400	1,477
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/28	875	923
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/29	660	706
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/29	725	776
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/30	1,365	1,481
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/30	500	543
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/31	1,690	1,856
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/31	745	818
[3,5,6]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	2.370%	2/6/25	8,960	8,960
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,590
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,004
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,009
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	150	150
	Gwinnett County School District GO	4.000%	2/1/33	5,000	5,005
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	176
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/27	820	854
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	290	290
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	5,018
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,521
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	250	252
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	492
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	345	351
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	350	356
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,270	2,320
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	280	287
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	585
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	620	639
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	500	515
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	519
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	465	487
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,239
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	1,100	1,148
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	825	861
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	1,000	1,040
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/28	1,000	1,050
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/28	1,500	1,588
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	5,041
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	2,700	2,844
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	1,050	1,106
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	700	737

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	2,250	2,383
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	750	794
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	3,040	3,218
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/29	225	238
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/29	280	295
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/29	2,750	2,895
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/30	2,940	3,116
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/30	950	1,007
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/30	145	154
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/30	2,630	2,730
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/30	2,355	2,507
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/30	1,000	1,065
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/30	470	499
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/30	3,500	3,702
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/31	950	1,015
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/31	100	106
[4]	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/31	500	531
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/31	900	965
[4]	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/31	1,500	1,600
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	102,260	102,519
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	20,390	20,645
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	91,860	92,025
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	38,085	39,494
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	18,910	18,854
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	84,305	88,993
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	25,000	26,055
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	105,585	111,849
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	52,690	54,996
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	64,115	68,049
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	6,590	6,981
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	29,150	30,893
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	41,945	44,076
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	12,390	13,227
[4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/32	45,600	48,715
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/32	40,000	42,251
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/25	620	624
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/27	425	443
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/28	530	561
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	3,270	3,297
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	2,990	3,015
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,270	1,281
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,270	1,281
[4]	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/30	8,445	8,438
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	644
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	554
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	492
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	1,050	1,060
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	1,000	1,009
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	5.000%	4/1/25	600	602
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	5.000%	4/1/26	600	613
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	5.000%	4/1/27	500	520
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	5.000%	4/1/28	920	969
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/31	1,200	1,187
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/27	1,840	1,934
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,472
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	3,000	3,255
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,855	5,326
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,450	4,916

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/28	830	866
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.000%	10/1/29	1,530	1,501
					1,260,766
Guam (0.1%)
	Guam Department of Education COP	3.625%	2/1/25	320	320
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	931
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	503
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	987
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,100	1,185
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,000	1,086
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,335	1,450
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	362
	Guam Income Tax Revenue	5.000%	12/1/26	2,250	2,309
	Guam Income Tax Revenue	5.000%	12/1/27	5,230	5,368
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	515	521
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,518
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	580	587
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	300	312
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	450	454
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	2,525	2,645
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	1,500	1,583
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	2,070	2,088
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,495
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,565	1,581
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	500	505
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,160	2,219
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	500	513
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,860	4,021
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	450	469
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,250	3,425
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	500	527
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,515	4,804
					43,768
Hawaii (0.2%)
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,855	2,021
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,585	2,816
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.700%	7/1/39	6,235	6,235
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.700%	7/1/39	1,620	1,620
	Hawaii GO	4.000%	4/1/29	3,300	3,338
	Hawaii GO	5.000%	10/1/29	1,250	1,294
	Hawaii GO	4.000%	10/1/30	1,885	1,910
	Hawaii GO	4.000%	8/1/32	4,500	4,501
	Hawaii GO	4.000%	8/1/33	4,660	4,661
	Hawaii GO	4.000%	8/1/34	10,000	10,000
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue PUT	3.300%	12/1/27	15,265	15,231
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	1,839
	Honolulu HI City & County GO	5.000%	7/1/28	1,000	1,072
	Honolulu HI City & County GO	4.000%	10/1/31	5,050	5,119
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,845	1,931
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,350	4,444
[4]	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/32	2,150	2,410
					70,442
Idaho (0.3%)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	4.000%	9/1/26	250	254
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/27	1,050	1,050
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	123
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,085	1,094
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	225	234
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	920	927
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	265	280
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	400	429
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	1,880	1,894
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/33	1,000	884
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	6,605	6,615
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	938

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project) PUT	5.000%	3/1/32	13,820	15,153
[4]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.550%	5/1/25	3,255	3,255
[8]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	4.000%	1/1/50	670	674
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	2,170	2,392
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	50,000	50,364
[1]	University of Idaho College & University Revenue	5.000%	4/1/26	555	568
[1]	University of Idaho College & University Revenue	5.000%	4/1/27	450	469
					87,597
Illinois (6.9%)
[3]	Adams County School District No. 172 GO	4.000%	2/1/32	1,000	1,006
	Aurora IL Waterworks & Sewerage Water Revenue	4.000%	12/1/31	1,185	1,186
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	555
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	667
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	387
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	719
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	354
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/33	650	660
[9]	Chicago Board of Education GO	0.000%	12/1/25	5,105	4,949
[9]	Chicago Board of Education GO	0.000%	12/1/25	6,220	6,030
	Chicago Board of Education GO	0.000%	12/1/25	2,375	2,300
	Chicago Board of Education GO	5.000%	12/1/25	14,605	14,677
[3]	Chicago Board of Education GO	5.000%	12/1/25	4,500	4,546
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,512
	Chicago Board of Education GO	5.000%	12/1/25	9,520	9,567
[11]	Chicago Board of Education GO	5.500%	12/1/25	3,420	3,458
	Chicago Board of Education GO	0.000%	12/1/26	17,205	16,006
[9]	Chicago Board of Education GO	0.000%	12/1/26	6,380	5,946
[9,12]	Chicago Board of Education GO	0.000%	12/1/26	95	89
	Chicago Board of Education GO	5.000%	12/1/26	17,465	17,699
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,154
	Chicago Board of Education GO	5.000%	12/1/26	5,810	5,888
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,469
[10,12]	Chicago Board of Education GO	5.500%	12/1/26	7,165	7,416
[11]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,272
	Chicago Board of Education GO	7.000%	12/1/26	10,000	10,214
	Chicago Board of Education GO	0.000%	12/1/27	500	446
[9]	Chicago Board of Education GO	0.000%	12/1/27	1,060	948
	Chicago Board of Education GO	4.000%	12/1/27	14,120	14,073
[3]	Chicago Board of Education GO	5.000%	12/1/27	1,200	1,246
	Chicago Board of Education GO	5.000%	12/1/27	2,635	2,696
[3]	Chicago Board of Education GO	5.000%	12/1/27	4,700	4,871
	Chicago Board of Education GO	5.000%	12/1/27	3,860	3,949
[11]	Chicago Board of Education GO	5.500%	12/1/27	3,070	3,151
[9]	Chicago Board of Education GO	0.000%	12/1/28	14,130	12,120
[9,12]	Chicago Board of Education GO	0.000%	12/1/28	13,800	11,837
	Chicago Board of Education GO	5.000%	12/1/28	16,325	16,760
	Chicago Board of Education GO	5.000%	12/1/28	6,285	6,452
[9]	Chicago Board of Education GO	0.000%	12/1/29	800	658
	Chicago Board of Education GO	5.000%	12/1/29	16,420	16,936
	Chicago Board of Education GO	5.000%	12/1/29	5,000	5,122
	Chicago Board of Education GO	5.000%	12/1/30	12,645	12,982
[3]	Chicago Board of Education GO	5.000%	12/1/30	5,340	5,567
	Chicago Board of Education GO	5.000%	12/1/30	1,820	1,886
	Chicago Board of Education GO	5.000%	12/1/30	12,640	12,834
[3]	Chicago Board of Education GO	5.000%	12/1/30	4,180	4,358
[11]	Chicago Board of Education GO	5.500%	12/1/30	2,500	2,618
[5]	Chicago Board of Education GO	6.750%	12/1/30	1,065	1,144
[9]	Chicago Board of Education GO	0.000%	12/1/31	4,800	3,615
[9]	Chicago Board of Education GO	0.000%	12/1/31	1,205	907
	Chicago Board of Education GO	5.000%	12/1/31	2,000	2,051
	Chicago Board of Education GO	5.000%	12/1/31	7,590	7,842
	Chicago Board of Education GO	5.000%	12/1/31	6,045	6,180
[3]	Chicago Board of Education GO	5.000%	12/1/31	4,640	4,825
	Chicago Board of Education GO	5.000%	12/1/31	5,000	5,071
	Chicago Board of Education GO	5.000%	12/1/32	3,600	3,677
[3]	Chicago Board of Education GO	5.000%	12/1/32	2,800	2,906
	Chicago Board of Education GO	5.000%	12/1/32	2,000	2,041
[3]	Chicago Board of Education GO	5.000%	12/1/32	2,000	2,076

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.125%	12/1/32	1,255	1,255
	Chicago Board of Education GO	5.000%	12/1/33	6,410	6,527
[3]	Chicago Board of Education GO	5.000%	12/1/33	2,850	2,953
	Chicago Board of Education GO	5.000%	12/1/34	3,460	3,517
	Chicago Board of Education GO	5.000%	12/1/34	22,875	23,103
	Chicago Board of Education GO	5.000%	12/1/34	2,540	2,565
	Chicago Board of Education GO	4.000%	12/1/35	11,640	10,938
	Chicago IL GO	5.000%	1/1/27	1,345	1,359
	Chicago IL GO	5.000%	1/1/28	8,710	9,001
	Chicago IL GO	5.000%	1/1/28	2,450	2,532
	Chicago IL GO	4.000%	1/1/29	6,127	6,161
	Chicago IL GO	5.000%	1/1/29	5,710	5,950
	Chicago IL GO	5.000%	1/1/29	3,670	3,824
	Chicago IL GO	5.000%	1/1/29	2,500	2,521
	Chicago IL GO	5.000%	1/1/29	770	802
	Chicago IL GO	4.000%	1/1/30	6,336	6,372
	Chicago IL GO	5.000%	1/1/30	7,320	7,693
	Chicago IL GO	5.000%	1/1/30	5,285	5,554
	Chicago IL GO	0.000%	1/1/31	5,020	3,978
	Chicago IL GO	5.000%	1/1/31	1,500	1,564
	Chicago IL GO	5.000%	1/1/31	515	519
	Chicago IL GO	5.000%	1/1/31	14,710	15,557
	Chicago IL GO	4.000%	1/1/32	2,565	2,565
	Chicago IL GO	5.000%	1/1/32	7,320	7,780
	Chicago IL GO	5.000%	1/1/33	3,340	3,564
	Chicago IL GO	5.000%	1/1/34	1,000	1,049
	Chicago IL GO, ETM	0.000%	1/1/26	300	291
[9]	Chicago IL GO, ETM	0.000%	1/1/26	235	228
	Chicago IL GO, ETM	5.000%	1/1/26	6,020	6,137
	Chicago IL GO, ETM	5.000%	1/1/26	10,920	11,039
	Chicago IL GO, ETM	0.000%	1/1/27	1,000	939
[9]	Chicago IL GO, ETM	0.000%	1/1/27	1,000	942
[9]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,924
	Chicago IL GO, ETM	5.000%	1/1/27	14,450	14,772
[9]	Chicago IL GO, ETM	0.000%	1/1/28	100	91
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/26	1,100	1,103
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,038
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	500	509
[9]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/27	955	898
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	2,591
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	700	739
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,170	2,243
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,650	2,846
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	675	725
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	3,770	4,106
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,000	1,089
[9]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	460	483
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	3,555	3,666
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,079
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	12,680
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	15,347
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,261
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	1,000	1,032
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,000	3,094
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	1,000	1,053
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	2,705	2,889
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	4,560	4,783
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,031
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	3,000	3,251
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	2,000	2,057
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,000	1,029
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	750	826
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,960	2,153
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/30	3,555	3,745
[11]	Chicago IL Waterworks Water Revenue	5.750%	11/1/30	12,900	13,834
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	1,000	1,028
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	1,735	1,925
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/32	1,055	1,107
[3]	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	1,800	1,884
[3,5]	Chicago IL Waterworks Water Revenue TOB VRDO	2.370%	2/6/25	6,355	6,355

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,750	2,863
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	5,000	5,289
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,225
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,000	1,090
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,000	2,206
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,182
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	112
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	210	214
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,745	2,850
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	127
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,226
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	165	168
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	6,000	6,440
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	315	338
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,645	1,700
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,380	1,501
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	450	491
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	10,500	11,419
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,135	1,255
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	9,485	10,452
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,375	11,555
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	3,750	3,878
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	14,780	14,973
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	7,735	7,836
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/34	3,750	3,874
	Chicago Park District GO	5.000%	11/15/25	1,430	1,449
	Chicago Park District GO	5.000%	1/1/26	1,000	1,016
[1]	Chicago Park District GO	5.000%	1/1/26	550	559
	Chicago Park District GO	5.000%	11/15/26	1,500	1,546
	Chicago Park District GO	5.000%	1/1/27	925	939
[1]	Chicago Park District GO	5.000%	1/1/27	650	672
	Chicago Park District GO	5.000%	1/1/27	1,000	1,036
[1]	Chicago Park District GO	5.000%	1/1/28	1,000	1,055
	Chicago Park District GO	5.000%	1/1/28	1,110	1,169
	Chicago Park District GO	5.000%	1/1/29	750	802
	Chicago Park District GO	5.000%	1/1/29	1,875	2,004
	Chicago Park District GO	5.000%	1/1/30	1,700	1,841
	Chicago Park District GO	5.000%	1/1/30	1,320	1,430
[1]	Chicago Park District GO	4.000%	1/1/31	1,955	1,994
	Chicago Park District GO	5.000%	1/1/31	700	768
[1]	Chicago Park District GO	4.000%	11/15/32	1,000	1,015
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	6,115	6,153
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	4,442
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,635
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	3,946
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,562
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	9,015	9,409
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	2,870
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	5,250	5,568
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	7,250	7,689
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	5,845	6,290
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/28	1,600	1,690
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/29	1,000	1,068
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/30	1,250	1,350
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/31	1,555	1,691
[3]	Cook County IL GO	5.000%	11/15/26	3,710	3,843
	Cook County IL GO	5.000%	11/15/27	1,205	1,248
	Cook County IL GO	5.000%	11/15/28	2,705	2,801
	Cook County IL GO	5.000%	11/15/28	350	374
	Cook County IL GO	5.000%	11/15/29	3,600	3,908
	Cook County IL GO	5.000%	11/15/29	5,000	5,176
	Cook County IL GO	5.000%	11/15/30	2,200	2,276
	Cook County IL GO	5.000%	11/15/31	2,510	2,595
	Cook County IL Sales Tax Revenue	5.000%	11/15/26	650	674
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	350	368
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	290	310
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	140	152
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	275	298
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	1,250	1,355
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	300	330

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	2,000	2,198
	Cook County IL Sales Tax Revenue	4.000%	11/15/34	1,000	1,010
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,106
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,290
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,349
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,708
	Cook County School District No. 151 South Holland GO	4.000%	4/1/25	675	676
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	4,000	4,112
[1]	Crestwood IL GO	5.000%	12/15/28	1,820	1,914
[1]	Crestwood IL GO	5.000%	12/15/29	1,910	2,031
[1]	Crestwood IL GO	5.000%	12/15/31	1,345	1,452
	DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale GO	4.000%	1/15/28	485	494
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	616
	DuPage County Forest Preserve District GO	5.000%	11/1/28	660	708
	DuPage County Forest Preserve District GO	5.000%	11/1/29	575	626
	DuPage County Forest Preserve District GO	5.000%	11/1/30	500	552
	DuPage County Forest Preserve District GO	5.000%	11/1/31	850	950
	DuPage County Forest Preserve District GO	5.000%	11/1/32	645	728
[4]	Elmhurst Park District Go	5.000%	12/15/27	140	148
[4]	Elmhurst Park District Go	5.000%	12/15/28	150	161
[4]	Elmhurst Park District Go	5.000%	12/15/31	500	559
[4]	Elmhurst Park District GO	5.000%	12/15/29	150	164
[4]	Elmhurst Park District GO	5.000%	12/15/30	250	276
[4]	Elmhurst Park District GO	5.000%	12/15/32	400	451
[3]	Franklin Park IL GO	4.000%	7/1/30	1,015	1,013
[4]	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/27	250	264
[4]	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/28	275	295
[4]	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/29	350	381
[4]	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/30	500	551
[4]	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/31	2,465	2,746
[4]	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/32	1,000	1,125
[4]	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/33	925	1,038
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	1,981
[5]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/30	630	623
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/31	265	267
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	905	906
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,306
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	276
	Illinois Finance Authority College & University Revenue	5.000%	4/1/26	345	351
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	530	533
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	695
	Illinois Finance Authority College & University Revenue	5.000%	4/1/27	1,450	1,514
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	730	736
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	308
	Illinois Finance Authority College & University Revenue	5.000%	4/1/28	1,805	1,918
	Illinois Finance Authority College & University Revenue	5.000%	4/1/28	400	420
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	750	767
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	532
	Illinois Finance Authority College & University Revenue	5.000%	4/1/29	2,015	2,176
	Illinois Finance Authority College & University Revenue	5.000%	4/1/30	6,000	6,576
	Illinois Finance Authority College & University Revenue	5.000%	4/1/30	800	854
	Illinois Finance Authority College & University Revenue	4.125%	12/1/30	1,505	1,431
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	1,175	1,265
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	11,935	13,262
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/25	325	327
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/25	1,605	1,617
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/27	425	439
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/29	940	989
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/30	200	212
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/31	205	218
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/32	215	229
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/25	875	875
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/28	400	409
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/29	920	940
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/30	335	342

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/31	370	377
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/32	225	229
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/25	100	101
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/26	225	232
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	596
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,359
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,670	7,707
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	4,541
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,008
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,840	1,869
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	4,500	4,600
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,444
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,014
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	4,388
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,655	1,691
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,205	2,272
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	1,839
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,600	2,679
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	255
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,018
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,250	3,264
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,050
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,121
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,890	1,949
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,005	1,028
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,799
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,420
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	950	984
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,541
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,505	1,531
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,815	1,904
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	7,000	7,053
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	940	965
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,755	2,805
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,000	2,008
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,420	1,469
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	4,365	4,428
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,260	1,337
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	1,010	1,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,910	6,094
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,577
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	415	424
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,011
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,030	1,049
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,125	1,132
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/30	6,650	6,725
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/30	615	622
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	12,185	12,249
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	14,040	14,300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	11,645	12,107
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.550%	2/3/25	37,600	37,600
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.400%	2/5/25	12,245	12,245
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,500	2,514
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	3,150	3,170
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,100	1,107
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.550%	4/1/51	5,705	5,705
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.950%	5/1/42	1,405	1,391
[5]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/34	625	637
	Illinois Finance Authority Lease Revenue	5.000%	1/1/31	1,125	1,145
[2]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.245%	11/1/34	10,190	10,179
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,085	1,077
	Illinois GO	4.000%	3/1/25	750	750
	Illinois GO	5.000%	3/1/25	6,500	6,509
	Illinois GO	5.000%	5/1/25	2,500	2,511
	Illinois GO	5.000%	5/1/25	3,200	3,214

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.500%	5/1/25	3,000	3,017
	Illinois GO	6.000%	5/1/25	150	151
	Illinois GO	5.000%	7/1/25	7,750	7,811
	Illinois GO	5.000%	11/1/25	39,075	39,617
[1]	Illinois GO	5.000%	11/1/25	10,000	10,144
	Illinois GO	5.000%	12/1/25	500	508
	Illinois GO	5.000%	12/1/25	660	670
	Illinois GO	5.000%	1/1/26	3,680	3,742
	Illinois GO	5.000%	2/1/26	8,900	9,064
	Illinois GO	5.000%	3/1/26	3,250	3,314
	Illinois GO	5.000%	3/1/26	10,000	10,198
	Illinois GO	5.000%	5/1/26	5,000	5,113
	Illinois GO	5.500%	5/1/26	8,675	8,930
	Illinois GO	5.000%	7/1/26	5,795	5,943
	Illinois GO	5.000%	11/1/26	25,940	26,747
	Illinois GO	5.000%	11/1/26	3,500	3,608
	Illinois GO	5.000%	1/1/27	1,750	1,778
	Illinois GO	5.000%	3/1/27	7,935	8,223
	Illinois GO	5.000%	5/1/27	7,000	7,272
	Illinois GO	5.000%	6/1/27	1,400	1,432
	Illinois GO	5.000%	10/1/27	1,500	1,568
	Illinois GO	5.000%	11/1/27	19,070	19,952
	Illinois GO	5.000%	1/1/28	625	635
	Illinois GO	5.500%	1/1/28	240	255
	Illinois GO	5.000%	2/1/28	1,075	1,111
	Illinois GO	4.000%	3/1/28	3,000	3,066
	Illinois GO	5.000%	3/1/28	805	846
	Illinois GO	5.000%	5/1/28	5,000	5,267
	Illinois GO	5.000%	5/1/28	5,000	5,267
	Illinois GO	5.000%	6/1/28	1,040	1,063
	Illinois GO	5.000%	10/1/28	3,000	3,178
	Illinois GO	5.000%	11/1/28	23,700	24,772
	Illinois GO	5.000%	11/1/28	2,895	3,070
	Illinois GO	5.000%	12/1/28	2,500	2,615
	Illinois GO	5.000%	2/1/29	4,590	4,741
	Illinois GO	5.000%	2/1/29	3,100	3,298
	Illinois GO	5.000%	5/1/29	2,525	2,695
	Illinois GO	3.500%	6/1/29	2,410	2,392
	Illinois GO	5.000%	7/1/29	25,000	26,740
	Illinois GO	5.000%	11/1/29	28,550	29,853
	Illinois GO	5.000%	1/1/30	1,000	1,015
	Illinois GO	5.000%	2/1/30	12,220	13,169
	Illinois GO	5.000%	5/1/30	2,580	2,789
	Illinois GO	5.500%	5/1/30	2,365	2,527
[3]	Illinois GO	4.000%	2/1/31	1,500	1,517
	Illinois GO	5.000%	2/1/31	8,815	9,613
	Illinois GO	5.000%	10/1/31	3,320	3,507
	Illinois GO	5.000%	10/1/31	2,400	2,535
	Illinois GO	5.000%	10/1/31	4,000	4,391
	Illinois GO	4.125%	11/1/31	2,240	2,252
	Illinois GO	5.000%	12/1/31	1,000	1,044
	Illinois GO	5.000%	11/1/32	4,255	4,362
	Illinois GO	5.000%	12/1/34	6,485	6,734
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	577
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	3,940	3,950
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/49	2,470	2,479
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	1,395	1,405
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,085	1,085
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	19,250	19,041
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	15,235	15,534
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	9,535	9,949
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	7,135	7,563
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/26	4,300	4,381
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	3,020	3,026
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,045	2,080
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,270	1,292
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	11,318	11,516
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/27	5,275	5,293
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/28	7,475	7,453
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/28	3,000	3,013

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,6]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.000%	3.250%	5/15/50	3,775	3,778
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	11,110
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	15,514
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/32	3,180	3,201
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	4,931
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	8,867
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,024
[1]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	9,385
[9]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	378
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,775	4,781
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,278
[9]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	129
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,067
[9]	Illinois Sales Tax Revenue	6.000%	6/15/27	3,040	3,212
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	7,365
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,398
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	890	892
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	1,000	1,038
	Illinois Sales Tax Revenue	3.000%	6/15/31	10,385	9,731
[1]	Illinois Sales Tax Revenue	5.000%	6/15/32	1,325	1,379
	Illinois Sales Tax Revenue	3.000%	6/15/34	300	268
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,057
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	5,250	5,518
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,100	2,207
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,500	2,595
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	6,820	7,255
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	3,000	3,135
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	4,100	4,372
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	9,400	9,447
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/31	1,820	1,830
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/32	10,150	10,206
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	2,905	2,867
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	4,815	4,582
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	15,225
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	111
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,000	1,016
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,350	1,371
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	205	207
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,505	7,622
[10]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/30	2,615	2,840
[10]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/31	2,540	2,788
[10]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/32	2,600	2,870
[3]	Illinois State University College & University Revenue	5.000%	4/1/28	750	793
[3]	Illinois State University College & University Revenue	5.000%	4/1/28	785	830
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	972
[10]	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	0.000%	2/1/28	1,000	898
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	173
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	356
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	228
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	424
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	220
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/29	10,000	10,449
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/30	2,000	2,089
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,500
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,680
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,076
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,500	1,557
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,572
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,598
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/33	1,500	1,519
[13]	Lincoln Land Community College District No. 526 GO, 6.000% coupon rate effective 3/20/25	4.500%	12/15/34	17,600	17,598
[1]	Madison County Community Unit School District No. 8 Bethalto GO	4.000%	12/1/30	1,000	1,018
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,540	10,878
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,680	1,750
[10,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,265	1,305
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	2,000	1,696
[3,14]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	10,000	8,374
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	10,000	8,184
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	3.000%	6/15/25	2,000	1,997

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/25	1,000	1,015
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/26	4,305	4,126
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/26	2,075	2,143
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/27	60	56
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/27	3,000	3,061
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/27	2,300	2,335
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/27	5,000	5,238
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/28	10,450	9,335
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/28	2,355	2,461
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/28	3,750	3,919
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/29	7,500	7,836
[3,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project), ETM	5.500%	6/15/29	1,645	1,701
[5,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	2.370%	2/6/25	6,750	6,750
[3,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	2.410%	2/6/25	8,341	8,341
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/26	975	979
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/28	1,245	1,266
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/30	1,555	1,595
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/31	1,730	1,771
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	1,940
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,325	1,368
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,110	7,335
[3]	Mundelein IL GO	4.000%	12/15/25	500	504
[3]	Mundelein IL GO	4.000%	12/15/26	500	508
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	109
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	1,310	1,317
[1]	Northern Illinois University COP	5.000%	4/1/29	660	696
[1]	Northern Illinois University COP	5.000%	4/1/32	970	1,047
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	501
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,476
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,271
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	338
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	341
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	344
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	690	736
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,040	1,105
[1]	Peoria IL GO	4.000%	1/1/26	250	252
	Plano IL Special Service Area No. 3 & No. 4 Special Tax Revenue (Lakewood Springs Project)	4.000%	3/1/35	3,810	3,607
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	41,625	41,915
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	4,220	4,338
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/28	730	764
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/26	105	105
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/35	4,930	4,803
	Romeoville IL GO	5.000%	12/30/25	3,315	3,371
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	10,000	10,666
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,855	7,996
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	7,755
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,000	2,104
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,720	1,815
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,735	1,831
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,067
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	3,075	3,296
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	520	562
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	2,000	2,176
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/31	1,140	1,251
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	1,000	1,105
[5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.370%	2/6/25	11,570	11,570
[5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.370%	2/6/25	3,990	3,990
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,643
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,065	2,110
	Schaumburg IL GO	4.000%	12/1/26	6,485	6,621
	Schaumburg IL GO	4.000%	12/1/28	1,000	1,037
	Schaumburg IL GO	4.000%	12/1/29	8,155	8,503
[9]	Southern Illinois University College & University Revenue	0.000%	4/1/25	310	308
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	201
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/26	175	178
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/27	210	217
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	763
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	289
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	409
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/29	365	388

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/30	425	458
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	1,966
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/27	730	761
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	10,384
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,565	5,573
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	1,070	1,072
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/32	1,000	1,002
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	2,000	2,003
	Springfield IL GO	3.250%	12/1/30	1,085	1,069
	St. Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/29	700	701
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	2,729
	University of Illinois College & University Revenue	5.000%	10/1/28	485	512
	University of Illinois College & University Revenue	5.000%	10/1/29	965	1,027
	University of Illinois College & University Revenue	5.000%	10/1/30	1,150	1,235
	University of Illinois College & University Revenue	4.000%	4/1/34	4,040	4,047
[1]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	750
[1]	Western Illinois University College & University Revenue	4.000%	4/1/26	1,340	1,346
[1]	Western Illinois University College & University Revenue	4.000%	4/1/27	1,400	1,410
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	279
[3]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/26	855	805
[3]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/26	145	138
[1]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO	5.000%	12/1/28	1,165	1,208
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,245	1,291
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/28	3,910	4,121
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/29	4,175	4,465
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/30	8,730	9,468
					2,121,307
Indiana (1.0%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	400	404
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,040
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	500	519
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	350	372
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	500	532
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	536
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	325	351
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	500	540
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	500	543
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	500	550
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	700	774
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	356
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,235	1,297
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	475	503
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	485	518
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	538
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	5,355	5,813
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	675	733
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,000	1,094
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/31	1,195	1,207
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/32	1,670	1,683
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/26	200	202
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/27	225	229
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/28	275	282
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/29	275	283
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/32	1,315	1,315
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/27	775	792
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/28	805	828
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	12/15/28	410	422
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,369
	Griffith Public School Improvement Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	2,105	2,135
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,048
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,118
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,189
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	443
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	358
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	351
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	298
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	292
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	275
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	544

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/30	1,250	1,192
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	5,275	5,398
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,900	5,700
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	380	381
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,211
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	6,333
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	5,394
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,573
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	450	459
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	398
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	750	764
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	852
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	350	368
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/28	740	766
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	1,225	1,281
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	600	651
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	1,345	1,416
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/29	1,410	1,471
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,202
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	7,316
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	4,210	4,079
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	16,835	17,844
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	32,015	34,863
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	10,000	11,134
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.550%	3/1/39	2,905	2,870
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/26	9,415	9,411
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/30	1,000	918
	Indiana Finance Authority Intergovernmental Agreement Revenue (Citizens Energy Group Project)	5.000%	10/1/30	670	743
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,057
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/28	1,430	1,537
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,200	1,310
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,506
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,600	1,747
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	2,750	3,049
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	1,175	1,303
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/49	1,475	1,473
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,145	1,133
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/50	3,860	3,780
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	3,185	3,099
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/52	2,930	3,014
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	3,150	3,257
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,460	1,545
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Dalehaven Estates Project) PUT	5.000%	6/1/26	6,075	6,197
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/28	1,860	1,851
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,520	1,563
[10]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,000	3,276
[10]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/31	10,000	11,078
[10]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/32	5,500	6,163
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/33	1,100	1,159
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/30	1,000	1,087
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/31	2,600	2,870
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/32	895	998
[5]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	1.950%	2/3/25	3,000	3,000
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,221
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	5,719
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	6,872
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,800	1,867
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	2,000	2,134
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,300	1,399
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,100	1,193
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	600	656
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	600	655
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	2,000	2,183
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,000	1,099
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	600	659
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	740	817
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,250	1,380
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,100	1,222

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	600	667
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	700	777
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	650	722
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	367
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	953
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/30	1,385	1,387
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,635	1,636
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/26	300	300
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	350	358
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	375	385
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	300	309
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	300	310
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/29	300	311
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	400	416
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	400	417
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	553
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	424
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,080
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,190	1,212
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	807
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	653
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,344
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	500	523
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	1,175	1,238
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,070	1,144
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,000	1,092
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	620	682
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,105
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	630	696
	Whiting Redevelopment District Tax Increment/Allocation Revenue	3.500%	7/15/26	970	963
	Whiting Redevelopment District Tax Increment/Allocation Revenue	4.000%	1/15/32	3,950	3,796
					298,419
Iowa (0.2%)
	Asbury IA GO	2.625%	6/1/29	315	300
	Iowa City Community School District GO	2.900%	6/1/31	2,800	2,621
	Iowa City Community School District GO	2.950%	6/1/32	3,010	2,788
	Iowa City Community School District GO	3.000%	6/1/33	3,100	2,926
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,701
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	990	990
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,000	2,033
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	89
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,019
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/28	1,075	1,122
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	401
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,260	1,258
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	3,710	3,730
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	525	526
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,630	1,639
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/49	800	791
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	775	754
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/52	11,025	11,440
	Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/52	3,545	3,775
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	2,925	2,886
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	348
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	705	724
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,094
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	390
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	439
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,372
	Marion IA GO	2.500%	6/1/30	370	340
	Xenia Rural Water District Water Revenue	5.000%	12/1/28	1,500	1,540
					49,036
Kansas (0.3%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/26	7,630	7,666
[5,9]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,500	1,506
[5,9]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,600	1,606
[5,9]	Coffeyville KS Electric System Electric Power & Light Revenue	5.250%	6/1/28	1,600	1,608
[5,9]	Coffeyville KS Electric System Electric Power & Light Revenue	5.250%	6/1/29	1,700	1,708
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,097

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Development Finance Authority College & University Revenue (Wichita State University Projects)	3.000%	6/1/31	1,645	1,569
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	28,850	30,702
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/28	2,860	3,028
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,735	4,874
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,006
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	509
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	517
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,035
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	891
	Manhattan KS GO	0.400%	6/15/25	12,015	11,827
[1]	Manhattan KS GO	5.000%	6/15/28	6,870	7,023
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	300	297
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	65	64
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,296
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	1,771
[8]	Wichita KS Local or Guaranteed Housing Revenue	3.750%	11/1/25	3,000	3,006
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,008
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,515	1,536
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,113
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.000%	9/1/33	1,810	1,820
					97,083
Kentucky (2.2%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	940
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,655
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,021
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/29	1,000	1,013
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	11,711
	Commonwealth of Kentucky COP	5.000%	6/15/34	1,320	1,327
	Eastern Kentucky University College & University Revenue	5.000%	4/1/28	1,030	1,087
	Eastern Kentucky University College & University Revenue	5.000%	4/1/29	1,080	1,156
	Eastern Kentucky University College & University Revenue	5.000%	4/1/30	1,135	1,232
	Elizabethtown KY GO	2.500%	8/1/29	460	425
[3]	Fayette County School District Finance Corp. Lease(Renewal) Revenue	5.000%	8/1/30	1,000	1,009
	Kenton KY GO	4.000%	4/1/30	1,000	1,014
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,425	1,440
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,053
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	122
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	128
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	204
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,005
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,679
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,123
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,009
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,362
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,275	1,334
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	3,000	3,075
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,000	1,039
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	3.650%	2/1/46	1,000	1,000
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/26	3,810	3,882
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	91
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	1,690	1,707
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	1,680	1,695
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	808
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	2,649
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	165	172
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,625	1,662
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,000	1,038
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,905	1,905
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,780	1,785
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	829
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,080
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,092
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,890	1,903
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,110	2,124
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	307
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,980	1,995
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/29	1,500	1,577
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/29	1,000	1,052

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/30	550	580
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/30	2,090	2,199
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/30	2,000	2,117
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/31	1,425	1,514
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/31	5,770	6,146
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	110,060	110,222
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	36,850	36,904
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	123,920	124,646
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	36,710	36,801
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	62,835	65,856
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	11,290	11,269
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	12,260	13,187
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	60,000	63,835
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/27	350	353
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/32	5,000	5,039
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/27	1,640	1,656
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/29	1,000	1,009
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,707
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/31	1,430	1,484
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	523
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/28	1,150	1,237
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/27	260	275
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/28	375	403
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/29	500	545
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/30	1,025	1,134
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/28	1,220	1,310
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/29	1,875	2,045
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/30	765	846
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/31	1,435	1,604
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	174
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/33	3,000	3,019
	Lexington-Fayette Urban County Government GO	3.000%	9/1/28	1,000	962
	Louisville Water Co. Water Revenue	3.125%	11/15/30	3,750	3,704
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	0.900%	9/1/26	1,440	1,372
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	24,765	25,455
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,066
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	29,680	31,678
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,655	5,795
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	4,485
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,738
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	1,995
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	7,145	7,375
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,132
	University of Kentucky College & University Revenue	3.250%	4/1/28	2,235	2,248
	University of Kentucky College & University Revenue	3.500%	4/1/29	2,305	2,313
	University of Kentucky College & University Revenue	5.000%	4/1/30	4,260	4,270
[3]	University of Louisville College & University Revenue	5.000%	9/1/28	1,230	1,303
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	296
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	705
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	522
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,311
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	571
	Warren County School District Finance Corp. Lease(Renewal) Revenue	4.000%	4/1/26	3,440	3,480
	Warren County School District Finance Corp. Lease(Renewal) Revenue	3.000%	4/1/28	2,000	1,957
					675,888
Louisiana (1.6%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,910	1,927
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,036
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,042
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	6,735	6,786
[5,6]	Calcasieu Parish Public Trust Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	5,226	5,226
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	799
[1]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	673
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	7,173
[3]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	579
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	505
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/28	1,000	1,027
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/29	2,500	2,581

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/30	3,000	3,108
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	508
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/30	3,500	3,846
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	3,735	4,159
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.545%	5/1/43	10,990	10,961
	Louisiana GO	5.000%	10/1/26	6,750	6,992
	Louisiana GO	5.000%	2/1/27	5,000	5,209
	Louisiana GO	5.000%	2/1/29	6,000	6,485
[8]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/26	1,300	1,310
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	5.000%	6/1/26	10,840	11,001
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/26	9,439	9,552
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,556
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/27	3,715	3,834
[8]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Tivoli Place Project)	5.000%	7/1/26	11,081	11,289
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	10,000	10,057
[8]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	1,455	1,502
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,090
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,046
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,086
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/32	7,450	7,164
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,920	1,940
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	2,195	2,259
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	4,190	4,362
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	4,265	4,456
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	6,500	6,744
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	11,080	11,485
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	4,900	5,058
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	4,356
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/29	5,250	5,468
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	10,325	10,404
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	6,170	6,204
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,140	4,160
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/25	5,185	5,203
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/26	2,150	2,163
	Louisiana Public Facilities Authority College & University Revenue	4.000%	12/15/32	1,335	1,344
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	12/15/33	2,140	2,150
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,560
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,036
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	6,668
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	700	714
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	2,740
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	6,506
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	455
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	5,223
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	419
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,060	1,066
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	27,500	27,647
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	724
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/29	1,500	1,552
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	21,180	21,269
[5]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	2/6/25	6,935	6,935
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/25	350	355
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	4,075	4,076
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	2,500	2,501
[3]	Shreveport LA GO	5.000%	3/1/28	550	576

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Shreveport LA GO	5.000%	3/1/28	335	351
[3]	Shreveport LA GO	5.000%	3/1/29	1,200	1,272
[10]	Shreveport LA GO	5.000%	3/1/29	310	329
[1]	Shreveport LA GO	5.000%	8/1/29	2,800	2,903
[3]	Shreveport LA GO	5.000%	3/1/30	700	749
[10]	Shreveport LA GO	5.000%	3/1/30	425	455
[1]	Shreveport LA GO	5.000%	8/1/30	5,355	5,546
[10]	Shreveport LA GO	5.000%	3/1/31	630	683
[10]	Shreveport LA GO	5.000%	3/1/32	600	654
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,030
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,145	1,211
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,031
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,051
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	4,050	4,107
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	825	830
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,105	1,155
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/26	40,700	40,108
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	45,110	44,562
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	21,380	21,610
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/28	34,575	34,606
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/30	2,385	2,531
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,320	1,357
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/28	2,050	2,133
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,607
					481,758
Maine (0.2%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	597
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	207
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	561
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	512
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	411
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	652
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	410
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	650	665
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	478
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,250	1,356
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	96
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	197
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	131
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/27	4,050	4,056
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/28	1,075	1,077
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.550%	11/15/29	7,530	7,576
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/29	1,960	1,967
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.650%	11/15/30	2,000	2,008
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	560	558
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	320	320
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	880	882
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/50	545	548
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/52	1,260	1,299
	Maine State Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	11/15/25	13,020	13,022
	Regional School Unit No. 14 BAN GO	5.000%	5/15/25	32,000	32,168
					71,754
Maryland (1.2%)
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,399
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	133
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	171
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	2,006
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	3,148
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	888
	Howard County MD GO	5.000%	2/15/31	2,390	2,485
	Hyattsville MD Special Obligation Revenue (University Town Center Project)	5.000%	7/1/27	1,500	1,502
[5,8]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/26	25,720	25,805
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/29	4,660	4,663
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.800%	9/1/30	1,395	1,226
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.700%	3/1/32	1,410	1,173
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/48	1,515	1,532

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	910	913
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/49	1,250	1,260
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	8,155	8,102
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	6,455	6,343
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,360	2,311
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	4,585	4,489
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	15,700	16,169
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/53	9,175	9,786
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,205	2,344
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,553
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	5,000	5,003
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	10,482
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/30	3,445	3,483
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/31	2,590	2,611
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	10,785	10,991
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/28	300	309
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/29	300	310
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/30	300	311
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/31	565	588
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,505
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	2,385	2,309
	Maryland Economic Development Corp. Tax Increment/Allocation Revenue (Metro Centre at Owings Mills Project)	3.750%	7/1/27	1,840	1,826
	Maryland GO	5.000%	3/15/25	32,130	32,215
	Maryland GO	2.750%	8/1/25	590	589
	Maryland GO	5.000%	6/1/26	1,150	1,153
	Maryland GO	4.000%	6/1/27	7,000	7,002
	Maryland GO	4.000%	6/1/28	15,565	15,568
	Maryland GO	4.000%	6/1/29	1,250	1,250
[6]	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	2.740%	2/5/25	31,700	31,700
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	462
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	738
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	565	569
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	172
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	800	801
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	200
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,960	4,138
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,105
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	140
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	875	918
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	141
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,764
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,000	2,013
[4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,800	1,940
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	565	581
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,445	1,546
[4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,700	1,856
[4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,450	2,704
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,025
[4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,600	2,896
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,190	2,201
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,310	8,589
[4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	4,775	5,232
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/45	5,090	5,091
[5,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.600%	2/6/25	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	12,700	12,811
[2,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.790%	7/1/41	31,690	31,690
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/26	1,000	1,025
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/28	1,375	1,460
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/29	2,190	2,360
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,100
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/31	1,765	1,966
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	3.000%	3/1/27	3,000	2,963
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Water Revenue	5.000%	3/1/25	1,035	1,036

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,233
	Prince George's County MD GO	5.000%	7/1/25	8,900	8,985
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	750
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	1,875	1,881
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/27	600	610
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/29	445	452
					363,320
Massachusetts (1.3%)
	Boston MA GO	4.000%	3/1/28	2,250	2,251
	Boston MA GO	4.000%	3/1/29	2,030	2,030
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,465	1,506
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	26,070
	Commonwealth of Massachusetts GO	5.000%	5/1/27	1,440	1,514
	Commonwealth of Massachusetts GO	5.000%	5/1/28	1,460	1,564
	Commonwealth of Massachusetts GO	5.000%	5/1/29	1,135	1,238
	Commonwealth of Massachusetts GO	5.000%	10/1/29	26,180	28,762
	Commonwealth of Massachusetts GO	3.000%	9/1/31	6,715	6,522
	Commonwealth of Massachusetts GO	5.000%	2/1/33	1,285	1,332
	Dedham MA GO	2.650%	6/15/30	250	235
	Holyoke MA BAN GO	4.250%	4/11/25	2,500	2,505
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,000	1,056
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,100	1,161
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	2,015	2,127
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	14,355	12,756
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,600	1,755
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,300	1,426
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	2,920	3,202
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/30	4,000	4,463
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	12,000	12,004
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	1,685	1,760
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/29	1,175	1,276
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	265	266
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	234
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	527
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,506
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	65
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,149
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	550	558
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	280	284
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	213
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	242
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,025	1,039
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	178
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,232
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	219
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	500	489
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,505
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	185	190
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	143
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	940	941
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	175	182
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	1,500	1,502
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/29	1,945	1,925
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,700	1,726
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	185	194
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,855
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	3,680	3,684
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/30	1,725	1,700
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	350	332
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	4,560	4,627
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,420	1,456
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	205
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	2,145	2,183
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,020	1,130
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	1,730	1,732
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	365	342
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	1,860	1,902
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	2,480	2,518
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	2,680	2,714

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,350	1,362
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	800	813
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	550	557
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	410	415
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,585
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,725
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	7,780	8,304
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,193
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	786
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,582
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,408
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,338
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	686
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	370	373
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	499
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	288
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	658
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,055	2,106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,280
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	5,890
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,193
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	512
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	498
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	618
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,340
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	561
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,077
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,485	1,545
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	935	955
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	685	713
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	550
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,573
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,270	1,299
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,500	2,552
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	608
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,070
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	785	805
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	875
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,075	1,142
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,500	1,529
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,700	2,792
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	975	1,001
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	765	816
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,860	1,877
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/29	900	901
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,375	3,462
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	3,890	3,924
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,035
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,053
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,625	4,739
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,305	1,348
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,710	3,802
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,585	4,624
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,815	5,946
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	4,450	4,993
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,120	4,153
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,880	1,835
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,810	3,888
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,620	1,643
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,501
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/25	370	374
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/26	320	330
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/27	335	352
[2,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.850%	7/1/49	6,575	6,571
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/26	600	609
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/25	1,545	1,548

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/26	1,865	1,876
[8]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	2,500	2,533
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	277
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	285
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	154
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	156
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/27	300	313
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	3,085	3,069
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,550	5,575
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/27	300	316
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	159
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	9,230	9,379
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	165
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/29	3,505	3,493
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/29	26,735	27,082
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/29	7,155	7,114
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/30	3,100	3,100
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	995	994
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	230	230
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	795	781
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	1,915	1,926
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,675	2,659
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/32	9,860	9,862
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	23,370	23,407
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	1,875	1,880
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.150%	2/6/25	2,900	2,900
	Quincy MA GO	4.000%	6/1/32	2,565	2,565
					400,634
Michigan (2.2%)
[15]	Allen Park Public School District GO	5.000%	11/1/26	335	340
[3,15]	Detroit City School District GO	5.250%	5/1/29	3,860	4,206
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/27	500	523
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/28	500	530
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/29	500	536
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/30	2,000	2,167
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/31	2,690	2,943
[3,5,15]	Detroit MI City School District GO TOB VRDO	2.650%	2/6/25	5,705	5,705
	Detroit MI GO	5.000%	4/1/30	475	511
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/26	500	517
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/27	625	656
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/28	500	533
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/29	1,250	1,350
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/30	1,635	1,786
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/31	1,500	1,653
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	702
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,612
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,575	1,587
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	564
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	938
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	767
[1]	Grandville Public Schools GO	5.000%	5/1/25	595	598
[1]	Grandville Public Schools GO	5.000%	5/1/26	620	636
[1]	Grandville Public Schools GO	5.000%	5/1/27	655	675
[1]	Grandville Public Schools GO	5.000%	5/1/28	740	771
[1]	Grandville Public Schools GO	5.000%	5/1/29	790	832
[1]	Grandville Public Schools GO	5.000%	5/1/30	825	877
[1]	Grandville Public Schools GO	5.000%	5/1/31	860	922
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,681
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	5,000	5,128
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,047
[5]	Great Lakes Water Authority Water Revenue TOB VRDO	2.050%	2/3/25	1,500	1,500
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	3,529
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	1,745	1,831
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	11,100	11,339
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,211
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,205
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,209
	Kalamazoo County MI GO	3.000%	5/1/25	875	875

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	1,850
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	1,888
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,045	2,087
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,490	1,497
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,341
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	2,345	2,350
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,000	1,036
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/28	1,500	1,610
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/29	1,380	1,505
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/30	1,325	1,464
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/31	1,000	1,117
	Kent County MI GO	4.000%	1/1/33	5,905	5,905
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,965	2,008
[15]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,412
[15]	Lake Orion Community School District GO	4.000%	5/1/28	500	515
[15]	Lake Orion Community School District GO	4.000%	5/1/29	675	699
[4,15]	L'Anse Creuse Public Schools GO	5.000%	5/1/27	100	105
[4,15]	L'Anse Creuse Public Schools GO	5.000%	5/1/28	60	64
[4,15]	L'Anse Creuse Public Schools GO	5.000%	5/1/29	100	108
[4,15]	L'Anse Creuse Public Schools GO	5.000%	5/1/30	85	93
[4,15]	L'Anse Creuse Public Schools GO	5.000%	5/1/31	200	222
[4,15]	L'Anse Creuse Public Schools GO	5.000%	5/1/32	190	214
[4,15]	L'Anse Creuse Public Schools GO	5.000%	5/1/33	225	255
[3]	Livonia Public Schools GO	5.000%	5/1/29	525	566
[3]	Livonia Public Schools GO	5.000%	5/1/30	1,050	1,148
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	22,375
	Michigan Finance Authority College & University Revenue	4.000%	2/1/27	105	104
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	225
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	483
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	510
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	3,375	3,389
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,368
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	4,323
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	612
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	4,275	4,376
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	1,887
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,250	1,296
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/26	2,125	2,141
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,915	4,089
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,085	4,338
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/28	2,000	2,100
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,790	1,868
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,461
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,605	4,961
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/29	2,175	2,307
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,042
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/30	2,810	3,006
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,032
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,150	18,150
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	25,440	25,534
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	9,535	9,757
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	12/1/27	45,000	45,790
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	8,170	7,581
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	10,480	9,694
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	8,200	8,661
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	1,220	1,239
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/29	2,965	3,226
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/30	3,115	3,438
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,250	1,257
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	4,670	4,697
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	3,015	3,033
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.150%	12/1/39	5,500	5,492
[15]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	5/1/25	1,315	1,322
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/25	305	310
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/26	500	518
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/25	1,030	1,046
[4,5]	Michigan Finance Authority Revenue PUT	3.875%	2/1/28	12,000	12,038
	Michigan Finance Authority Revenue PUT	3.750%	12/1/38	15,000	15,354

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,011
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	4,300	4,323
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,160	3,214
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,200	3,298
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,450	3,637
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,007
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,800	1,810
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	4,165	4,286
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/27	3,500	3,695
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	2,700	2,900
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	5,000	5,458
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	3,750	3,793
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,567
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,148
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	3,551
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,825	1,914
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	1,345	1,364
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,355	1,414
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	4,975	5,001
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	8,720	8,706
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.700%	4/1/30	28,000	28,088
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	12/1/31	1,500	1,633
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	615	616
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	2,375	2,367
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	760	762
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/49	11,440	11,519
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	7,310	7,370
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	7,055	7,003
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	13,315	13,062
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	12,185	12,637
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/53	16,070	16,921
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	15,270	16,360
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	19,030	20,337
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	5,135	5,562
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/55	12,340	13,622
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Beacon Hill Apartments Project) PUT	5.000%	2/1/25	6,420	6,420
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/26	1,175	1,188
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Midblock Apartments Project) PUT	5.000%	3/1/28	18,000	18,861
[8]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	9,000	9,051
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.500%	4/1/26	1,600	1,612
[8]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/26	6,311	6,450
[8]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	8,500	8,671
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,899
	Michigan State University College & University Revenue	3.500%	8/15/30	5,845	5,794
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/32	1,805	1,828
[15]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,062
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,439
	Northern Michigan University College & University Revenue	5.000%	6/1/26	500	513
	Northern Michigan University College & University Revenue	5.000%	6/1/27	300	313
[15]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,086
	Oakland University College & University Revenue	5.000%	3/1/26	1,255	1,282
	Oakland University College & University Revenue	5.000%	3/1/27	905	941
	Oakland University College & University Revenue	5.000%	3/1/28	800	847
	Oakland University College & University Revenue	5.000%	3/1/29	1,000	1,074
	Oakland University College & University Revenue	5.000%	3/1/30	1,000	1,088
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,724
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,332
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,264
[15]	Romulus Community Schools GO	4.000%	5/1/25	740	742
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	729
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,021
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,035
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,047
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	4,563
[15]	Wayne-Westland Community Schools GO	4.000%	5/1/25	500	501
[3]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	243
[3]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	542

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	158
[3]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	499
[3]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	160
[3]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	426
					676,842
Minnesota (1.0%)
	Burnsville MN GO	2.750%	12/20/30	225	212
	Burnsville MN GO	2.950%	12/20/32	1,175	1,088
	Chaska MN GO	3.000%	2/1/30	220	211
	Chisago City MN GO	2.500%	2/1/30	375	351
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	326
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	409
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	352
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	390
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	528
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	268
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	408
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	605
	Faribault MN GO	2.750%	12/15/30	320	303
	Lake Elmo MN GO	3.000%	2/1/25	1,170	1,170
	Lake Elmo MN GO	3.000%	2/1/26	1,195	1,195
	Lake Elmo MN GO	3.000%	2/1/27	1,230	1,229
	Lake Elmo MN GO	3.000%	2/1/28	1,270	1,265
	Lake Elmo MN GO	3.000%	2/1/29	1,295	1,287
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,369
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,230	1,262
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,254
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,380	1,393
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,000	1,009
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,225	2,240
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,395	1,446
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	525	528
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,000	1,033
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	31,430	33,252
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	36,120	38,701
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,361
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,910	1,973
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	565	584
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,041
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	1,285	1,381
	Minnesota GO	5.000%	8/1/29	22,710	24,861
	Minnesota GO	4.000%	8/1/31	2,000	2,007
	Minnesota GO	5.000%	8/1/34	13,000	13,098
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	253
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	309
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	765	798
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,875	1,943
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,835	1,956
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	815	816
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	1,745	1,750
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	4,060	4,100
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,690	2,670
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,452	1,442
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	3,965	3,925
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/53	2,045	2,184
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	3,305	3,483
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,140	1,229
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	3,350	3,650
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	1,590	1,782
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	1,485	1,493
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	45,495	46,067
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.915%	12/1/52	18,000	18,085
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/33	2,155	2,156
	Mora Independent School District No. 332 GO	2.500%	2/1/30	340	316
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/28	13,500	13,498
	Mountain Iron-Buhl Independent School District No. 712 GO	4.000%	2/1/32	1,680	1,694
	North Mankato MN GO	2.650%	12/1/29	385	365
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,800	1,920
	Prior Lake MN GO	3.000%	12/15/30	685	659

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/29	1,350	1,399
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/31	2,750	2,776
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,060	1,083
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	3,000	3,062
	St. Louis Park MN GO	2.500%	2/1/30	725	676
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	800	808
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,895	1,944
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,050	5,078
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,000	4,022
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,005
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,800	1,857
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	4,825	4,849
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,950	2,964
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,802
					296,258
Mississippi (0.5%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,195	3,244
	Harrison County School District GO	4.000%	6/1/25	2,175	2,182
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	13,835	13,597
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,543
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/28	1,000	994
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/28	1,605	1,696
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/29	4,455	4,791
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/30	3,410	3,718
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/31	2,410	2,660
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/25	1,015	1,025
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/26	2,025	2,080
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	500	529
[3]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/30	1,810	1,827
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/31	2,895	3,195
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/25	255	258
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/26	225	231
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/27	400	417
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/28	315	333
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/28	1,450	1,533
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/29	3,000	3,226
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/30	3,000	3,271
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/31	5,000	5,519
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,098
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	331
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	429
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	900	911
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	950	965
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,018
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/26	200	207
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	1,345	1,360
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,255	1,268
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/30	5,065	5,113
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/31	4,900	4,942
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/32	1,000	1,050
	Mississippi GO, Prere.	5.000%	11/1/26	2,840	2,949
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	687
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	738
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	771
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	807
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.300%	12/1/29	515	515
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	6/1/30	1,065	1,059
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	12/1/30	1,010	1,003
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	6/1/31	500	499

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	12/1/31	575	572
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	6/1/32	1,145	1,142
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	12/1/32	730	726
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,155	1,133
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/52	4,300	4,450
	Mississippi Home Corp. Local or Guaranteed Housing Revenue (Brookville Gardens Project) PUT	5.000%	5/1/25	5,700	5,724
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	607
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	725	744
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/26	1,515	1,536
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Refunding Project)	5.000%	1/1/30	345	367
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	11,785	11,833
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	11,860	12,236
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/29	3,560	3,866
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/30	2,540	2,797
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/28	250	268
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/29	165	179
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/30	300	331
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/31	250	279
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/33	2,095	2,119
					136,498
Missouri (1.3%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	505
	Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/25	1,440	1,438
	Brentwood MO COP	4.000%	10/1/25	210	211
	Brentwood MO COP	4.000%	10/1/26	215	219
	Brentwood MO COP	4.000%	10/1/27	270	275
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,451
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	3,767
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,447
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	3,826
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,000	1,033
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,102
	Center MO School District No. 58 GO	4.000%	3/1/31	1,025	1,042
	Fort Osage School District No. R-1 COP	2.750%	4/1/27	19,255	18,926
	Franklin County MO COP	4.000%	4/1/25	990	992
	Franklin County MO COP	4.000%	11/1/25	455	458
	Franklin County MO COP	4.000%	4/1/26	1,035	1,046
	Franklin County MO COP	4.000%	11/1/26	475	483
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,479
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	5,500	5,508
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	4,000	4,006
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	575	575
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,065	1,105
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,170	1,234
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,200	1,284
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,585	1,712
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,000	1,088
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,840	3,105
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/27	1,125	1,174
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/28	1,200	1,275
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/29	1,000	1,078
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/30	1,350	1,475
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/25	500	506
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/26	650	670
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/27	1,780	1,869
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/29	2,235	2,418
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,270	2,339
	Ladue School District GO	3.000%	3/1/28	4,000	4,004
	Ladue School District GO	3.000%	3/1/29	2,950	2,947
	Lindbergh School District GO	0.000%	3/1/28	2,000	1,816
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,689
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,460	3,555
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,729
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	4,080	4,498
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	11,260	12,606
[5]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	2.400%	2/6/25	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,242

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/6/25	5,255	5,255
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,501
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,200	1,230
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	778
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	573
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	256
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,690	1,762
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	158
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	2,811
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	515	534
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	10,645	11,297
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,555	2,703
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,225	1,267
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	544
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	679
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,100	1,174
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,875	3,081
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,655	1,724
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,200	1,214
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,325	1,389
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,011
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,495	2,512
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,000	1,056
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,750	3,788
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,990	3,170
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	2,000	2,008
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,500	2,502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/25	500	500
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/27	760	782
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/29	550	567
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/29	595	625
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/32	1,185	1,195
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	53,155	53,798
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	37,699	39,747
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	16,170	16,990
[5]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.050%	2/3/25	5,800	5,800
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	4.750%	5/1/49	2,905	2,952
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	1,380	1,371
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	2,430	2,395
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	4,610	4,571
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	3,660	3,785
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/53	2,865	3,040
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	1,500	1,516
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/27	1,080	1,119
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/28	1,325	1,397
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/29	2,750	2,937
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/30	2,000	2,168
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/31	2,550	2,796
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/32	1,640	1,816
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,887
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/28	1,590	1,681
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,355	1,364
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,435	3,457
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/31	5,140	5,170
	North Kansas City School District No. 74 GO	3.000%	3/1/30	1,610	1,556
	Pattonville R-3 School District GO	4.000%	3/1/30	1,195	1,208
[5]	Poplar Bluff MO Tax Increment/Allocation Revenue	5.125%	11/1/35	3,315	3,315
	Raymore MO Tax Increment/Allocation Revenue (Raymore Galleria Project)	5.375%	5/1/28	1,660	1,660
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/25	1,025	1,025

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/26	1,055	1,052
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	789
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	2,629
	Springfield MO Public Utility Multiple Utility Revenue	3.500%	8/1/28	1,000	1,000
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	8,820	8,827
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	4,230	4,242
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/35	10,000	9,985
	Springfield MO Special Obligation Revenue	4.000%	5/1/27	705	705
	St. Charles County School District No. R-IV Wentzville COP	4.000%	4/1/32	1,810	1,810
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,012
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	655	663
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	630	646
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/25	800	801
[4,8]	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	7,570	7,570
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,452
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,543
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,335	1,314
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,335	1,267
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,335	1,221
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,515	1,333
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,515	1,282
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,515	1,231
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,155	1,137
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,155	1,096
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	1,155	1,056
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	1,310	1,153
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,310	1,108
[5,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	1,310	1,064
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/31	1,785	1,399
					409,076
Montana (0.2%)
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/28	14,745	14,944
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	30,150	29,982
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	378
	Missoula MT Water System Water Revenue	5.000%	7/1/31	1,740	1,844
[8]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,455
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/28	1,835	1,826
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	382
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	3,200	3,300
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	666
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	3,600	3,709
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,275	1,388
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,500	1,545
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,000	1,028
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,320	1,355
					64,802
Multiple States (1.1%)
[2,5,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	5.190%	6/15/35	5,560	5,560
[16]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	11,818	10,514
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/40	1,480	1,448
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.700%	2/3/25	55,060	55,060
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.700%	2/3/25	127,700	127,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.700%	2/3/25	110,740	110,740
[5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.350%	2/6/25	35,500	35,500
					346,522
Nebraska (1.1%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	6,403
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	880	898
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	1,425	1,470
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	52
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/30	9,375	9,936
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	78,395	82,090
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	34,240	35,695
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	1,650	1,635
[17]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	120,535	120,809
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	824
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,110

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	900	910
[2]	Douglas County NE College & University Revenue (Creighton University Projects), SIFMA Municipal Swap Index Yield + 0.530%	2.780%	7/1/35	9,925	9,823
	Gretna Public Schools GO	5.000%	12/15/27	3,495	3,559
	Lancaster County School District 001 GO	4.000%	1/15/32	1,315	1,330
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/28	1,950	1,945
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,231
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	1,890
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	1,781
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	644
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/29	1,710	1,562
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	120	120
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	4,515	4,419
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	505	504
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,430	1,391
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/27	1,000	1,043
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/28	1,000	1,060
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/29	1,450	1,558
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,496
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	5,960	6,324
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,530	1,556
	Omaha NE GO	5.000%	4/15/27	1,100	1,152
	Omaha NE GO	5.000%	4/15/28	1,225	1,307
	Omaha NE GO	6.000%	4/15/29	1,375	1,549
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/33	1,450	1,450
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	2,165	2,288
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	4,000	4,289
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/30	3,500	3,812
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/31	3,250	3,584
	Sarpy County NE GO	2.000%	6/1/28	2,295	2,163
					328,662
Nevada (0.5%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/32	815	839
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	795	795
	Clark County NV GO	5.000%	12/1/31	1,085	1,162
	Clark County NV GO	4.000%	11/1/34	1,275	1,276
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,050
	Clark County School District GO	5.000%	6/15/26	6,930	7,049
	Clark County School District GO	5.000%	6/15/29	1,430	1,509
	Clark County School District GO	5.000%	6/15/29	780	793
[3]	Clark County School District GO	4.000%	6/15/33	10,390	10,534
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,250	1,261
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	606
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	695	752
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	950	1,041
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,480	1,642
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/32	3,810	3,839
[5]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	2.330%	2/6/25	5,500	5,500
	Las Vegas NV Special Improvement District No. 812 Special Assessment Revenue	5.000%	12/1/28	1,320	1,334
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/29	195	190
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/30	95	91
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/25	185	183
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/27	250	234
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/29	195	173
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,430	2,493
	Las Vegas Valley Water District GO	5.000%	6/1/32	1,500	1,536
	Nevada GO (Nevada Municipal Bond Bank Project Nos. 87, 88 And 89)	4.000%	2/1/29	1,765	1,765
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	1,220	1,249
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,875	2,981
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,679	6,756
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	750	778
[5]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	2.070%	2/3/25	52,600	52,600
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/32	3,765	3,770
[3]	North Las Vegas NV GO	5.000%	6/1/25	2,950	2,971
[3]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,183
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/25	140	140
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/26	175	175
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/26	290	293
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/27	200	204

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/28	220	224
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/29	330	337
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/30	365	371
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/31	245	249
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/32	245	247
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	503
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	512
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	730
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	488
	Reno Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	6/1/27	1,715	1,715
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/29	5,065	5,084
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/29	1,000	1,004
	Washoe County NV School District GO	5.000%	6/1/27	125	126
	Washoe County NV School District GO	4.000%	6/1/31	1,825	1,858
					136,195
New Hampshire (0.3%)
	New Hampshire Business Finance Authority	4.125%	1/20/34	1,312	1,307
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/26	950	982
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	800	798
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	850	872
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	995	991
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	650	678
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	575	571
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	793
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	895	887
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	535
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	2,725	2,780
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/35	13,615	13,659
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/33	986	986
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/30	9,000	8,995
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/35	7,486	7,449
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/30	2,150	2,135
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/32	1,345	1,349
[5]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/28	3,620	3,620
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,970	2,980
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,840	2,850
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,840	2,850
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,780	2,790
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	1,815
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	575	591
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	875	912
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,185	1,251
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	6,530	6,662
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,240	1,323
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,610	2,813
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,740	2,981
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/26	1,250	1,259
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/27	900	909
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.200%	1/1/28	1,635	1,628
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,000	1,070
					84,071
New Jersey (4.5%)
[1]	Atlantic City NJ GO	5.000%	3/1/25	800	801
[3]	Atlantic City NJ GO	5.000%	3/1/25	750	751
[3]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,138
	Belleville Township NJ BAN GO	5.000%	7/8/25	7,461	7,509
[1]	Belleville Township NJ GO	3.000%	2/1/26	1,615	1,614
[1]	Belleville Township NJ GO	3.000%	2/1/27	1,665	1,662
	Bergen County NJ GO	2.000%	6/1/25	460	458
	Bergen County NJ GO	3.000%	12/1/25	3,865	3,866
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,112
	Bergen County NJ GO	3.000%	12/1/32	1,750	1,704
[1]	Bridgeton NJ GO	3.000%	3/1/25	810	810
[3]	Buena Regional School District GO	2.000%	6/1/26	1,050	1,026
[3]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,319
[3]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,314
[3]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,310
	Camden County Improvement Authority Lease (Appropriation) Revenue (Camden County College Program)	3.000%	1/15/26	500	500
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,500	2,547

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	500	517
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	250	259
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	375	394
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	150	158
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	500	533
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	175	187
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	500	540
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	275	297
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	550	601
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	290	317
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	815	899
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	320	353
	Cherry Hill Township School District GO	3.000%	8/1/30	11,805	11,724
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,834
[3]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,780
[3]	Clifton Board of Education GO	2.000%	8/15/29	5,570	5,101
[3]	Clifton Board of Education GO	2.000%	8/15/30	5,985	5,369
	Dennis Township NJ BAN GO	4.000%	3/12/25	1,675	1,677
	Fanwood Borough NJ GO	4.250%	2/28/25	3,801	3,804
	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Projects)	5.000%	7/1/30	3,910	3,941
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	1,864
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	3.000%	7/1/29	250	245
	Gloucester County Improvement Authority Miscellaneous Revenue	4.000%	4/1/33	1,115	1,115
	Gloucester Township NJ BAN GO	4.000%	7/23/25	13,709	13,760
	Gloucester Township NJ BAN GO	4.250%	7/23/25	1,078	1,083
	Hamilton Township NJ BAN GO	5.000%	5/14/25	7,500	7,541
[1]	Hawthorne School District NJ GO	3.000%	9/1/31	1,350	1,333
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,199
	Hudson County NJ GO	3.000%	11/15/26	3,960	3,951
	Hudson County NJ GO	3.000%	11/15/27	4,530	4,513
	Hudson County NJ GO	3.000%	11/15/28	9,000	8,943
	Jersey City Municipal Utilities Authority Sewer Revenue (Sewer Project)	5.000%	5/1/25	2,045	2,054
	Jersey City NJ BAN GO	4.500%	10/22/25	8,000	8,087
	Jersey City Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.500%	12/11/25	4,750	4,797
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,240
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,196
	Mercer County NJ GO	4.000%	2/1/29	3,015	3,155
	Morris County NJ GO	3.000%	2/1/25	1,495	1,495
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	1,030	1,060
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/29	2,440	2,508
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,580	3,584
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,500	2,518
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,735	5,755
[10]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,188
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	2,310	2,369
[11]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	15,593
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	430
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	10,520	10,921
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	533
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	8,495	8,816
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/29	3,220	3,101
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/30	3,000	2,889
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	4,655	4,596
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	5,150	5,227
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	21,860	22,039
[2]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.500%	9/1/25	6,100	6,104
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/25	1,105	1,112
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	5,500	5,574
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	19,000	19,679
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/29	1,770	1,818
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,415	1,412
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	18,325	18,354
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	31,225	31,919
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,000	5,140
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,142
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	12,000	12,707
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,519

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	20,155	20,780
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,054
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/25	1,000	1,015
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/26	1,100	1,134
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/27	1,300	1,370
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/29	1,775	1,930
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/28	5,015	5,292
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	8,263
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.000%	6/15/29	1,065	1,094
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	1,007
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,000	1,000
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	600	604
	New Jersey Economic Development Authority Revenue	5.250%	4/1/27	3,320	3,483
	New Jersey Economic Development Authority Revenue	5.250%	4/1/28	2,720	2,911
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,530	4,537
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/28	5,240	5,422
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/29	5,000	5,004
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/29	4,000	4,135
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/31	2,000	2,002
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,699
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,023
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	1,804
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	101
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	2,953
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,564
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	700
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,239
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	995	985
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	514
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	525	529
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	125	126
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	351
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	2,020	2,080
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,046
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	475	482
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,830	2,900
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,955	1,969
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,840	1,882
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	4,000	4,096
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	3,000	3,067
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	830	872
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	750	801
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	1,870	2,029
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/26	1,000	1,032
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/27	1,000	1,051
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/28	1,750	1,870
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/29	2,000	2,170
	New Jersey GO	2.000%	6/1/25	3,000	2,985
	New Jersey GO	5.000%	6/1/25	15,580	15,695
	New Jersey GO	5.000%	6/1/25	1,670	1,682
	New Jersey GO	2.000%	6/1/26	2,000	1,962
	New Jersey GO	5.000%	6/1/27	58,640	61,553
	New Jersey GO	2.000%	6/1/28	17,990	16,951
	New Jersey GO	5.000%	6/1/28	15,000	16,036
	New Jersey GO	4.000%	6/1/30	6,985	7,346
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,632
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/30	225	237
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/31	1,160	1,223
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/32	1,065	1,120
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	252
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,625	3,656
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,397

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,750	3,783
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	437
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,396
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	2,640
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,812
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	460	468
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,583
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	875	881
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	496
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,685	3,787
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,270	1,302
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	505	527
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	7,690	7,965
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,410	3,451
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,550	3,640
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	558
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	8,010	8,346
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	10,000	10,856
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	6,587
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,025
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	589
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,500	1,535
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,074
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	15,114
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	13,135	13,453
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,027
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	1,830	1,853
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	1,135	1,172
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/27	3,000	3,156
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	2,150	2,300
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29	1,150	1,249
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/26	1,000	1,033
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/30	4,440	4,881
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,026
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	3,617
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,440
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	1,350	1,344
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	1,610	1,603
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/29	930	929
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	6,865	6,957
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	7,310	7,434
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	22,680	22,460
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/53	9,770	10,437
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,315	5,482
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Irvine Turner Apartments Project)	3.670%	2/1/26	1,585	1,587
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.450%	5/1/48	10,000	10,048
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,479
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	2,500	2,519
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	14,251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,405
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,028
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	3,010	2,837
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	14,995	14,132
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	13,748
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	22,550	23,397
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	16,130	16,528
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,605	1,682
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	33,345	30,383
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	16,235	16,630
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	4,320	4,426
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	11,685	12,462
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,335	1,424

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,865	1,639
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,560	3,130
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	8,195	7,204
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	36,420	37,275
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	3,415	3,701
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	46,265	39,316
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	2,005	1,699
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	24,895	25,446
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,825	11,065
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	27,435	22,377
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,605	1,309
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	23,405	23,887
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,330	2,608
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,035	811
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	5,045	5,196
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/31	110	119
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	1,765	1,336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	2,630	2,797
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	7,065	7,498
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	390	391
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	3,200	3,415
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	5,355	5,701
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/32	24,810	27,881
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	2,500	1,877
[5,6,11]	New Jersey Transportation Trust Fund Authority Revenue TOB VRDO	2.350%	2/6/25	9,095	9,095
[11,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,530	1,445
[14,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	940	859
[11,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	650	574
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,000	3,124
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	12,740	12,952
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	17,500	18,541
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	25,000	26,933
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	21,000	22,979
[1]	Newark Board of Education GO	5.000%	7/15/25	125	126
[1]	Newark Board of Education GO	5.000%	7/15/26	150	154
[1]	Newark Board of Education GO	5.000%	7/15/27	1,525	1,597
[1]	Newark Board of Education GO	5.000%	7/15/28	350	373
[3]	Newark NJ GO	5.000%	10/1/25	300	304
	North Bergen Township NJ BAN GO	4.500%	4/22/25	1,559	1,563
[9]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/25	9,000	8,865
	Orange Township NJ BAN GO	4.250%	3/20/25	5,385	5,392
	Orange Township NJ BAN GO	4.750%	5/29/25	4,807	4,832
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/34	280	291
[1]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,500
[1]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,396
	Seaside Heights Borough NJ BAN GO	4.000%	3/26/25	1,610	1,612
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	538
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	400	401
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	265	265
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,128
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	990	992
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,000	1,072
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,200	1,202
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,000	1,088
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,000	1,086
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,000	1,102
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,000	1,115
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	2,250	2,254
	Southampton Township NJ BAN GO	4.500%	3/19/25	1,195	1,197
	Tewksbury Township NJ BAN GO	4.500%	5/12/25	2,248	2,258
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	17,450	17,529
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,750	4,836
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,025	1,056
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,041
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,470	2,565
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,400	2,488
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,000	1,035
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,740
	Trenton NJ GO	4.500%	5/29/25	4,790	4,810
[3]	Trenton NJ GO	5.000%	8/1/25	1,650	1,667

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Trenton NJ GO	2.000%	7/15/26	2,135	2,091
[3]	Trenton NJ GO	2.000%	7/15/27	1,080	1,036
[3]	Trenton NJ GO	2.000%	7/15/28	1,090	1,020
[3]	Union City NJ GO	2.250%	8/1/26	500	489
	Union County NJ GO	4.000%	3/1/28	1,335	1,386
	Union County NJ GO	4.000%	3/1/29	1,465	1,534
	Union County NJ GO	4.000%	3/1/30	4,415	4,643
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,249
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,428
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,443
[3]	Vineland NJ GO	3.000%	10/1/27	1,225	1,220
[3]	Vineland NJ GO	3.000%	10/1/28	585	578
					1,385,041
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	1,000	1,031
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/29	1,000	1,084
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	0.875%	10/1/26	3,465	3,291
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/29	3,580	3,632
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,615	17,391
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	3,870	3,927
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	4,650	4,718
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/29	12,580	11,154
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/29	22,020	19,523
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	10,255	10,385
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	9,279
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,170
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	3,487
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	4.000%	6/1/30	2,565	2,596
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	502
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,182
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,546
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,150	1,204
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,865	9,948
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,010	1,996
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/51	700	685
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/51	3,015	2,993
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	950	924
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/53	1,455	1,526
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	1,635	1,596
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	4,790	4,670
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	6.250%	9/1/53	1,590	1,734
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	1,825	1,955
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,535	77,789
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	10,888
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/28	4,220	4,203
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	3.750%	5/1/28	1,588	1,575
					219,584
New York (11.1%)
[5]	ABAG Nonprofit Corp. Finance Authority Miscellaneous Revenue TOB VRDO	2.100%	2/3/25	15,160	15,160
	Albany NY BAN GO	4.500%	3/21/25	1,859	1,863
	Alden Central School District GO	2.750%	6/15/29	465	438
[9]	Avon Central School District GO	2.500%	6/15/30	595	539
	Bath Central School District BAN GO	4.250%	6/27/25	12,600	12,651
	Binghamton NY BAN GO	4.000%	4/11/25	29,580	29,619
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,020
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,250	3,316
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	7,350	7,542
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	4,600	4,716
[3]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	1,750	1,767
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/25	455	453
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	764
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,036
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	2,701
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/31	1,600	1,566

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brutus NY BAN GO	4.375%	1/21/26	1,510	1,524
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/26	650	650
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/27	350	350
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/28	1,130	1,129
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/29	245	244
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/25	130	130
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/26	100	99
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/27	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/28	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/29	220	220
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/29	500	528
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/30	510	544
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/30	1,200	1,314
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/31	2,110	2,331
[5]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	2,405	2,153
	Canandaigua City NY School District GO	2.500%	6/15/30	445	413
	Champlain Fire District BAN GO	4.125%	12/12/25	3,070	3,074
[3]	Cheektowaga-Maryvale Union Free School District GO	2.375%	6/15/30	615	552
	Cortland NY BAN GO	4.500%	5/16/25	3,395	3,405
[3]	Cuba-Rushford Central School District GO	2.750%	6/15/29	460	432
	Cutchogue Fire District BAN GO	4.500%	5/7/25	6,250	6,268
[5]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	2.100%	2/3/25	59,000	59,000
[3]	Dolgeville Central School District GO	2.500%	6/15/30	605	549
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/31	2,610	2,627
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/33	2,770	2,787
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/34	2,935	2,952
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	920	924
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	100	100
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	505	507
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	430	438
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	175	178
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	530	540
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	1,000	1,031
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	200	206
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	560	578
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	200	208
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	685	714
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	390	410
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	405	429
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,955	1,989
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	405	409
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,170	2,267
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	715	673
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	985	995
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,220	3,398
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,872
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/29	20,000	21,912
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/30	60,000	66,817
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	2,985	3,018
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	8,260	8,633
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,120	1,144
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	2,610	2,637
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/28	17,475	18,662

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/29	7,050	7,661
	Endicott NY BAN GO	5.250%	4/18/25	1,160	1,164
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/28	720	731
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	600	606
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	400	417
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	665	702
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	533
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	600	645
	Greenport NY BAN GO	4.500%	8/1/25	1,000	1,006
[1]	Greenville Central School District GO	2.250%	6/15/29	530	481
[3]	Greenwich Central School District GO	2.250%	6/15/29	435	395
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	631
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	316
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	275
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	791
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	784
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	898
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,581
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	306
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	325
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	345
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	955	983
	Hempstead Union Free School District GO	4.500%	6/30/25	20,000	20,121
[1]	Hendrick Hudson Central School District GO	2.125%	4/15/30	225	200
	Hyde Park Central School District NY GO	2.500%	6/15/29	420	390
	Ithaca NY BAN GO	4.000%	2/14/25	4,022	4,023
	Ithaca NY BAN GO	4.500%	2/14/25	11,105	11,108
	Ithaca NY BAN GO	4.500%	7/18/25	2,623	2,639
	Lloyd NY BAN GO	4.500%	2/7/25	1,210	1,210
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	23,855	23,478
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/25	2,895	2,819
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	2,250	2,382
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	9,100	9,812
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	2,250	2,426
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	2,000	2,191
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	20,000	21,906
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	61,665	60,710
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	28,445	27,549
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	12,090	11,824
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	21,900	21,338
[3]	Long Island Power Authority Electric Power & Light Revenue, ETM	0.000%	12/1/26	2,375	2,246
[2]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.700%	9/1/38	48,810	48,682
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/33	3,690	3,869
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	9,900
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,684
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	28,115	28,584
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,549
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,630	5,838
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	363
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	472
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	18,075	18,743
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	259
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	1,799
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	725	735
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	6,540	6,907
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,010	3,179
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,150	2,178
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/28	1,000	995
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,040	1,053
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,585	2,774
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,735	1,787
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,146
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,885	2,972
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,660	2,762
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,390	1,429
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,020	1,049
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,265	3,355
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,500	2,638
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,250	1,264

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,000	3,312
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	8,665	9,128
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	4,300	4,348
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	4,000	4,106
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,500	2,548
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,386
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,980	1,986
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,155	7,513
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	14,445	15,393
[1,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.370%	2/6/25	5,000	5,000
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.715%	11/1/32	3,080	3,082
	Middle Country Central School District At Centereach GO	3.000%	8/15/30	3,250	3,218
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,077
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,077
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/25	500	505
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/26	1,605	1,652
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/27	1,825	1,904
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/28	445	470
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	4.000%	12/1/25	360	360
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,005
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,001
[3]	Nassau County NY GO	5.000%	7/1/26	1,000	1,034
[3]	Nassau County NY GO, ETM	5.000%	7/1/25	1,860	1,879
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	10,595	11,578
	New Paltz NY BAN GO	4.500%	7/18/25	1,200	1,207
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/26	665	651
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/29	1,410	1,228
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.550%	11/1/30	1,250	1,083
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/30	1,065	958
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/30	1,090	997
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.600%	5/1/31	1,390	1,194
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.950%	11/1/31	1,020	869
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	6,130	5,660
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/31	1,840	1,872
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	25,095	24,785
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,880	1,858
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	20,865	20,337
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	365	364
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	5,210	5,211
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	14,350	14,298
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	19,495	19,542
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,019
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	25,275	25,409
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	29,105	29,424
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	5,120	5,231
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	11,735	11,780
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/29	4,150	4,118
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	4,000	3,661
[5,6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	14,895	14,895
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/27	2,250	2,334
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/29	3,950	4,224
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/30	3,250	3,522
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	1,180	1,278
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	4,000	4,134
[10]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,820
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	19,065	20,556
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	2,460	2,495
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	1,310	1,373
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	841
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	20,000	21,214
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,500	6,894
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,500	1,618
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	10,789
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	2,345	2,402
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	14,480	15,878

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	17,000	18,642
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	8,025	8,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	11,000	12,231
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,093
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	1,000	1,041
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,500	2,569
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	6,000	6,109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,920	1,963
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,465	1,523
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	15,290	15,820
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	5,000	5,194
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	4,405	4,593
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	30,000	30,253
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	2,915	3,087
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/34	21,720	21,848
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	6,715	6,768
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	1.900%	2/3/25	9,810	9,810
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.550%	2/3/25	28,130	28,130
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/33	5,000	5,007
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/26	6,000	6,172
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	1,140	1,197
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	2,190	2,342
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	1,415	1,513
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	27,700	29,885
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,695	1,843
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	6,930	7,536
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	4,375	4,757
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	5,000	5,483
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	7,035	7,714
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	5,310	5,859
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	4,500	4,965
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	2,450	2,703
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	10,825	12,036
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	21,000	23,350
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	5,000	5,595
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	6,815	7,626
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	20,000	22,513
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	3,355	3,796
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	101
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/27	1,500	1,357
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	5,135	5,196
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,265
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/30	1,355	1,371
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	1,590	1,169
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,000	1,010
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	2.650%	2/6/25	5,200	5,200
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	848
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	25,785	24,074
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	13,485	12,527
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	27,735	25,527
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/29	5,250	4,585
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	4,700	4,050
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	3,000	2,562
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.000%	4/1/27	610	568
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.000%	4/1/27	1,380	1,326
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.100%	10/1/27	750	716
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/27	1,000	1,050
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.300%	4/1/28	1,250	1,145
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/28	585	557
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	10/1/28	1,020	966
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,063
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.450%	4/1/29	3,960	3,558
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.550%	4/1/29	1,375	1,223
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.150%	4/1/29	1,265	1,172
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/29	1,000	1,073
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	4/1/30	1,225	1,119
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.000%	4/1/40	720	721
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	2,520	2,514
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	12,575	12,979
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	10,545	10,270

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/50	3,690	3,648
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	15,415	15,099
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	4,225	4,187
	New York NY GO	5.000%	8/1/25	2,300	2,326
	New York NY GO	5.000%	8/1/25	3,320	3,357
	New York NY GO	5.000%	8/1/25	2,750	2,781
	New York NY GO	5.000%	8/1/25	1,125	1,138
	New York NY GO	5.000%	8/1/26	100	101
	New York NY GO	5.000%	8/1/26	5	5
	New York NY GO	5.000%	8/1/26	1,000	1,033
	New York NY GO	5.000%	8/1/27	5,000	5,053
	New York NY GO	5.000%	8/1/27	1,750	1,753
	New York NY GO	5.000%	8/1/27	5	5
	New York NY GO	5.000%	8/1/27	1,000	1,054
	New York NY GO	5.000%	8/1/27	6,000	6,324
	New York NY GO	5.000%	8/1/27	6,525	6,878
[3]	New York NY GO	5.000%	10/1/27	16,530	17,492
	New York NY GO	5.000%	8/1/28	4,500	4,547
	New York NY GO	5.000%	8/1/28	10,455	11,221
	New York NY GO	5.000%	8/1/28	4,115	4,416
	New York NY GO	5.000%	8/1/28	1,000	1,073
	New York NY GO	5.000%	8/1/28	5,000	5,366
	New York NY GO	5.000%	8/1/28	1,050	1,127
	New York NY GO	5.000%	8/1/28	7,490	8,039
	New York NY GO	5.000%	9/1/28	6,050	6,502
	New York NY GO	5.000%	4/1/29	2,000	2,169
	New York NY GO	5.000%	4/1/29	5,000	5,423
	New York NY GO	5.000%	8/1/29	1,215	1,325
	New York NY GO	5.000%	8/1/29	12,765	13,923
	New York NY GO	5.000%	8/1/29	1,050	1,145
	New York NY GO	5.000%	8/1/29	7,545	8,230
	New York NY GO	5.000%	9/1/29	5,000	5,461
	New York NY GO	5.000%	4/1/30	1,000	1,101
	New York NY GO	5.000%	4/1/30	11,970	13,179
	New York NY GO	5.000%	8/1/30	2,825	2,879
	New York NY GO	5.000%	8/1/30	450	463
	New York NY GO	5.000%	8/1/30	1,640	1,815
	New York NY GO	5.000%	8/1/30	1,500	1,660
	New York NY GO	5.000%	8/1/30	1,000	1,107
	New York NY GO	5.000%	8/1/30	5,000	5,533
	New York NY GO	5.000%	8/1/30	18,480	20,452
	New York NY GO	5.000%	8/1/30	1,575	1,743
	New York NY GO	5.000%	8/1/30	5,455	6,037
	New York NY GO	5.000%	9/1/30	5,000	5,540
	New York NY GO	5.000%	11/1/30	3,065	3,405
	New York NY GO	5.000%	8/1/31	28,590	32,001
	New York NY GO	5.000%	9/1/31	1,550	1,737
	New York NY GO	5.000%	1/1/32	3,790	4,050
	New York NY GO	5.000%	8/1/32	3,000	3,082
[13]	New York NY GO PUT	5.000%	12/1/25	2,290	2,304
[6]	New York NY GO VRDO	1.550%	2/3/25	51,280	51,280
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	2,695	2,926
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/29	1,000	1,105
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	2,720	3,055
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	750	753
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	317
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	325	327
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,300	1,308
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	719
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	553
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	350	358
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,875	1,941
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,569
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	188
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	755	786
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	213
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	950	1,003
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	33,440	35,374
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/28	1,140	1,187

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	2,050	2,167
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	500	535
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	7,400	7,982
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/30	2,250	2,403
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,400	2,407
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	7,830	8,558
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/31	1,415	1,526
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,500	1,504
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,075	1,077
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,047
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,195	1,224
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	985	1,015
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	2,817
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,450	1,494
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	635	654
	New York State Dormitory Authority College & University Revenue VRDO	3.130%	2/6/25	13,900	13,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	6,345	6,394
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	640	647
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	824
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	704
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,325	5,448
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	585	600
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	300
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,005
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	3,235	3,379
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,225	1,234
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,870	1,937
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,850	3,993
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	5,150	5,473
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,490	1,505
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,785	3,965
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,305	3,461
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,200
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	6,050	6,530
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	405
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	6,220	6,482
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,700	2,858
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	527
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	6,255	6,847
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	7,280	7,548
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,120	1,192
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	595	637
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	780	783
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	3,420	3,793
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,345	4,492
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	537
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	3,830	4,296
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	300	309
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	580	625
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	813
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	4,125	4,133
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	7,000	7,093
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	18,730	17,545
[3,5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/6/25	11,800	11,800
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,900	3,100
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,350	1,443
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	6,900	7,501
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,470	3,611
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,178
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	9,900	10,932
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	6,705
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	11,035	11,472
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,785	1,804
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,000	5,137
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,475	5,733
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	16,905	16,931
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,050	1,061
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	4,880	4,952
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	2,295	2,356
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,810	2,818

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	6,347
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	5,000	5,049
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	1,410	1,444
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	37,560	38,411
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	3,975	4,253
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	1,000	1,003
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	1,200	1,203
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,038
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	4,000	4,153
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,400	2,540
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	3,090	3,330
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	300	329
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,550	1,624
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	1,930	1,960
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	5,000	5,077
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	3,575	3,712
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	2,700	2,857
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	2,775	2,991
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	1,500	1,503
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	9,000	9,872
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	1,405	1,470
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	5,000	5,561
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,605
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,465	1,567
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,220	1,325
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	12,500	13,634
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	19,500	21,661
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,255	8,585
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	29,165	32,897
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	5,000	5,055
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	36,465	41,623
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	790	801
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,070	1,085
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	13,995
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	23,891
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	5	5
	New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/34	6,750	6,715
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/28	1,360	1,353
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/29	5,900	5,895
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/29	1,135	1,134
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	1,745	1,730
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	10,430	10,167
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	115	112
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	2,924
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	281
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/30	1,395	1,264
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	4,075	3,974
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,130	5,022
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	1,710	1,628
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	1,945	1,845
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	26,525	25,071
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	24,515	23,926
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	10,615	10,360
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	2,400	2,400
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	1,000	1,001
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	38,750	38,398
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	4,060	4,018
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/28	7,595	7,586
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	8,350	8,363
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	27,000	27,256
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	5,980	5,981

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	47,905	48,087
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	19,750	19,799
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	23,985	23,987
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	11,140	11,220
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	30,495	30,506
[5]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	2.600%	2/6/25	22,500	22,500
[5]	New York State Housing Finance Agency Revenue TOB VRDO	2.200%	2/3/25	1,023	1,023
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,200	1,222
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	10,000	10,883
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/25	3,240	3,291
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/26	3,675	3,801
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/27	3,085	3,245
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/28	2,085	2,225
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/29	1,000	1,079
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	4,160	4,537
[5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.700%	2/3/25	24,600	24,600
[5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.300%	2/6/25	40,100	40,100
	Ogdensburg NY BAN GO	4.500%	3/7/25	1,550	1,551
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	5.000%	7/1/29	1,105	1,117
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/26	830	858
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/27	840	882
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	512
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	582
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	655
[3]	Oriskany Central School District GO	2.375%	6/15/30	285	258
[3]	Oyster Bay NY GO	2.000%	3/1/26	4,945	4,861
[3]	Oyster Bay NY GO	2.000%	3/1/27	5,045	4,848
[3]	Oyster Bay NY GO	5.000%	8/1/27	1,000	1,054
[3]	Oyster Bay NY GO	2.000%	3/1/28	5,145	4,847
[3]	Oyster Bay NY GO	5.000%	8/1/28	1,500	1,611
[3]	Oyster Bay NY GO	2.000%	3/1/29	5,250	4,844
[3]	Oyster Bay NY GO	5.000%	8/1/29	1,700	1,855
	Pleasantville NY Union Free School District GO	2.500%	4/15/29	270	252
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,835	1,857
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,655	4,774
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	13,785	14,382
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	511
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	221
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	6,750	7,000
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	7,890	8,400
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	5,000	5,237
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	2,815	3,053
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	1,000	1,005
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	5,745	6,112
	Sachem Central School District GO	4.000%	10/15/26	3,245	3,246
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	444
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	699
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	508
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	532
[3]	South Washington County MN Independent School District No. 833 GO	2.750%	6/15/29	210	196
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project) PUT	1.550%	3/1/25	200	200
[1]	Suffolk County NY GO	4.000%	10/15/27	7,925	8,212
[1]	Suffolk County NY GO	4.000%	4/1/32	4,780	4,875
[1]	Suffolk County NY GO	3.000%	6/15/32	4,000	3,834
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,255
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,200	1,224
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,604
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,095	1,180
	Terryville Fire District BAN GO	4.500%	11/21/25	5,650	5,685
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	403
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/25	1,025	1,025
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/26	450	451

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/27	455	457
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/28	460	463
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/29	470	475
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	446
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,000	1,630
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	28,000	28,833
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,655	5,887
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	8,700	9,191
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,265	3,468
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	30,000	32,165
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/28	1,000	1,078
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	15,215	16,594
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/29	505	554
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,995	17,735
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/30	1,500	1,670
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/25	10,575	10,759
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	9,770	9,560
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	25,235	25,913
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	27,135	25,556
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.965%	4/1/26	6,350	6,348
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/25	4,600	4,650
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	150	152
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,350	1,373
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/27	2,325	2,426
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,086
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,780	2,870
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,025	4,152
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,775	3,890
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,980	4,094
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,027
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	6,790	6,965
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	15,000	15,438
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	15,000	15,591
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	15,000	15,714
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	15,000	15,867
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	5,000	5,078
	Vails Gate Fire District BAN GO	4.000%	3/28/25	5,500	5,504
	Valhalla Union Free School District GO	2.750%	10/15/30	260	242
	Valley Stream NY BAN GO	4.500%	5/9/25	2,935	2,944
	Wellsville Central NY School District BAN GO	4.250%	6/27/25	3,355	3,368
	West Seneca NY BAN GO	4.000%	2/7/25	4,341	4,341
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,920	1,915
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,185	1,183
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,280	2,277
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,100	1,100
[3]	Yonkers NY GO	5.000%	9/1/30	4,365	4,411
					3,410,967
North Carolina (1.0%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,475	1,494
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	11,195	11,582
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,915
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	7,495	7,516
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/27	7,695	7,673
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	3,680	3,701
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	10,850	11,574
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	8,995	8,185
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	5,970	6,581
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/31	1,100	1,088
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	3.450%	10/1/31	1,400	1,385
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/27	495	513
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/28	520	545
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/29	540	573
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/31	595	642
	Forsyth County NC GO	3.000%	5/1/29	2,535	2,521
[8]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,381	9,517
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	8,160	8,330
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,900
	Mecklenburg County NC GO	4.000%	4/1/29	5,000	5,082

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,665	2,807
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	281
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.700%	3/3/25	20,500	20,504
	North Carolina Central University College & University Revenue	5.000%	10/1/26	2,120	2,159
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	3,000	3,004
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/29	1,835	1,625
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	7/1/31	1,015	911
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,560	1,563
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/47	3,405	3,430
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	3,935	3,949
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	6,840	6,831
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	7,160	7,645
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	6,110	6,536
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	9,945	10,582
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	7/15/25	1,700	1,700
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	1/15/26	18,145	18,125
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	2,760	2,899
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	130
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	205
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	489
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	730	731
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,446
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	243
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	126
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	222
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	718
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.550%	9/1/26	1,575	1,535
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	862
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,594
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	566
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	782
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	894
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	599
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,005
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/28	175	176
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,795	2,795
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,335	1,347
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	3,500	3,500
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/28	365	365
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/29	135	135
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/34	390	400
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	6,175	6,284
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	652
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	3,210	3,305
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,080	1,109
	Pender County NC Appropriations Revenue	5.000%	4/1/29	1,115	1,207
	Pender County NC Appropriations Revenue	5.000%	4/1/30	1,400	1,539
	Pender County NC Appropriations Revenue	5.000%	4/1/31	1,020	1,136
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,975
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,097
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,358
	Union County NC Enterprise System Water Revenue	1.375%	6/1/30	4,235	3,667
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.565%	12/1/34	2,275	2,274
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.565%	12/1/41	32,900	32,886
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.565%	12/1/41	7,075	7,072
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,670	6,865
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	521
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	562
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	603
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	438
					296,283
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	6,685	6,672
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	106
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	138
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	206
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,260	1,300
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	200	209

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,625	2,733
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	250	264
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	675	721
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,500	1,580
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	700	754
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	735	777
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	705
	Horace ND GO	5.000%	5/1/27	475	490
	Horace ND GO	5.000%	5/1/29	670	700
	Horace ND GO	5.000%	5/1/30	530	558
	Horace ND GO	5.000%	5/1/33	610	652
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	1/1/30	1,315	1,232
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	7,285	7,325
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	3,385	3,496
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortgage Finance Program)	3.500%	7/1/46	820	817
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortgage Finance Program)	4.000%	7/1/47	465	466
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	3,530	3,739
	North Dakota Public Finance Authority Appropriations Revenue (Capital Financing Program)	5.000%	6/1/32	780	784
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,765	1,818
	West Fargo ND GO	4.000%	5/1/27	425	431
	Williston Basin School District No. 7 GO	5.000%	8/1/28	1,230	1,310
	Williston Basin School District No. 7 GO	5.000%	8/1/29	1,290	1,392
	Williston Basin School District No. 7 GO	5.000%	8/1/30	1,355	1,483
					42,858
Ohio (2.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	202
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	253
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	514
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	575	591
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	388
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	985	1,025
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	684
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	700	749
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	230	244
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	700	760
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	632
	Akron OH Income Tax Revenue	4.000%	12/1/26	935	954
	Akron OH Income Tax Revenue	4.000%	12/1/28	2,380	2,458
	Akron OH Income Tax Revenue	5.000%	12/1/30	505	523
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,000	1,001
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,000	1,027
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,895	26,146
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,032
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	2,619
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,219
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	19,945	20,708
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,305	32,536
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	100	101
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/29	500	537
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	6,890	7,297
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	4,750	5,101
	Bedford City School District GO	4.625%	3/6/25	1,625	1,627
	Blue Ash OH BAN GO	4.000%	3/26/25	3,985	3,989
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,715	1,783
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,500	2,578
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,625	5,867
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,090	6,481
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,000	2,121
[11]	Butler County OH GO	5.250%	12/1/26	1,050	1,075
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,006
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,015	4,077
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,340	1,371
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,081
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/29	3,950	3,701
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,625	1,651
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,000	975
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	4,100	4,160
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,040	4,093

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Celina City School District GO	5.000%	12/1/28	245	262
	Centerville OH BAN GO	4.250%	4/9/25	1,200	1,202
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	963
[3,5,12]	Cincinnati City School District GO TOB VRDO	2.370%	2/6/25	5,000	5,000
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	203
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,257
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,021
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	100	100
	Cleveland OH GO	2.000%	12/1/25	300	296
	Cleveland OH GO	2.000%	12/1/27	460	442
	Cleveland OH GO	3.000%	12/1/27	1,480	1,481
	Cleveland OH GO	2.000%	12/1/28	615	581
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	524
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/27	1,980	2,051
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/28	1,385	1,452
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/29	2,910	3,083
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/25	150	151
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/27	125	130
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/28	155	164
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/29	175	188
[1]	Cloverleaf Local School District COP	4.000%	12/1/26	270	274
[1]	Cloverleaf Local School District COP	4.000%	12/1/27	250	255
[1]	Cloverleaf Local School District COP	4.000%	12/1/28	220	226
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	231
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	303
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	253
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/34	2,315	2,299
[4]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/30	650	710
[4]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/31	600	664
[4]	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/32	575	645
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	3,500	3,594
[5]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Easton Project)	5.000%	6/1/28	7,380	7,440
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	4,515	4,516
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	575
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,250	4,252
[8]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	5,645	5,653
[8]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,103
	Cuyahoga OH County Sales Tax Revenue (Ballpark Improvement Project)	4.000%	1/1/29	6,255	6,511
	Fairborn City School District GO	4.000%	12/1/28	180	186
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/26	250	259
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	421
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	975
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,025
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,080
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	265	265
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	875	869
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,255	4,367
[4]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.550%	5/1/25	3,565	3,565
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.200%	2/5/25	4,900	4,900
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,585	1,585
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,620	1,621
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	507
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	18,908
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	616
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	830	831
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	800	801
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,500	1,501
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,690	1,690
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.260%	2/6/25	32,490	32,490
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,000	3,036
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	3,000	3,030

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/25	2,500	2,547
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	7,378
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	2,250	2,341
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/28	1,750	1,888
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/30	1,000	1,113
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/31	1,250	1,409
	Hamilton OH BAN GO	4.000%	12/17/25	2,160	2,177
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/25	1,150	1,159
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/26	1,755	1,784
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/27	1,845	1,887
	Lake County OH GO	4.000%	9/24/25	2,335	2,348
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,090	1,101
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	15,140	15,140
	Lebanon City School District GO	3.000%	12/1/25	170	170
	Lorain County OH BAN GO	4.375%	5/1/25	1,500	1,504
	Lorain County OH BAN GO	4.250%	12/5/25	1,505	1,506
[1]	Lorain OH GO	4.000%	12/1/26	350	356
[1]	Lorain OH GO	4.000%	12/1/27	350	358
[1]	Lorain OH GO	4.000%	12/1/28	280	287
	Mahoning County OH Sewer System Revenue Sewer Revenue	3.000%	12/1/26	125	125
	Mahoning County OH Sewer System Revenue Sewer Revenue	3.000%	12/1/27	100	100
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	70
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	102
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	511
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	785	812
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	310
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	637
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	363
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,560	1,643
[1]	Midview Local School District COP	4.000%	11/1/27	500	513
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	404
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	4,150	4,203
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	770
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,940	5,082
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,115	1,163
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,197
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,679
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	635
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	670
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	725	755
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/33	5,100	5,120
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	167
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	209
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	233
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/31	5,000	5,650
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,885	11,999
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/29	600	589
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/29	9,045	8,823
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/27	10,500	10,601
	Ohio GO	5.000%	5/1/29	1,000	1,088
	Ohio GO	5.000%	5/1/30	1,000	1,106
	Ohio GO	5.000%	5/1/31	1,115	1,120
	Ohio GO	5.000%	5/1/35	1,000	1,004
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,500	1,523
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	149
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	517
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	305
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/28	1,190	1,212
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,040	1,058
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,025	1,080
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	500	527
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/32	5,000	5,505
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.550%	2/3/25	20,000	20,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.500%	2/3/25	8,790	8,790
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,035
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,538
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/27	650	662
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/28	680	696

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/29	715	734
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/31	795	816
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/26	350	358
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/27	735	757
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/28	400	415
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/27	700	721
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/28	375	389
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/29	450	470
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/30	1,000	1,052
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/31	645	680
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	262
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	102
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/28	395	412
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/25	1,290	1,313
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	3.000%	11/1/28	655	611
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/34	1,645	1,635
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/29	1,440	1,460
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/34	2,000	2,009
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/28	250	264
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/25	905	905
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/26	950	968
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/27	500	519
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/28	525	554
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/29	1,105	1,182
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/25	235	236
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/26	515	526
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/27	145	151
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/28	180	189
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/29	170	181
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/30	275	296
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/31	280	304
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	6,000	5,774
[2]	Ohio Higher Educational Facility Commission College & University Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.480%	12/1/42	2,670	2,638
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	765	767
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	180	182
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	930	938
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	185	187
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	1,000	1,013
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	190	193
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,000	1,017
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	400	411
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,000	1,021
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	515	542
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	9/1/48	3,855	3,888
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,415	1,388
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	5,755	5,935
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	3,785	3,982
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	2,045	2,234
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	7,370	8,140
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	2,415	2,379
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/55	5,520	6,028

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Ronez Manor Apartments Project) PUT	3.800%	5/1/25	5,650	5,651
[8]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/27	1,600	1,611
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	6,824	6,980
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,106
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/25	2,300	2,343
	Ohio Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.700%	3/3/25	3,500	3,501
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,660	3,952
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	9,495	9,787
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	9,425	9,821
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	4,360	4,584
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	4,565	4,846
	Reading Community City School District GO	3.000%	11/1/30	590	568
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	639
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,155	1,185
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	545	568
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	2,878
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,490	2,520
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	745	753
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,860	1,878
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,895	4,939
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	942
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	995
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	748
[3]	Toledo OH GO	5.000%	12/1/25	1,435	1,460
[3]	Toledo OH GO	5.000%	12/1/30	1,200	1,312
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,250	2,250
	University of Akron College & University Revenue	5.000%	1/1/26	480	481
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,046
	University of Akron College & University Revenue	5.000%	1/1/29	6,120	6,129
	University of Akron College & University Revenue	5.000%	1/1/30	6,050	6,059
	University of Akron College & University Revenue	5.000%	1/1/32	1,315	1,343
[5]	University of Toledo College & University Revenue TOB VRDO	2.050%	2/3/25	4,390	4,390
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	818
[1]	Wright State University College & University Revenue	5.000%	5/1/27	545	567
[3]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,661
[3]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,288
					644,750
Oklahoma (0.3%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/30	1,045	1,135
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/31	2,260	2,478
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/29	1,310	1,344
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/30	1,070	1,097
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	4.000%	9/1/30	2,000	1,999
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,680	2,522
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	5,130	4,773
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,030	1,868
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/32	1,145	1,157
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/29	1,000	1,081
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/28	22,260	22,996
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	956
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,805	1,817
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,019
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,250	1,259
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	900	906
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	3,475	3,477
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	2,400	2,439
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,645	2,722
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	4,400	4,569
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	275	284
[4]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/32	2,000	2,189
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/33	1,000	1,006
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/26	200	202
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/27	1,010	1,028
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/29	275	281
	Stillwater Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	1,245	1,246

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,097
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,057
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,536
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	600	610
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	407
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	1,210	1,246
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	4,720	4,862
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	3,896
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/31	1,500	1,517
	University of Oklahoma College & University Revenue	5.000%	7/1/25	290	293
	University of Oklahoma College & University Revenue	5.000%	7/1/27	435	455
	University of Oklahoma College & University Revenue	3.400%	7/1/28	3,970	3,946
	University of Oklahoma College & University Revenue	5.000%	7/1/28	500	515
	University of Oklahoma College & University Revenue	5.000%	7/1/28	455	483
	University of Oklahoma College & University Revenue	3.750%	7/1/30	4,195	4,196
					103,966
Oregon (0.7%)
	Benton & Polk School District No. 17J GO	0.000%	6/15/29	2,500	2,141
	Clackamas County School District No. 115 GO	0.000%	6/15/27	3,575	3,319
	Deschutes & Jefferson Counties School District No. 2J Redmond GO	0.000%	6/15/28	1,250	1,115
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	203
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	308
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	311
	Forest Grove OR College & University Revenue	5.000%	5/1/26	335	339
	Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,290
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	303
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	1,945	1,997
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	1,040	1,086
[5]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.370%	2/6/25	4,000	4,000
	Multnomah & Clackamas Counties OR School District No. 51JT Riverdale GO	0.000%	6/15/30	1,210	1,008
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,150
	Multnomah County OR GO	5.000%	6/15/27	25,000	26,321
	Multnomah County OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue, PUT	5.000%	3/1/25	11,460	11,468
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/32	5,815	5,658
	Multnomah County School District No. 40 GO	0.000%	6/15/27	500	462
	Multnomah County School District No. 40 GO	0.000%	6/15/28	500	446
	Multnomah County School District No. 40 GO	0.000%	6/15/29	500	430
	Multnomah County School District No. 40 GO	0.000%	6/15/30	500	414
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/27	1,000	1,050
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/28	3,270	3,496
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/29	2,710	2,948
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/27	1,200	1,260
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/28	2,375	2,539
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/29	1,000	1,087
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/30	1,320	1,459
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/31	3,000	3,360
	Oregon GO	2.000%	8/1/25	2,545	2,529
	Oregon GO	5.000%	6/1/28	5,000	5,354
	Oregon GO	5.000%	5/1/29	2,000	2,010
	Oregon GO	4.000%	8/1/33	1,650	1,677
	Oregon GO	5.000%	12/1/52	1,255	1,300
	Oregon GO	5.500%	12/1/53	3,790	4,055
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	10,215	10,927
[5]	Oregon Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/6/25	4,000	4,000
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	1,675	1,694
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,190	4,158
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,515	3,535
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/29	2,835	2,861
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	4.500%	7/1/49	5,480	5,517
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	15,110	15,257
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	12,455	13,315
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/25	425	428
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	300	306
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	285	295
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,515

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,179
	Pendleton OR GO	3.000%	6/15/30	250	242
	Port of Morrow OR GO	4.000%	6/1/25	165	165
	Port of Morrow OR GO	4.000%	12/1/25	150	151
	Port of Morrow OR GO	4.000%	6/1/26	170	172
	Port of Morrow OR GO	4.000%	12/1/26	170	172
	Port of Morrow OR GO	4.000%	6/1/27	535	544
	Port of Morrow OR GO	4.000%	12/1/27	240	245
	Port of Morrow OR GO	4.000%	6/1/28	1,105	1,129
	Port of Morrow OR GO	4.000%	12/1/28	1,045	1,070
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	650	663
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,900	3,221
	Portland Community College District GO	5.000%	6/15/28	1,770	1,821
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/30	2,975	3,027
[4]	Portland OR Sewer System Sewer Revenue	5.000%	6/1/30	1,770	1,953
[4]	Portland OR Sewer System Sewer Revenue	5.000%	10/1/30	1,750	1,946
[4]	Portland OR Sewer System Sewer Revenue	5.000%	6/1/31	10,600	11,883
[4]	Portland OR Sewer System Sewer Revenue	5.000%	10/1/31	3,360	3,787
[4]	Portland OR Sewer System Sewer Revenue	5.000%	10/1/32	2,235	2,548
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/33	11,435	11,594
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	115
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,033
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,632
	Seaside School District No. 10 GO	5.000%	6/15/31	1,000	1,046
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/25	100	100
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/26	100	102
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/27	150	154
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/28	225	234
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/29	250	261
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/30	320	336
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,130	1,211
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/29	1,000	1,088
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	630	618
	Yamhill County School District No. 40 McMinnville GO	4.000%	6/15/32	1,000	1,010
					227,153
Pennsylvania (3.9%)
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,418
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,520
	Adams County General Authority College & University Revenue	5.000%	8/15/27	1,225	1,271
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	1,716
	Adams County General Authority Health, Hospital, Nursing Home Revenue	3.600%	6/1/29	610	602
	Adams County General Authority Health, Hospital, Nursing Home Revenue	3.900%	6/1/30	975	960
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	230	230
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/27	530	532
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/28	1,825	1,925
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/28	1,555	1,561
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/29	1,100	1,119
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/29	1,690	1,695
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/30	900	902
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	925	924
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,120	2,132
[2]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	3.335%	2/1/33	4,065	4,027
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	9,525
[9]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	104
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	4,000	4,330
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,086
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,015	3,136
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,920	1,994
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.730%	11/15/25	5,195	5,170
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.830%	11/15/26	2,000	1,982
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.950%	11/15/47	93,785	93,012

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/27	625	662
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/28	530	570
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/29	1,195	1,306
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/30	350	388
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/31	535	601
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	160	161
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/26	655	664
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/29	600	645
[1]	Allentown City School District GO	5.000%	2/1/25	955	955
[1]	Allentown City School District GO	3.000%	2/1/28	100	99
[1]	Allentown City School District GO	5.000%	2/1/29	2,245	2,361
[1]	Allentown City School District GO	5.000%	2/1/33	1,785	1,879
[1]	Allentown City School District GO	5.000%	6/1/35	1,875	1,912
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	874
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	968
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/27	1,950	2,016
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/28	2,345	2,453
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	7,150	7,314
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	815	835
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	7,230	7,363
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	3,690	3,740
[1]	Armstrong School District GO	3.000%	3/15/25	575	575
[1]	Armstrong School District GO	3.000%	3/15/26	875	873
[1]	Beaver County PA GO	5.000%	4/15/25	1,435	1,441
	Bensalem Township School District GO	4.000%	6/1/25	430	431
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,530
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.265%	1/1/32	2,475	2,463
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	503
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	533
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/27	1,095	1,136
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/28	455	477
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/29	1,000	1,058
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/30	630	673
[1]	Bristol Township School District GO	5.000%	6/1/25	640	644
[1]	Bristol Township School District GO	5.000%	6/1/27	545	569
[1]	Bristol Township School District GO	4.000%	6/1/28	200	206
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/26	390	391
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/25	450	452
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/26	470	475
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/27	585	594
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/28	785	799
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/29	825	842
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	2,025	2,022
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	250
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	565
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	570
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,300	1,301
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,910	1,911
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,125	2,127
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,065	1,066
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	985	985
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,009
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/25	1,040	1,055
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,223
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/25	180	176
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,007
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,028
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	2,500	2,545
[5]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/34	705	745
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/27	985	994
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/28	880	926
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/29	925	983
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/30	2,560	2,744
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/31	2,685	2,904
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	391
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,629
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	504
	Commonwealth of Pennsylvania GO	5.000%	9/1/27	10,000	10,557

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	129
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	5,960	5,984
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	22,250	24,280
	Commonwealth of Pennsylvania GO	5.000%	10/1/29	25,000	27,318
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	1,705	1,732
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,500	2,676
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	4.250%	10/15/26	1,790	1,694
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/34	3,930	3,249
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/28	255	261
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/31	1,145	1,153
	Dauphin County PA GO, ETM	5.000%	11/15/25	3,350	3,407
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	266
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/29	5,000	5,140
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/29	1,270	1,350
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	3.405%	3/1/57	13,470	13,418
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	2.650%	3/1/57	15,495	15,382
[11]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,795	6,253
	Doylestown PA Hospital Authority Hospital Revenue	5.000%	7/1/28	580	580
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	1,922
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	362
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	654
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,489
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	648
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	820
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	600	619
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	885
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	370
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	942
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	398
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	2,000	2,057
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	1,450	1,488
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	75	79
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/33	1,730	1,712
	Erie County Conventional Center Authority Miscellaneous Revenue	5.000%	1/15/32	1,910	1,913
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - Aicup Financing Program)	5.000%	5/1/28	355	366
[3]	Erie School District GO	5.000%	4/1/25	475	476
[3]	Erie School District GO	5.000%	4/1/26	575	588
[1,11]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	2,095
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	501
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	1,070	1,076
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	657
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/28	630	639
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/30	910	921
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	13,350	13,729
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	4,120	4,423
[3]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,169
	Hempfield Township PA GO	4.000%	10/15/28	240	248
[5]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/27	3,135	3,150
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,199
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	533
[1]	Lackawanna County PA GO	4.000%	3/15/25	300	300
[1]	Lackawanna County PA GO	4.000%	3/15/26	400	403
[1]	Lackawanna County PA GO	4.000%	3/15/27	500	506
[5]	Lackawanna County PA TRAN GO	3.750%	12/31/25	10,000	10,011
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	245	245
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,090	1,079
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/25	300	304
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/25	225	228
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/26	820	844
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/26	320	329
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/27	685	715

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/27	445	465
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/28	615	651
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/28	450	477
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/29	500	536
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/30	500	543
	Lancaster IDA College & University Revenue (P3 FMC Holdings LLC Project)	5.000%	7/1/26	340	349
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	10,000	10,828
[3]	Lancaster PA GO	4.000%	11/1/26	2,410	2,441
[3]	Lancaster PA GO	4.000%	11/1/27	2,605	2,650
[3]	Lancaster PA GO	5.000%	11/1/27	1,290	1,319
	Lansdale Borough PA GO	2.000%	10/1/25	650	643
	Lansdale Borough PA GO	2.000%	10/1/26	300	292
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	181
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	153
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	154
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	180
	Latrobe IDA College & University Revenue	5.000%	3/1/30	125	129
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/29	1,130	1,130
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	265
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	286
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	1,135	1,141
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	446
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,600	1,600
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	4,784
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,730	3,820
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	4,325	4,501
[3]	Luzerne County PA GO	5.000%	11/15/29	4,000	4,070
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	523
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	541
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	360	362
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	805	840
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,600	1,696
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	565	599
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,640	1,764
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	440	473
	Montgomery County Higher Education & Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,657
	Montgomery County Higher Education & Health Authority College & University Revenue	5.000%	4/1/27	815	832
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,200
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	315	322
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,030	2,030
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	491
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	750	786
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,000	2,103
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	750	804
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,125	3,279
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,750	1,834
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,540	1,608
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,285	1,340
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,318
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,495
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,579
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	3,390	3,594
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	1,000	1,058
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/34	5,125	5,001
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/25	1,000	1,007
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	325	324
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	8,105	8,289
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	19,590	19,966
[10]	Moon Area School District GO	5.000%	11/15/28	1,490	1,592
[10]	Moon Area School District GO	5.000%	11/15/29	1,305	1,417
	New Hope-Solebury School District GO	2.500%	2/15/30	570	534

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,243
[1]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,041
[3]	Newport PA School District GO	2.450%	8/15/29	285	268
[3]	North Pocono School District GO	4.000%	9/15/28	1,580	1,631
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/29	750	820
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/30	2,900	3,220
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/31	2,125	2,386
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,625	2,863
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,080	1,186
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	260	260
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/28	480	483
	Northern York County School District GO	4.000%	11/15/26	1,880	1,913
	Northern York County School District GO	4.000%	11/15/28	820	845
	Penn Delco School District GO	4.000%	6/1/27	200	204
	Penn Delco School District GO	4.000%	6/1/28	445	458
	Penn Delco School District GO	4.000%	6/1/29	350	361
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/26	1,500	1,525
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/27	1,285	1,330
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/28	700	736
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/29	580	618
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/30	500	540
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,011
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	402
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	350	352
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	275	277
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	519
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,125	1,152
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	1,270	1,291
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	300	314
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	370	387
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	435	461
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	540
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	540
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	485	529
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	3,785	3,788
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	12,365	13,667
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,325	2,584
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	4,890	4,893
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.730%	11/15/25	1,755	1,747
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.830%	11/15/26	1,825	1,811
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.950%	11/15/47	27,410	27,226
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.950%	5/15/53	40,000	39,803
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.600%	4/1/25	1,250	1,251
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/26	13,655	13,006
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	176
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	972
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	563
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,024
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	624
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	720
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,004
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	1,250	1,262
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/33	2,805	2,810
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	1,105	1,114
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	3,590	3,618
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/26	1,625	1,636
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	6/15/25	265	267
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	105
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	203
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	253
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	112
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	185	189

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	128
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,147
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	414
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	259
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	155
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,041
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	130
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	396
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	341
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	250	262
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	115	121
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	528
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,451
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	250	264
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,092
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	260	276
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	325	347
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	4/1/31	1,665	1,464
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	4/1/32	1,160	972
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	340	340
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/46	590	590
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	5,520	5,530
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/49	1,830	1,824
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/49	2,755	2,719
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	2,675	2,630
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,415	1,397
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	19,299	18,699
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,310	4,176
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	12,735	12,886
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,195	6,400
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	14,145	14,902
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	4,616	4,894
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	6,095	6,630
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	4,440	4,809
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	1,875	2,039
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	1,380	1,519
[5,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	7,326	7,326
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	3,982
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,455	3,479
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,248
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	4,598
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	761
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,012
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	375	396
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	550	558
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	16,095	16,493
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,000	1,090
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,250	1,362
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,025	1,080
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	3,250	3,592
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,125	1,243
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,000	1,043
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,325	1,474
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	4,170	4,663
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,200	1,252
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,171
[2]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.100%	7/15/41	26,500	26,457
	Pequea Valley School District GO	4.000%	5/15/28	150	154
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/28	500	533
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	500	540
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/30	600	656
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,595	1,610
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,279
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,338
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,250	1,306
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,180	1,256
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/29	1,000	1,079
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/29	1,600	1,727
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,189

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	1,150	1,259
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,240	1,369
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	860
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,022
[5]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/29	750	751
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/33	2,385	2,391
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/29	650	634
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	4.000%	6/15/29	600	582
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/25	170	170
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/26	810	818
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/27	335	341
	Philadelphia IDA College & University Revenue	5.000%	11/1/25	1,845	1,868
	Philadelphia IDA College & University Revenue	5.000%	11/1/26	2,385	2,454
	Philadelphia IDA College & University Revenue	5.000%	11/1/27	2,500	2,611
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	1,665	1,679
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	398
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	310	320
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	320	331
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	354
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	524
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,167
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	4,895
	Philadelphia PA GO	5.000%	8/1/25	8,150	8,235
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,047
	Philadelphia PA GO	5.000%	8/1/26	5,055	5,208
	Philadelphia PA GO	5.000%	8/1/28	250	252
	Philadelphia PA GO	5.000%	8/1/29	250	262
[6]	Philadelphia PA GO VRDO	2.200%	2/6/25	16,600	16,600
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/30	7,500	8,182
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/31	3,400	3,761
[3]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	1,910	1,910
[3]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	2,680	2,680
[3]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	5,025	5,080
[3]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,045	1,100
[3]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	685	731
[2,3,5]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.845%	9/1/40	19,500	19,026
[1]	Plum Boro PA School District GO	3.300%	9/15/29	100	100
	School District of Philadelphia GO	5.000%	9/1/25	1,040	1,052
	School District of Philadelphia GO	5.000%	9/1/25	2,115	2,139
	School District of Philadelphia GO	5.000%	9/1/25	2,325	2,351
	School District of Philadelphia GO	5.000%	9/1/26	2,690	2,771
	School District of Philadelphia GO	5.000%	9/1/26	1,500	1,545
	School District of Philadelphia GO	5.000%	9/1/26	1,645	1,695
[3,12]	School District of Philadelphia GO	5.000%	6/1/27	1,465	1,531
	School District of Philadelphia GO	5.000%	9/1/27	4,105	4,293
	School District of Philadelphia GO	5.000%	9/1/27	2,500	2,613
	School District of Philadelphia GO	5.000%	9/1/27	1,335	1,395
	School District of Philadelphia GO	5.000%	9/1/28	2,253	2,312
	School District of Philadelphia GO	5.000%	9/1/28	275	292
	School District of Philadelphia GO	5.000%	9/1/28	1,305	1,384
	School District of Philadelphia GO	5.000%	9/1/28	1,000	1,060
	School District of Philadelphia GO	5.000%	9/1/29	11,550	11,841
	School District of Philadelphia GO	5.000%	9/1/29	1,570	1,683
	School District of Philadelphia GO	5.000%	9/1/30	2,665	2,886
	School District of Philadelphia GO	5.000%	9/1/33	6,180	6,571
[3]	Scranton PA GO	5.000%	11/15/28	770	813
[3]	Scranton PA GO	5.000%	11/15/29	625	667
[3]	Scranton PA GO	5.000%	11/15/30	920	991
[3]	Scranton PA GO	5.000%	11/15/31	1,675	1,818
	Scranton PA School District GO	5.000%	12/1/26	1,050	1,081
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,750
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/25	315	319
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/26	930	949
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,016
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/28	785	802
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	45
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	166
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	164
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	310
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	225

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	264
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,060	1,071
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	26,185	28,343
[1]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,543
	Springfield Delaware County School District GO	3.000%	3/1/30	450	435
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/25	450	454
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/26	735	755
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/27	1,200	1,246
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/28	2,035	2,142
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/25	400	401
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/26	1,000	1,020
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/27	715	741
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/28	750	789
[1]	State Public School Building Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,000	1,013
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,516
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,250	1,289
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	385	397
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	17,870	18,462
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	9,510	9,821
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,105	1,140
[4,10]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/29	3,500	3,790
[4,10]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/30	2,500	2,748
[4,10]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/31	4,620	5,143
[4,10]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/32	5,750	6,477
	Twin Valley School District GO	3.000%	4/1/27	1,000	999
	Twin Valley School District GO	3.000%	4/1/29	500	492
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	4,489
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,087
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,018
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	10,000	10,810
	Upper St. Clair Township PA GO	2.550%	5/15/30	500	469
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	410	401
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,293
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/28	130	131
	Westmoreland County PA GO	5.000%	8/15/28	1,655	1,757
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	665
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	690
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	465
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	995	996
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	2,295	2,358
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	975	1,010
[5]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	8,000	7,933
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	800	803
[1]	Woodland Hills School District GO	4.000%	9/1/26	600	610
[1]	Woodland Hills School District GO	4.000%	9/1/27	630	646
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/28	4,020	4,097
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,351
					1,206,102
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	51,802	52,131
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	94,732	98,753
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	75,103	80,590
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	25,504	28,257
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	8,895	8,950
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,860	2,873
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,225	1,231
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	3,000	3,014
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	5,620	5,837
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,710	2,834
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	4,570	4,780
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	45,465	47,777
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	300	317

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	360
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/26	12,355	12,806
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/27	3,200	3,350
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,415	1,441
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	410	429
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	250	264
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,894
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	26,138	24,023
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	27,265	23,340
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,716	1,468
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	14,118	11,153
					417,872
Rhode Island (0.3%)
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	506
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/31	4,910	5,242
[10]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/29	850	913
[10]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/30	1,000	1,088
	Providence RI GO	5.000%	1/15/26	250	254
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	430
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	456
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	155
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	158
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	515
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	155
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	373
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	395
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,960
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,380	1,401
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	985	1,000
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,715	2,755
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,670	2,708
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	1,000	1,013
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,250	1,266
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/28	1,585	1,684
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/28	400	425
[3]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/29	1,400	1,507
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/29	1,215	1,308
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/29	300	323
[3]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/30	680	742
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/30	1,535	1,671
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/30	400	437
[3]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/31	450	497
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/31	1,890	2,083
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/31	500	552
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	320
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	287
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	560
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.350%	10/1/27	3,395	3,381
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	4,655	4,673
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/49	5,695	5,609
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	4,230	4,224
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	5,940	5,829
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	1,865	1,850
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,955	3,863
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	3,465	3,466
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/27	8,570	8,531
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	14,067
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,100	1,105
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/27	435	437
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,506
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,500	1,505
					95,185

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina (1.4%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/27	500	529
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	660	710
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/29	1,000	1,093
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/30	1,250	1,387
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/31	1,150	1,291
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	6,054	6,171
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/28	6,000	6,404
	Fort Mill School District No. 4 GO	4.000%	3/1/32	5,850	5,909
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	7,380	7,658
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	6,255	6,626
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/28	3,125	3,367
[8]	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Gordon Street Mill Project) PUT	5.000%	10/1/25	12,680	12,827
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	1,923
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	3,915	4,095
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,110	4,357
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	820	869
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	830	892
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	840	914
	Lancaster County SC School District GO	4.000%	3/1/29	9,560	9,686
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	731
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,195	1,214
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	30,675	33,026
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	16,325	17,438
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/28	1,810	1,812
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	1,000	1,001
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	1,008
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,575
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	3,200	3,261
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	7,695	7,929
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	5,765
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	3,911
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/29	8,240	8,460
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/30	4,190	4,300
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	1,525	1,564
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	315
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/27	250	260
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/28	360	381
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/29	270	290
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/30	300	326
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	3,145	3,162
	South Carolina Association of Governmental Organizations COP	5.000%	2/28/25	28,210	28,248
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	10/1/32	1,000	1,012
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	1,857
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,251
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	487
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	866
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	705	695
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	400	423
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	350	362
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,115	5,130
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	320	335
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	21,380	23,772
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	1,000	1,045
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,000	5,277
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	510	533
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	292
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	28,940	29,273
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/6/25	4,000	4,000
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	3,000	3,095
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	155	157
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	150	152
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	335	347
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	310	321

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	311
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	175	181
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,054
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	600	632
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	948
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	948
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	636
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	1,000	1,068
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	641
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	515
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	10,500	11,376
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	975	1,056
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	3,345	3,624
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	700	758
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	14,005	15,331
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	1,550	1,697
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	4,000	4,379
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	850	930
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,000	1,107
[3,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.370%	2/6/25	12,000	12,000
[3,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.390%	2/6/25	5,000	5,000
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	2,822
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	911
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	1,500	1,501
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	264
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	4,165	4,167
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	10,970
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	2,235	2,247
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	670	685
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	475	486
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	175	179
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,000	2,035
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	1,890	1,935
[8]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,195	1,197
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	2,275	2,294
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	8,015	8,006
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	2,805	2,744
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	3,380	3,338
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	6,170	6,400
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,260	4,614
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/27	1,750	1,734
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,162
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	10,023
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,574
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	582
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	292
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	756
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	200	208
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,450	2,586
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,780	1,903
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,185	2,366
					433,540
South Dakota (0.1%)
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,003
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/30	2,000	2,077
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	506
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	485
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	173
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	741
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	781
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,001
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	7,625	7,624
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	1.950%	11/1/31	1,440	1,243
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	1,990	1,993
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/51	920	913
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	11,210	11,005
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	1,880	1,841
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	1,860	1,818

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/53	6,285	6,485
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	2,860	3,054
					42,743
Tennessee (1.9%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,009
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,120	1,194
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue	5.000%	10/1/32	1,300	1,306
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	3.600%	6/1/28	2,250	2,250
	Chattanooga TN Electric Electric Power & Light Revenue	4.000%	9/1/33	7,115	7,122
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/27	4,025	3,959
	Dyer County TN GO	3.000%	6/1/27	1,400	1,394
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,015	1,070
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,050	1,067
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,305	2,321
[8]	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Tyler Apartment Project) PUT	5.000%	8/1/25	5,435	5,482
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,682
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	1,871
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,400	1,435
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,021
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/27	1,500	1,487
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	7,000	7,104
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	7,000	7,104
[8]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,504
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/26	300	301
[8]	Memphis City Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,735
	Memphis TN GO	5.000%	4/1/28	3,565	3,800
	Memphis TN GO	5.000%	10/1/28	3,435	3,693
	Memphis TN GO	5.000%	4/1/29	3,565	3,865
	Memphis TN GO	5.000%	4/1/30	3,565	3,927
	Memphis TN GO	5.000%	10/1/30	3,435	3,813
	Memphis TN GO	5.000%	4/1/31	3,565	3,985
	Memphis TN GO	5.000%	10/1/31	3,510	3,947
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/27	1,060	1,096
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/27	600	624
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/28	600	632
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	900	924
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/30	1,000	1,077
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/35	1,115	1,152
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	175	175
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	470	471
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	195
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	545	545
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	6,230	6,692
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,024
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	9,520	10,093
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,750	1,757
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Northview Project) PUT	3.600%	2/1/28	6,000	6,028
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/28	5,000	4,975
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	20,780	20,902
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	14,943	15,325
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	820	872

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	1,055	1,122
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,740	1,905
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	700	767
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/28	12,915	13,336
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/29	13,430	13,980
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/29	5,865	6,105
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/30	12,195	12,790
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,009
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,028
	Montgomery County TN GO	4.000%	4/1/25	500	500
[13]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,308
[13]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,329
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	14,205	15,008
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/25	500	500
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/25	600	602
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/25	560	567
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/26	550	553
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/26	1,140	1,148
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/27	2,810	2,829
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/27	2,240	2,258
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/28	2,925	2,944
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/28	2,375	2,391
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	57,040	57,207
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/29	71,380	75,100
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/30	9,300	9,884
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	177
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	4,935	5,016
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	205
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	12,180	12,364
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,034
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,282
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	96,605	99,923
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	22,995	23,083
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/28	1,045	996
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	25	25
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	1,130	1,134
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	115	115
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/49	7,335	7,423
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,570	1,558
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	5,250	5,120
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,340	4,333
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	5,600	5,905
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.650%	7/1/32	1,075	975
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	4.250%	1/1/50	3,390	3,416
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	3,990	3,917
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program) PUT	3.500%	10/1/25	1,840	1,841
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program) PUT	3.500%	10/1/25	3,765	3,766
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	4,040	4,160
					579,945
Texas (9.0%)
	Abilene Convention Center Hotel Development Corp. Economic Development Revenue	2.500%	10/1/31	2,870	2,512
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,177
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/28	3,570	3,556
[19]	Aldine Independent School District GO	4.000%	2/15/32	3,000	3,044
[19]	Allen Independent School District GO	5.000%	2/15/25	1,000	1,001
	Allen TX GO	5.000%	8/15/29	800	872
	Allen TX GO	5.000%	8/15/30	700	775
	Allen TX GO	5.000%	8/15/31	700	785
[19]	Alvarado TX Independent School District GO PUT	2.750%	8/15/25	1,725	1,715
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	197

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	404
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	410	411
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	205
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	6/15/34	770	763
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	2,750	2,750
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,259
	Arlington TX GO	5.000%	8/15/25	2,925	2,960
[19]	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,277
[19]	Arlington TX Independent School District GO	5.000%	2/15/29	3,000	3,248
[19]	Arlington TX Independent School District GO	5.000%	2/15/30	2,300	2,532
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,230	1,231
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,122
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,286
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,294
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	888
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,602
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	1,200	1,249
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,025
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/27	9,000	8,993
[19]	Austin Independent School District GO	5.000%	8/1/26	3,095	3,198
[19]	Austin Independent School District GO	5.000%	8/1/26	9,690	10,011
[19]	Austin Independent School District GO	5.000%	8/1/30	1,610	1,657
[19]	Austin Independent School District GO	4.000%	8/1/32	1,100	1,110
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,500	3,775
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	3,000	3,286
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	6,235	6,829
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	4,000	4,445
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	2,800	3,112
[19]	Barbers Hill Independent School District GO	5.000%	2/15/29	1,280	1,386
[19]	Barbers Hill Independent School District GO	5.000%	2/15/30	2,780	3,062
[19]	Beaumont Independent School District GO	5.000%	2/15/25	4,360	4,363
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/27	500	524
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/29	1,550	1,674
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/29	500	540
	Bexar County Hospital District GO	5.000%	2/15/28	325	344
	Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,073
	Bexar County Hospital District GO	5.000%	2/15/30	1,850	2,013
	Bexar County Hospital District GO	5.000%	2/15/31	1,500	1,652
	Bexar County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.050%	3/1/26	1,190	1,194
[19]	Boerne Independent School District GO PUT	4.000%	2/1/28	2,415	2,469
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/26	8,450	8,494
[19]	Brazosport Independent School District GO	5.000%	2/15/25	1,955	1,956
[19]	Brazosport Independent School District GO	3.000%	2/15/29	1,505	1,477
[19]	Brazosport Independent School District GO	3.000%	2/15/30	2,490	2,447
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/31	1,270	1,279
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/31	1,230	1,239
[19]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,160	5,146
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.480%	6/1/25	3,500	3,502
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/27	3,125	3,109
[19]	Carrizo Springs Consolidated Independent School District GO	4.500%	8/15/32	1,010	1,039
[19]	Castleberry Independent School District GO	4.000%	2/15/33	1,335	1,350
[19]	Celina Independent School District GO	5.000%	2/15/29	500	541
[19]	Celina Independent School District GO	5.000%	2/15/30	500	550
[19]	Celina Independent School District GO	5.000%	2/15/31	500	558
[5]	Celina TX Special Assessment Revenue	2.875%	9/1/27	119	113
[5]	Celina TX Special Assessment Revenue	4.500%	9/1/31	250	250
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	970
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	127
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	383
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,272
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	1,225	1,110
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	342
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	732
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,500	1,581
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	3,200	3,420
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,530	1,551
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,585	1,606
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/27	30,555	31,079
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,270	2,290
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,445	8,970

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	8,140	7,179
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	8,500	7,216
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/30	415	339
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	25,715	27,242
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/27	900	943
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/29	1,000	1,081
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/30	1,325	1,452
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/31	1,445	1,602
[19]	Clear Creek Independent School District GO	5.000%	2/15/30	5,000	5,497
[19]	Clear Creek Independent School District GO	5.000%	2/15/31	2,385	2,662
[19]	Clear Creek Independent School District GO	4.000%	2/15/32	2,500	2,501
[19]	Clear Creek Independent School District GO	5.000%	2/15/32	1,740	1,959
[19]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	6,475	6,493
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	945	965
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	490	522
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	317
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	460	497
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	310	331
	College Station TX GO	3.300%	2/15/33	1,340	1,313
	Collin County Community College District GO	5.000%	8/15/31	6,780	7,596
	Collin County Community College District GO	5.000%	8/15/32	7,120	8,060
[19]	Conroe Independent School District GO	5.000%	2/15/25	2,575	2,577
	Corpus Christi TX GO	5.000%	3/1/26	70	70
	Corpus Christi TX GO	4.000%	3/1/30	1,865	1,867
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/32	500	503
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/28	325	347
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/29	125	136
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/30	175	193
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	7,260	7,707
[19]	Cypress-Fairbanks Independent School District GO	3.300%	2/15/30	765	765
[19]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/31	4,465	4,467
	Dallas College GO	5.000%	2/15/25	3,270	3,272
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,195	1,258
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,705	2,748
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,325	1,399
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	2,490	2,674
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,980	2,126
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,490	2,717
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	9,440	10,302
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,500	2,728
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	7,815	8,658
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	3,400	3,767
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	2,450	2,748
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue (Waterford at Goldmark Project) PUT	3.300%	1/1/28	6,410	6,379
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	4,775	4,777
[8]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,165	2,188
[8]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	840	861
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	4,789	4,936
[19]	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,162
[4,19]	Dallas Independent School District GO PUT	5.000%	2/15/29	3,330	3,532
[4,19]	Dallas Independent School District GO PUT	5.000%	2/15/30	5,140	5,519
[4,19]	Dallas Independent School District GO PUT	5.000%	2/15/31	13,275	14,425
	Dallas TX GO	5.000%	2/15/25	7,700	7,706
	Dallas TX GO	5.000%	2/15/28	2,835	3,011
	Dallas TX GO	5.000%	2/15/30	15,000	16,437
	Dallas TX GO	5.000%	2/15/33	5,000	5,013
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/27	2,000	2,018
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,290	1,299
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	2,375	2,386
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,300	1,303
[5]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/28	7,025	7,030
[5]	Dallas TX Special Tax Revenue PUT	6.000%	8/15/28	27,230	27,276
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	1,766
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	11,670	11,697
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,250	2,250
	Denton County TX GO	4.000%	7/15/33	2,575	2,596

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Denton Independent School District GO	5.000%	8/15/25	1,170	1,172
[5,6]	Deutsche Bank Spears/Lifers Trust TOB VRDO	2.200%	2/3/25	10,435	10,435
[19]	Dickinson Independent School District GO	4.000%	2/15/33	3,000	3,025
[19]	Dripping Springs TX Independent School District GO	5.000%	2/15/29	1,250	1,350
[19]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/27	2,375	2,421
[10]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/28	335	356
[10]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/29	600	647
[10]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/30	450	492
[10]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/31	225	248
	Ector County Hospital District GO	5.000%	9/15/25	500	503
	Ector County Hospital District GO	5.000%	9/15/26	700	710
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,093
[19]	Ector County Independent School District GO PUT	4.000%	8/15/27	19,040	19,448
	EI Paso County TX GO	5.000%	2/15/29	1,465	1,494
[10]	El Paso County Hospital District GO	5.000%	8/15/27	1,225	1,283
[10]	El Paso County Hospital District GO	5.000%	8/15/28	775	824
[10]	El Paso County Hospital District GO	5.000%	8/15/29	705	759
[10]	El Paso County Hospital District GO	5.000%	8/15/30	765	833
[10]	El Paso County Hospital District GO	5.000%	8/15/31	2,700	2,965
[19]	El Paso Independent School District GO	4.000%	8/15/33	2,250	2,264
	El Paso TX GO	4.000%	8/15/29	1,440	1,455
	El Paso TX GO	4.000%	8/15/32	4,975	5,013
[19]	Elgin Independent School District GO	5.000%	8/1/30	500	552
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/34	5,610	5,611
	Fair Oaks Ranch TX GO	2.500%	2/1/29	530	494
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	610
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	35
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	255
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	323
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	632
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	64
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	166
	Fort Bend County TX GO	5.000%	3/1/25	2,785	2,789
	Fort Bend County TX GO	5.000%	3/1/29	5,840	6,313
	Fort Bend County TX GO	5.000%	3/1/29	1,525	1,649
	Fort Bend County TX GO	5.000%	3/1/30	2,435	2,675
	Fort Bend County TX GO	5.000%	3/1/30	1,195	1,313
	Fort Bend County TX GO	5.000%	3/1/31	2,565	2,859
	Fort Bend County TX GO	5.000%	3/1/31	1,435	1,600
[19]	Fort Bend Independent School District GO	4.000%	2/15/32	4,430	4,538
[19]	Fort Bend Independent School District GO	4.000%	2/15/33	1,000	1,022
[19]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	3,985	3,937
[19]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	16,775	15,945
[19]	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	1,926
[19]	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,262
[19]	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,546
[19]	Fort Worth Independent School District GO	4.000%	2/15/33	2,000	2,009
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,275
	Fort Worth TX GO	4.000%	3/1/31	5,140	5,306
	Fort Worth TX Hotel Occupancy Tax Revenue	5.000%	3/1/31	1,070	1,071
[19]	Friendswood Independent School District GO	4.000%	2/15/28	645	663
[19]	Frisco Independent School District GO	5.000%	2/15/26	5,785	5,914
[19]	Frisco Independent School District GO	5.000%	2/15/27	6,245	6,518
[19]	Frisco Independent School District GO	2.500%	8/15/27	2,655	2,572
[19]	Frisco Independent School District GO	5.000%	2/15/28	6,335	6,725
[19]	Frisco Independent School District GO	5.000%	2/15/29	6,560	7,079
[19]	Frisco Independent School District GO	5.000%	2/15/30	6,680	7,324
[19]	Frisco Independent School District GO	4.000%	8/15/32	1,965	1,976
[19]	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,578
	Galveston County TX GO	4.000%	2/1/25	1,085	1,085
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/26	400	411
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/28	250	265
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/30	300	325
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/31	530	580
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/32	650	716
[19]	Garland Independent School District GO	4.000%	2/15/33	6,980	6,977
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	726
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	776
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,875	3,956
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	801

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,571
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	335	349
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,985	4,214
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	245	260
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	330	355
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	450	491
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	370	409
[19]	Georgetown Independent School District GO	5.000%	2/15/26	500	511
[19]	Georgetown Independent School District GO	5.000%	2/15/28	500	532
[19]	Georgetown Independent School District GO	5.000%	2/15/29	500	542
[19]	Georgetown Independent School District GO	5.000%	2/15/30	350	385
[19]	Georgetown Independent School District GO	5.000%	2/15/31	525	587
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/25	650	657
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/27	850	893
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/28	1,050	1,120
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/29	1,750	1,894
[19]	Godley Independent School District GO	5.000%	2/15/28	550	550
[19]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,466
[19]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	4,200	4,042
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	26,035	27,390
[19]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,516
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/28	520	550
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/27	845	878
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/28	1,170	1,234
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/29	3,455	3,691
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/30	1,715	1,855
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/31	2,750	3,007
[1]	Greenville TX GO	4.000%	2/15/27	2,470	2,523
[1]	Greenville TX GO	4.000%	2/15/29	1,525	1,578
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/29	1,715	1,780
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/30	2,040	2,131
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/31	2,140	2,247
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/32	1,050	1,106
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/33	1,155	1,212
[19]	Hallsville TX Independent School District GO	4.000%	2/15/33	1,000	1,025
[19]	Hardin-Jefferson Independent School District GO	2.500%	8/15/30	410	382
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	2,090	2,197
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,815	2,837
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,210	5,297
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,021
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,985	3,151
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,100	1,178
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	6,000	6,455
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,000	5,422
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	1,590	1,600
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,430	8,233
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,750	3,070
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,195	2,196
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	6,500	6,438
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	1,975	2,040
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	4,585	4,735
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	20,000	21,189
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	16,315	17,465
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	2,175	2,412
[6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/5/25	6,425	6,425
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.100%	7/1/49	4,720	4,720
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,194
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	7,563
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	2,555	2,594
	Harris County Hospital District GO	5.000%	2/15/30	1,070	1,091
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/30	1,565	1,674
	Harris County TX GO	5.000%	10/1/26	1,570	1,593
	Harris County TX GO	5.000%	9/15/27	1,300	1,373
	Harris County TX Highway Revenue	5.000%	8/15/28	3,000	3,091
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/27	4,925	4,483
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/28	5,760	5,062
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/29	5,260	4,462
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/30	6,320	5,173

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	40	40
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	200	208
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	240	248
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	500	525
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	475	495
[8]	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,160	7,285
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/28	1,850	1,862
[19]	Houston Independent School District GO	4.000%	2/15/30	2,655	2,656
[19]	Houston Independent School District GO	4.000%	2/15/32	15,000	15,007
[19]	Houston Independent School District GO	4.000%	2/15/33	4,470	4,472
[19]	Houston Independent School District GO PUT	3.500%	6/1/25	16,500	16,493
[19]	Houston Independent School District GO PUT	4.000%	6/1/25	5,905	5,912
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	1,775
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,010	3,172
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,530
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	7,120	7,394
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	7,990	8,450
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	5,000	5,453
	Houston TX GO	5.000%	3/1/26	4,400	4,500
	Houston TX GO	5.000%	3/1/27	125	130
	Houston TX GO	5.000%	3/1/27	400	417
	Houston TX GO	5.000%	3/1/28	150	159
	Houston TX GO	5.000%	3/1/28	400	425
	Houston TX GO	5.000%	3/1/29	425	458
	Houston TX GO	5.000%	3/1/30	1,250	1,369
	Houston TX GO	5.000%	3/1/30	550	602
	Houston TX GO	5.000%	3/1/30	725	794
	Houston TX GO	5.000%	3/1/31	2,200	2,441
	Houston TX GO	5.000%	3/1/31	850	943
	Houston TX GO	5.000%	3/1/31	675	749
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	111
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	142
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	291
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	379
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,000	1,056
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	1,550	1,552
[19]	Humble Independent School District GO	5.500%	2/15/25	1,710	1,712
[19]	Humble Independent School District GO	4.000%	2/15/26	4,000	4,003
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/28	1,775	1,826
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/31	1,015	1,059
[19]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,347
[19]	Hutto Independent School District GO	5.000%	8/1/28	315	338
[19]	Hutto Independent School District GO	5.000%	8/1/29	425	462
[19]	Hutto Independent School District GO	5.000%	8/1/30	225	248
[19]	Hutto Independent School District GO	5.000%	8/1/31	400	447
[19]	Hutto Independent School District GO PUT	2.000%	8/1/25	3,045	3,029
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	505
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	460	469
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	420	428
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	475	484
[19]	Irving Independent School District GO	5.000%	2/15/29	1,550	1,674
[19]	Irving Independent School District GO	5.000%	2/15/30	1,160	1,273
[19]	Irving Independent School District GO	5.000%	2/15/32	3,585	3,689
[19]	Joshua Independent School District GO	5.000%	8/15/27	350	368
[19]	Joshua Independent School District GO	5.000%	8/15/28	435	466
[19]	Joshua Independent School District GO	5.000%	8/15/29	425	462
[19]	Joshua Independent School District GO	5.000%	8/15/30	840	928
[19]	Joshua Independent School District GO	5.000%	8/15/31	500	560
[19]	Judson Independent School District GO	4.000%	2/1/33	1,050	1,055
[5]	Justin TX Special Assessment Revenue	2.500%	9/1/26	63	61
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/29	6,500	6,791
[19]	Katy Independent School District GO	4.000%	2/15/31	1,130	1,130
[19]	Katy Independent School District GO	4.000%	2/15/32	2,115	2,116
[19]	Katy Independent School District GO	4.000%	2/15/32	1,470	1,471
[19]	Katy Independent School District GO PUT	4.000%	8/15/26	5,000	5,066
	Kaufman County TX GO	5.000%	2/15/26	165	168
	Kaufman County TX GO	5.000%	2/15/27	200	207
	Kaufman County TX GO	5.000%	2/15/27	175	181
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/30	2,550	2,568

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Klein Independent School District GO	4.000%	8/1/31	2,110	2,116
	Klein Independent School District GO	4.000%	8/1/31	2,170	2,175
[5]	Kyle TX Special Assessment Revenue	4.375%	9/1/28	400	402
[19]	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,689
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	225	226
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	240	246
[19]	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,536
[5]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/27	286	284
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,237
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	450	478
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/29	450	487
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/30	500	550
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/31	1,250	1,395
	Laredo TX GO	5.000%	2/15/27	240	245
	Laredo TX GO	5.000%	2/15/27	1,000	1,042
	Laredo TX GO	5.000%	2/15/29	1,510	1,625
	Laredo TX GO	5.000%	2/15/30	1,200	1,311
	Laredo TX GO	4.000%	2/15/31	1,815	1,826
	Laredo TX GO	5.000%	2/15/31	1,000	1,106
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/25	2,925	2,927
[5]	Lavon TX Special Assessment Revenue	3.500%	9/15/27	347	341
[5]	Lavon TX Special Assessment Revenue	4.250%	9/15/31	100	101
[5]	Lavon TX Special Assessment Revenue	4.375%	9/15/31	150	150
[19]	Leander Independent School District GO	5.000%	8/15/27	5,335	5,506
	Leander Independent School District GO	4.000%	8/15/33	1,000	1,002
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/26	9,488	9,601
[5]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/27	273	263
[5]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/27	109	106
[19]	Little Elm Independent School District GO PUT	0.680%	8/15/25	455	449
[19]	Little Elm Independent School District GO PUT	3.700%	8/15/28	5,000	5,014
[19]	Llano Independent School District GO	5.000%	2/15/27	1,410	1,470
[19]	Llano Independent School District GO	5.000%	2/15/31	1,000	1,059
	Lone Star College System GO	4.000%	2/15/32	1,250	1,257
[19]	Longview Independent School District GO	4.000%	2/15/30	4,480	4,507
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,000	1,006
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,200	1,257
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	13,825	14,436
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	4,200	4,207
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	5,020	5,027
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	4,020	4,123
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	2,120	2,220
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	135	136
[10]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	1,200	1,280
[10]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	1,795	1,944
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	1,750	1,922
[10]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	6,450	7,085
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	6,755	6,789
[10]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	3,650	4,057
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	1,000	1,072
[3,5]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	2.020%	2/3/25	8,000	8,000
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/27	800	835
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/28	1,000	1,062
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/29	1,150	1,241
	Lubbock TX GO	5.000%	2/15/25	3,035	3,037
[19]	Mabank Independent School District GO	5.000%	8/15/27	275	290
[19]	Mabank Independent School District GO	5.000%	8/15/28	390	418
[19]	Mabank Independent School District GO	5.000%	8/15/29	760	828
[19]	Mabank Independent School District GO	5.000%	8/15/30	800	885
[19]	Mabank Independent School District GO	5.000%	8/15/31	775	869
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/28	12,230	12,212
[19]	Mansfield Independent School District GO	4.000%	2/15/25	4,910	4,912
[19]	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,317
[19]	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,130
[19]	Marshall Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,012
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/30	1,415	1,415
[11]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/30	3,595	3,767
[19]	McKinney Independent School District GO	5.000%	2/15/29	850	921
[19]	McKinney Independent School District GO	5.000%	2/15/30	1,165	1,283
[19]	McKinney Independent School District GO	5.000%	2/15/31	750	839

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McKinney TX GO	5.000%	8/15/27	400	422
	McKinney TX GO	5.000%	8/15/29	325	354
	McKinney TX GO	5.000%	8/15/30	325	360
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/29	350	378
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/30	500	548
[19]	Melissa Independent School District GO	5.000%	2/1/29	500	539
[19]	Melissa Independent School District GO	5.000%	2/1/30	500	548
[19]	Melissa Independent School District GO	5.000%	2/1/31	500	556
[3]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/25	445	449
[3]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/26	550	564
[3]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/27	1,050	1,095
[3]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/28	2,250	2,375
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/27	3,500	3,511
[19]	Mesquite Independent School District GO	5.000%	8/15/32	3,545	3,638
[19]	Mesquite Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,012
[5]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	4.750%	9/1/30	900	905
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,409
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,504
[5]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	100	99
[5]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	248
[19]	Midway Independent School District/McLennan County GO	4.000%	8/15/32	2,000	2,066
[19]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	2,560	2,591
[19]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	1,230	1,242
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	756
[19]	Montgomery Independent School District GO	5.000%	2/15/25	1,950	1,951
[19]	Montgomery Independent School District GO	5.000%	2/15/30	4,260	4,679
[19]	Montgomery Independent School District GO	5.000%	2/15/31	890	992
[19]	New Boston Independent School District GO	2.700%	8/15/30	515	487
[19]	New Caney Independent School District GO PUT	4.000%	8/15/27	3,610	3,680
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,561
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	3,100	3,100
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	3.500%	1/1/27	1,700	1,649
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	550	550
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	2,745	2,745
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.500%	10/1/33	280	293
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/25	1,090	1,089
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	4.000%	1/1/29	380	366
[7]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (NCCD-College Station Properties LLC - Texas A&M University Project)	5.000%	7/1/23	2,319	2,318
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,300	1,331
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University University Program)	5.000%	4/1/30	3,265	3,313
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	2,895	2,936
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,805	1,827
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,155	1,170
[19]	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,038
[19]	North East TX Independent School District GO	4.000%	8/1/32	2,000	2,004
[19]	North East TX Independent School District GO PUT	3.750%	8/1/27	3,015	3,043
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/32	1,000	1,030
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/26	175	175
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/31	5,500	5,457
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,750	4,843
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	490	491
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	4,957
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	17,895	18,619
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	190	193
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,225	1,299
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,915	2,053
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,225	1,319
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,190	5,589
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,015
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	15,000	16,321
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,625	1,776

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	8,320	9,053
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	12,055	13,292
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,110	2,340
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,555	3,920
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,985	2,050
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	24,895	12,734
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	4,500	1,467
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,385	3,975
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	10,375	9,068
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	10,395	8,756
[19]	Northside Independent School District GO	5.000%	8/15/25	1,155	1,168
[19]	Northside Independent School District GO	5.000%	8/15/25	1,000	1,012
[19]	Northside Independent School District GO	4.000%	8/15/26	3,260	3,318
[19]	Northside Independent School District GO	3.000%	6/15/30	2,000	1,962
[19]	Northside Independent School District GO	4.000%	8/15/32	1,060	1,065
[19]	Northside Independent School District GO PUT	0.700%	6/1/25	23,825	23,567
[19]	Northside Independent School District GO PUT	3.000%	8/1/26	32,455	32,309
[19]	Northside Independent School District GO PUT	2.000%	6/1/27	9,980	9,631
[19]	Northside Independent School District GO PUT	3.450%	8/1/27	10,180	10,228
[19]	Northwest Independent School District GO	5.000%	2/15/29	500	541
[19]	Northwest Independent School District GO	5.000%	2/15/31	600	670
	Nueces County TX GO	5.000%	2/15/28	435	459
	Odessa TX GO	4.000%	3/1/28	2,000	2,035
[19]	Palestine Independent School District GO	4.000%	2/15/32	1,000	1,005
[19]	Pampa Independent School District GO	4.000%	8/15/27	1,895	1,901
	Parker County TX GO	4.000%	2/15/32	1,220	1,237
	Pearland TX GO	5.000%	3/1/26	600	614
	Pearland TX GO	5.000%	3/1/30	1,355	1,458
	Pearland TX GO	5.000%	3/1/30	1,970	2,006
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,037
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,043
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/27	500	521
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/28	950	1,008
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/29	1,510	1,629
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/30	1,680	1,842
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/31	1,275	1,386
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	297
[19]	Plano Independent School District GO	4.000%	2/15/32	1,000	1,007
	Plano TX GO	3.100%	9/1/33	4,010	3,826
[19]	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,234
	Port Arthur Independent School District GO	4.000%	2/15/33	1,000	1,001
[19]	Port Neches-Groves TX Independent School District TX GO	2.750%	2/15/29	610	589
[5]	Princeton TX Special Assessment Revenue	4.250%	9/1/31	300	298
[5]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	4.500%	9/1/30	373	374
[19]	Prosper Independent School District GO	4.000%	2/15/30	1,400	1,423
[19]	Prosper Independent School District GO	4.000%	2/15/31	1,000	1,000
[19]	Prosper Independent School District GO PUT	3.000%	8/15/25	9,765	9,762
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/28	10,950	10,748
[19]	Rankin Independent School District GO	5.000%	2/15/27	1,000	1,042
[19]	Rankin Independent School District GO	5.000%	2/15/28	1,000	1,062
[19]	Rankin Independent School District GO	5.000%	2/15/29	2,995	3,232
[19]	Rankin Independent School District GO	5.000%	2/15/30	1,000	1,072
[19]	Rankin Independent School District GO	5.000%	2/15/31	1,460	1,565
[19]	Rankin Independent School District GO	5.000%	2/15/32	1,325	1,417
[19]	Rankin Independent School District GO	5.000%	2/15/33	865	895
[19]	Rankin Independent School District GO	5.000%	2/15/34	645	666
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	435
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	457
[19]	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,406
[19]	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,738
	Rockland County TX GO	5.000%	2/1/26	550	561
	Rockland County TX GO	5.000%	2/1/27	800	831
[19]	Rockwall Independent School District GO	0.000%	2/15/27	1,960	1,826
[19]	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,011
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	2,901
[4,19]	Round Rock Independent School District GO PUT	5.000%	8/1/30	10,795	11,738
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	1,739
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	515	534
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/29	1,300	1,394
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/30	1,000	1,087

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Angelo TX GO	2.000%	2/15/25	2,720	2,718
	San Angelo TX GO	3.000%	2/15/26	5,580	5,570
	San Angelo TX GO	3.000%	2/15/27	5,750	5,699
	San Angelo TX GO	3.000%	2/15/29	5,510	5,477
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	5,515	5,533
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/27	800	794
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/27	2,900	3,023
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/27	5,320	5,575
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/28	10,125	10,756
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/29	11,435	12,317
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/30	14,705	16,047
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,075
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,330	1,358
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,500	1,532
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	1,500	1,562
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/28	3,325	3,020
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.125%	2/1/28	3,000	2,964
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	1,000	1,059
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,715	4,679
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	11,405	11,309
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	5,000	4,949
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,745	1,805
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	4,000	4,298
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	2,305	2,477
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,074
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	2,200	2,364
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,500	4,902
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,360	4,750
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	1,000	1,089
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	1,380	1,503
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,051
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	1,500	1,657
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	1,835	2,027
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	3,000	3,031
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,105	2,156
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,955	3,050
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	10,000	10,089
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	18,470	18,182
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,000	4,777
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,865	10,900
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,960	9,403
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	3.120%	2/1/48	42,500	42,491
	San Antonio TX GO	5.000%	2/1/25	4,495	4,495
	San Antonio TX GO	5.000%	2/1/26	1,000	1,022
	San Antonio TX GO	5.000%	2/1/26	2,300	2,350
	San Antonio TX GO	5.000%	2/1/26	2,500	2,554
	San Antonio TX GO	5.000%	2/1/29	600	648
	San Antonio TX GO	5.000%	2/1/29	100	108
	San Antonio TX GO	5.000%	2/1/30	750	824
	San Antonio TX GO	5.000%	2/1/30	1,750	1,922
	San Antonio TX GO	5.000%	2/1/31	600	669
	San Antonio TX GO	5.000%	2/1/31	1,360	1,516
[5]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	2.200%	2/3/25	13,160	13,160
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,000	1,049
	San Antonio Water System Water Revenue	5.000%	5/15/29	1,000	1,084
	San Antonio Water System Water Revenue	5.000%	5/15/30	1,000	1,101
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,405	10,906
[2]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.900%	5/1/44	25,510	25,477
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,001
	San Jacinto Community College District GO	5.000%	2/15/27	560	582
	San Jacinto Community College District GO	5.000%	2/15/28	560	591
	San Patricio County TX GO	5.000%	4/1/26	150	153
	San Patricio County TX GO	5.000%	4/1/27	140	146
	San Patricio County TX GO	5.000%	4/1/28	450	477
	San Patricio County TX GO	5.000%	4/1/29	300	323
	Schertz TX GO	3.000%	2/1/30	210	204
[19]	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,017
[19]	Sherman TX Independent School District GO	5.000%	2/15/29	1,000	1,081
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/27	5,500	5,546

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	South San Antonio TX Independent School District GO	0.000%	8/15/29	1,000	854
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,125	1,224
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	325	333
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	175	184
[19]	Southwest Independent School District GO	5.000%	2/1/28	1,005	1,067
[19]	Southwest Independent School District GO	5.000%	2/1/30	1,775	1,947
[19]	Southwest Independent School District GO	5.000%	2/1/30	1,300	1,426
[19]	Southwest Independent School District GO	5.000%	2/1/31	1,000	1,113
[19]	Spring Independent School District GO	5.000%	8/15/26	1,300	1,315
[19]	Spring Independent School District GO	5.000%	8/15/29	500	545
	Spring Independent School District GO	5.000%	8/15/29	1,100	1,191
[19]	Spring Independent School District GO	5.000%	8/15/30	560	620
	Spring Independent School District GO	5.000%	8/15/30	4,500	4,941
[19]	Spring Independent School District GO	4.000%	8/15/31	2,145	2,162
[19]	Spring Independent School District GO	4.000%	8/15/32	3,545	3,571
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	875	948
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	20,760	21,258
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	3,000	3,002
	Tarrant County College District GO	5.000%	8/15/28	1,565	1,679
	Tarrant County College District GO	5.000%	8/15/29	3,195	3,482
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,620	1,633
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	400	405
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	3,592
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	693
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,026
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	225	232
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,044
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	184
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	318
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,061
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	430
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,345	2,523
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,091
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	2,181
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,192
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,690	1,862
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	12,000	13,335
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,135	1,206
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/28	2,990	3,063
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.000%	11/15/27	440	453
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	8,055	8,221
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	13,660	14,801
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/5/25	6,000	6,000
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	1,330	1,384
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/28	3,400	3,418
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,005
[19]	Taylor County Wylie Independent School District GO	4.000%	2/15/31	1,925	1,941
	Temple TX GO	4.000%	8/1/32	1,630	1,651
[19]	Temple TX Independent School District GO	5.000%	2/1/28	1,105	1,174
[19]	Temple TX Independent School District GO	5.000%	2/1/29	1,280	1,382
[19]	Temple TX Independent School District GO	5.000%	2/1/30	1,575	1,727
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,236
	Texas A&M University College & University Revenue	5.000%	5/15/27	1,565	1,642
	Texas A&M University College & University Revenue	5.000%	5/15/28	1,300	1,388
	Texas A&M University College & University Revenue	5.000%	5/15/29	2,145	2,328
	Texas A&M University College & University Revenue	5.000%	5/15/30	2,310	2,544
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.450%	1/1/32	2,363	2,240
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/49	1,185	1,202
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	6,405	6,344
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	1,820	1,799
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	9,450	10,008
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	10,530	11,256
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	3/1/54	13,880	15,030
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/26	3,750	3,746
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/27	7,000	6,987
	Texas GO	5.000%	8/1/25	2,510	2,538
	Texas GO	4.000%	8/1/26	1,450	1,458

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	4.000%	8/1/27	2,250	2,259
	Texas GO	4.000%	8/1/28	1,250	1,255
	Texas GO	5.000%	10/1/28	11,795	12,685
	Texas GO	4.000%	8/1/29	2,750	2,760
	Texas GO	4.000%	8/1/30	1,500	1,505
	Texas GO	5.000%	8/1/30	3,500	3,641
	Texas GO	5.000%	10/1/30	14,000	15,554
	Texas GO	4.000%	8/1/31	1,250	1,254
	Texas GO	5.000%	10/1/31	7,420	7,760
	Texas GO	5.000%	10/1/31	6,290	6,579
	Texas GO	5.000%	10/1/31	8,595	9,660
	Texas GO	5.000%	10/1/32	13,550	14,141
	Texas GO	5.000%	10/1/33	3,500	3,645
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,179
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,000	1,027
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	31,130	32,170
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	3,410	3,446
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	7,700	7,877
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	17,195	17,787
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	20,260	21,125
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	6,875	7,212
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	10,345	10,906
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/29	5,480	5,811
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/30	5,625	6,025
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/31	5,470	5,996
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	70,345	74,707
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/31	1,700	1,819
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/32	4,515	4,861
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	649
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,250
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	2,014
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,481
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	3,680	3,778
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	1,065	1,087
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,630	3,699
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,120	1,140
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/30	15,565	16,684
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	251
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	264
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	500	510
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,640	1,682
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	750
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	640	672
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,810	1,889
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,000	1,063
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,000	1,075
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	2,609
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	1,425	1,435
[8]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,183
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/27	1,750	1,759
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.350%	7/1/27	6,625	6,614
[3,5]	Texas State Technical College & University Revenue TOB VRDO	2.450%	2/7/25	6,835	6,835
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	5,849
	Texas State University System College & University Revenue	5.000%	3/15/26	5,755	5,891
	Texas State University System College & University Revenue	5.000%	3/15/27	130	130
	Texas State University System College & University Revenue	5.000%	3/15/27	5,250	5,478
	Texas State University System College & University Revenue	5.000%	3/15/28	10,500	11,149
	Texas State University System College & University Revenue	5.000%	3/15/29	5,500	5,930
	Texas State University System College & University Revenue	5.000%	3/15/30	5,500	6,016
	Texas Tech University System College & University Revenue	3.350%	2/15/30	6,125	6,072
	Texas Transportation Commission GO PUT	0.650%	4/1/26	37,075	35,635
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	4,530
	Texas Water Development Board Water Revenue	5.000%	10/15/26	2,000	2,074
	Texas Water Development Board Water Revenue	5.000%	4/15/27	1,200	1,258
	Texas Water Development Board Water Revenue	5.000%	10/15/27	1,450	1,535
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,885	2,014
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,000	1,068
	Texas Water Development Board Water Revenue	5.000%	10/15/28	3,650	3,933

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/28	1,420	1,530
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,240	2,431
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,000	2,171
	Texas Water Development Board Water Revenue	5.000%	10/15/29	2,500	2,736
	Texas Water Development Board Water Revenue	5.000%	10/15/29	3,450	3,775
	Texas Water Development Board Water Revenue	5.000%	4/15/30	2,300	2,534
	Texas Water Development Board Water Revenue	5.000%	4/15/30	3,000	3,305
	Texas Water Development Board Water Revenue	5.000%	4/15/30	2,030	2,236
	Texas Water Development Board Water Revenue	4.000%	10/15/30	5,240	5,302
	Texas Water Development Board Water Revenue	4.000%	10/15/30	10,000	10,237
	Texas Water Development Board Water Revenue	5.000%	10/15/30	5,000	5,550
	Texas Water Development Board Water Revenue	5.000%	10/15/30	2,850	3,163
	Texas Water Development Board Water Revenue	5.000%	4/15/31	1,495	1,671
	Texas Water Development Board Water Revenue	5.000%	10/15/31	1,350	1,429
	Texas Water Development Board Water Revenue	5.000%	10/15/31	1,000	1,048
	Texas Water Development Board Water Revenue	5.000%	10/15/31	2,325	2,614
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,700	7,769
	Texas Water Development Board Water Revenue	4.000%	10/15/32	3,760	3,771
	Texas Water Development Board Water Revenue	5.000%	10/15/32	3,000	3,194
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,760	1,784
[19]	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,004
[19]	Tomball Independent School District GO	5.000%	2/15/29	7,820	8,470
[19]	Tomball Independent School District GO	5.000%	2/15/30	4,910	5,407
[19]	Tomball Independent School District GO	4.000%	2/15/31	1,000	1,000
[19]	Tomball Independent School District GO	5.000%	2/15/31	5,165	5,776
[19]	Tomball Independent School District GO	4.000%	2/15/32	1,575	1,576
[19]	Tomball Independent School District GO	5.000%	2/15/32	11,490	12,938
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,503
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	4,900	4,932
	Travis County TX GO	5.000%	3/1/25	5,000	5,008
	Travis County TX GO	5.000%	3/1/26	5,000	5,117
	Travis County TX GO	5.000%	3/1/33	15,760	16,930
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	102
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/30	2,025	2,209
[19]	Tyler Independent School District GO	5.000%	2/15/27	1,400	1,461
[19]	Tyler Independent School District GO	5.000%	2/15/28	1,000	1,063
[19]	Tyler Independent School District GO	5.000%	2/15/30	1,000	1,097
[19]	Tyler Independent School District GO	4.000%	2/15/32	3,595	3,596
	University of Houston College & University Revenue	5.000%	2/15/31	1,490	1,517
	University of Houston College & University Revenue	4.000%	2/15/32	2,240	2,240
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,140
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/30	350	385
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/31	800	891
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/32	650	731
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	425
	Waco TX GO	4.000%	2/1/28	1,725	1,771
	Waco TX GO	4.000%	2/1/29	3,590	3,673
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/27	1,260	1,314
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/30	1,245	1,361
[19]	Waller Consolidated Independent School District GO	4.000%	2/15/32	1,000	1,006
	Waxahachie TX GO	4.000%	8/1/30	1,000	1,021
[19]	Weslaco Independent School District GO	4.000%	2/15/32	1,220	1,227
	Williamson County TX GO	5.000%	2/15/28	10,000	10,633
	Williamson County TX GO	5.000%	2/15/29	23,265	25,131
	Williamson County TX GO	4.000%	2/15/33	2,140	2,156
	Williamson County TX GO	4.000%	2/15/34	2,250	2,264
	Williamson County TX GO, Prere.	5.000%	2/15/25	25	25
					2,776,014
Utah (0.2%)
	Alpine UT School District (Utah School Bond Guaranty Program) GO	2.950%	3/15/33	7,525	7,065
	Davis School District GO	4.000%	6/1/25	4,395	4,399
[3]	Grand County School District Local Building Authority Lease Revenue	5.000%	12/15/32	760	771
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	3,740	3,957
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,835	1,968
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,720	1,869
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,500	1,630
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	1,500	1,648
[9]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/29	12,825	13,575
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	135

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	127
[5]	Utah Charter School Finance Authority Charter School Aid Revenue	5.250%	6/15/32	900	920
[5]	Utah Charter School Finance Authority Charter School Aid Revenue (Beehive Science & Technology Academy Project)	4.000%	10/15/31	1,155	1,082
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	4,735	4,825
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	4,325	4,744
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,290	1,420
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	2,855	3,155
[4]	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/55	5,415	6,080
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/27	1,000	1,007
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	264
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	553
	Utah State University College & University Revenue	4.000%	12/1/27	480	484
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/26	500	512
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/28	700	744
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/29	750	809
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/30	1,000	1,095
[3]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	5/1/26	750	768
[3]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	5/1/28	450	477
					66,083
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/25	115	115
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/26	500	497
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/27	160	159
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/28	225	223
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/29	440	435
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/30	225	222
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/25	1,115	1,116
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,000	994
					3,761
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	1,110	1,121
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	6,010	6,148
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	4,310	4,453
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	2,150	2,163
					13,885
Virginia (1.0%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	900	914
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	815	849
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	820	865
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.400%	12/1/25	2,975	2,975
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	267
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	8,000	8,656
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	2,969
	Arlington County VA GO	2.500%	8/15/29	10,000	9,554
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,725	1,750
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,048
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,116
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/30	15,350	16,654
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/28	2,945	3,037
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,508
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	4,350	4,395
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/27	13,925	14,647
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,700	1,686
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/27	2,485	2,497
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/25	1,000	1,010
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/28	1,680	1,732
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	521
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	537

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	500	544
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,160	1,276
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	419
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	885	884
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	355	355
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	454
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	320	320
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	229
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue (Loudoun County Roads & Public Facilities Project)	5.000%	12/1/25	1,000	1,018
	Loudoun County VA GO	5.000%	12/1/27	2,110	2,242
	Loudoun County VA GO	5.000%	12/1/28	2,115	2,287
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/27	2,150	2,180
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	9,000	8,791
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	3,435	3,475
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,443
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	935	1,005
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	1,818
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,018
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	10,380	11,029
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/26	1,500	1,533
	Norfolk VA GO, Prere.	5.000%	10/1/26	1,040	1,081
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/28	1,352	1,352
	Roanoke Economic Development Authority College & University Revenue	5.000%	9/1/32	1,085	1,109
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	4,140	4,464
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	913
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	961
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	1,008
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,000	1,022
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	913
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	2,470	2,537
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/30	10,215	10,496
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/32	8,355	8,356
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	9,600	9,601
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/34	8,935	8,935
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	5,000	5,112
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	2,200	2,288
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	351
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	411
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	440
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,115
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/27	15,500	16,287
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/28	18,275	19,563
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/28	2,860	2,869
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/28	1,165	1,040
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/28	7,445	7,472
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/29	8,285	8,269
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	6/1/29	2,815	2,806
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.950%	6/1/29	1,250	1,257
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/29	500	440
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.900%	7/1/25	19,355	19,368
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/25	5,065	5,073
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	6,915	6,986
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,228
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	231
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,615	1,660
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	2,750	2,910
[5,6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.600%	2/6/25	3,860	3,860
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,100	1,159
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,250	1,336
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,000	1,084
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	2,500	2,534
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	7,885	7,700
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	2,100	2,124
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/27	2,765	2,805
					310,033

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington (2.2%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/32	3,455	3,486
	Benton County School District No 400 Richland GO	5.000%	12/1/31	1,500	1,565
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	10,000	10,094
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	10,000	10,167
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	2.450%	11/1/45	5,310	5,268
[9]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/28	2,800	2,509
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,078
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	2,795	3,092
	Clark County School District No. 117 Camas GO	4.000%	12/1/30	3,825	3,866
	Community Roots Housing Foundation Local or Guaranteed Housing Revenue PUT	3.400%	2/1/28	7,125	7,136
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	10,605	11,175
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,990	4,126
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	6,060	6,324
	Franklin County School District No. 1 Pasco GO	5.000%	12/1/32	2,790	2,934
	Grant & Douglas Counties School District No. 144-101 Quincy GO	4.000%	12/1/32	3,610	3,630
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/26	1,120	1,142
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/30	2,200	2,408
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	13,845	13,690
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	140
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	455
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	76
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	657
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	152
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	152
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,000	1,015
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,655	1,709
[4]	King County School District No. 401 Highline GO	5.000%	12/1/28	1,250	1,350
[4]	King County School District No. 401 Highline GO	5.000%	12/1/30	1,800	2,007
	King County School District No. 403 Renton GO	5.000%	12/1/25	1,000	1,018
	King County School District No. 405 Bellevue GO	4.000%	12/1/32	1,220	1,245
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/32	3,200	3,217
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	1,000	1,007
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	3,750	3,876
	King County WA Sewer Revenue	5.000%	1/1/31	2,250	2,508
	King County WA Sewer Revenue PUT	0.875%	1/1/26	1,880	1,829
[2]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.480%	1/1/40	23,740	23,514
[10]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,087
[10]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/30	1,050	1,157
[10]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/31	1,100	1,222
	Pierce & King Counties WA School District No. 417 Fife GO	4.000%	12/1/32	2,320	2,359
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/31	1,260	1,271
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,335	1,367
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,535	1,602
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,600	1,698
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	1,750	1,888
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	3,000	3,258
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	720	787
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	7,045	7,747
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/31	1,450	1,608
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/33	1,270	1,324
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/27	4,500	4,614
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/30	4,745	4,811
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	4,167
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/29	1,730	1,730
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	4/1/32	4,455	4,487
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/33	1,415	1,438
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/28	1,915	1,946
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.500%	5/1/45	8,025	7,905
	Skagit County Consolidated School District No. 320 Mount Vernon GO	5.000%	12/1/31	1,000	1,052
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,825	2,865
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/32	1,150	1,157
	Spokane WA GO	4.000%	12/1/29	1,535	1,535
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/30	9,190	9,191
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/32	1,470	1,461
	Tacoma WA Sewer Revenue	4.000%	12/1/33	6,440	6,443
	University of Washington College & University Revenue	4.000%	12/1/30	2,835	2,850

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Washington College & University Revenue PUT	4.000%	8/1/27	18,805	19,118
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	5.000%	10/1/27	1,460	1,498
	Washington GO	5.000%	6/1/25	3,000	3,021
	Washington GO	5.000%	8/1/25	5,135	5,192
	Washington GO	5.000%	7/1/26	10,000	10,318
	Washington GO	5.000%	8/1/26	10,000	10,337
	Washington GO	5.000%	2/1/27	7,850	8,200
	Washington GO	5.000%	7/1/27	7,000	7,371
	Washington GO	5.000%	8/1/27	10,000	10,548
	Washington GO	5.000%	2/1/28	3,000	3,000
	Washington GO	4.000%	7/1/28	25,000	25,916
	Washington GO	4.000%	7/1/28	5,000	5,183
	Washington GO	5.000%	7/1/28	10,000	10,714
	Washington GO	5.000%	8/1/28	10,000	10,729
	Washington GO	5.000%	6/1/29	5,120	5,571
	Washington GO	5.000%	8/1/29	1,190	1,251
	Washington GO	5.000%	7/1/30	18,500	20,487
	Washington GO	5.000%	8/1/30	1,125	1,181
	Washington GO	5.000%	7/1/31	25,000	28,063
	Washington GO	5.000%	8/1/31	15,775	16,523
	Washington GO	5.000%	8/1/31	3,000	3,027
	Washington GO	5.000%	7/1/32	12,000	13,619
	Washington GO	5.000%	8/1/35	1,000	1,008
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,100	1,110
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,019
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,249
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	676
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	1,999
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,313
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	790	802
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,000	1,059
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,430	1,536
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,990	2,089
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,150	1,251
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,350	1,405
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	2,000	2,200
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,690	1,753
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,019
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	3,520	3,677
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,390	2,658
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,066
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,066
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,000	4,024
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,525	2,614
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,190	3,325
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	10,140	10,195
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	4,070	4,072
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	19,350	19,450
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,565	2,557
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	33,020	33,075
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	24,710	25,247
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	44,950	45,941
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	4.000%	5/1/33	1,525	1,531
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/28	540	557
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	357
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/27	200	207
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	22,385	22,694
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	370	372
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,185	1,275
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	2,000	2,003
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/25	350	352
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/27	350	360
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	555	577
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/29	775	814

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/30	810	861
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	830	813
[5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/29	4,000	4,001
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/29	655	696
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/30	1,310	1,406
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/31	1,695	1,837
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/50	775	760
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	2,530	2,625
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/27	600	619
	Washington State University College & University Revenue	5.000%	4/1/28	1,765	1,877
	Washington State University College & University Revenue	5.000%	4/1/29	1,275	1,377
	Washington State University College & University Revenue	5.000%	4/1/30	1,010	1,013
	Washington State University College & University Revenue	5.000%	4/1/30	2,000	2,189
	Washington State University College & University Revenue	5.000%	4/1/31	770	854
	Washington State University College & University Revenue	5.000%	4/1/32	785	880
					684,948
West Virginia (0.2%)
[3]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,615
[3]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,349
[3]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,213
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	480	482
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,565	2,573
[5]	Monongalia County WV Tax Increment/Allocation Revenue	5.000%	6/1/33	825	860
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	4,750	4,622
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	4,175	4,143
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	2,400	2,435
	West Virginia GO	5.000%	12/1/31	1,000	1,060
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,160
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/30	2,065	2,150
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	875	876
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,381
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,050	1,051
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	900	901
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	775	806
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/6/25	5,765	5,765
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	600	620
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/25	2,465	2,487
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/29	1,890	2,024
					46,573
Wisconsin (2.4%)
	Brown County WI GO	2.750%	11/1/29	595	568
	Burnett County WI GO	2.000%	11/1/26	1,010	979
	Burnett County WI GO	3.000%	11/1/27	1,285	1,280
	Burnett County WI GO	3.000%	11/1/28	1,325	1,310
	Dane County WI GO	2.000%	4/1/27	3,405	3,263
	Dane County WI GO	2.000%	4/1/28	1,715	1,612
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/27	1,500	1,533
	Glenwood City School District GO	2.750%	3/1/29	540	520
	Jefferson County WI GO	2.600%	4/1/30	445	418
	Madison WI GO	1.250%	10/1/31	7,725	6,327
	Madison WI Metropolitan School District GO	1.375%	3/1/31	4,760	3,943
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/28	3,125	3,115
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/29	2,785	2,764
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,004
	Milwaukee WI GO	5.000%	4/1/26	3,785	3,867
	Milwaukee WI GO	5.000%	4/1/26	5,425	5,543
	Milwaukee WI GO	5.000%	4/1/26	12,535	12,807
[3]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,374
	Milwaukee WI GO	5.000%	4/1/27	5,240	5,451
	Milwaukee WI GO	5.000%	4/1/27	2,945	3,064
	Milwaukee WI GO	5.000%	4/1/27	8,800	9,155
[1]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,369
[3]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,410
[1]	Milwaukee WI GO	5.000%	4/1/27	1,460	1,525
	Milwaukee WI GO	5.000%	4/1/28	3,735	3,943
	Milwaukee WI GO	5.000%	4/1/28	3,025	3,194

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milwaukee WI GO	5.000%	4/1/28	8,805	9,296
[3]	Milwaukee WI GO	5.000%	4/1/28	6,665	7,080
[1]	Milwaukee WI GO	5.000%	4/1/28	1,320	1,402
[3]	Milwaukee WI GO	5.000%	4/1/28	1,680	1,785
	Milwaukee WI GO	5.000%	4/1/29	1,050	1,124
	Milwaukee WI GO	5.000%	4/1/29	3,615	3,739
[1]	Milwaukee WI GO	5.000%	4/1/29	2,655	2,860
[3]	Milwaukee WI GO	5.000%	4/1/29	1,685	1,815
[1]	Milwaukee WI GO	5.000%	12/1/29	3,760	4,091
	Milwaukee WI GO	5.000%	4/1/30	1,335	1,380
[3]	Milwaukee WI GO	5.000%	4/1/30	6,765	7,380
[1]	Milwaukee WI GO	5.000%	12/1/30	3,760	4,139
	Milwaukee WI GO	5.000%	4/1/31	1,770	1,828
[1]	Milwaukee WI GO	5.000%	12/1/31	3,760	4,185
[1]	Milwaukee WI GO	5.000%	12/1/32	3,705	4,162
[1]	Milwaukee WI GO	3.000%	4/1/33	1,415	1,324
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	512
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	1,905
	Oregon WI GO	3.000%	3/1/30	195	190
	Oregon WI School District GO	2.700%	3/1/27	1,075	1,049
	Oregon WI School District GO	3.050%	3/1/30	3,190	3,131
	Platteville WI GO	3.000%	9/1/30	300	290
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	184
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	472
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/34	4,550	4,607
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/34	1,200	1,175
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/26	430	433
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/28	275	278
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/28	440	446
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/29	450	439
[5]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/34	415	430
	Public Finance Authority College & University Revenue	5.000%	4/1/30	1,215	1,250
	Public Finance Authority College & University Revenue	5.000%	4/1/31	1,275	1,315
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,030	1,051
	Public Finance Authority College & University Revenue	5.250%	10/1/32	720	732
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	15,070	15,072
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	18,785	18,798
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,497
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	226
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	260	261
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	6,155	6,237
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	451
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	407
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	1,215	1,215
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	3,000	3,095
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,131
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,880	3,966
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	880
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	460	476
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	365	366
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	2,295	2,387
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	262
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	255	256
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,045	4,312
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/29	225	222
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	320	321
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,800	1,789
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	1,975	1,913
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,050	1,073
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/27	1,080	1,128
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/28	875	928
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/29	1,000	1,076
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/26	275	283
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/29	300	319
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/32	460	500
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	5.000%	6/1/27	4,350	4,427
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/31	7,830	7,697
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	16,925	17,177
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	4,485	4,546

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/26	4,710	4,853
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	21,315	21,323
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	15,322	15,206
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	25,640	25,341
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	630	655
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/39	12,250	11,938
	Sauk Prairie School District GO	5.000%	3/1/27	225	234
[10]	Sparta Area School District GO	5.000%	3/1/26	370	378
[10]	Sparta Area School District GO	5.000%	3/1/28	135	143
[10]	Sparta Area School District GO	5.000%	3/1/29	750	808
[10]	Sparta Area School District GO	5.000%	3/1/30	1,500	1,640
	Sussex WI GO	2.500%	3/1/30	345	322
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	750	821
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,745	6,311
	Verona Area School District GO	5.000%	4/1/25	1,695	1,701
	Waukesha WI GO	2.000%	10/1/26	2,455	2,383
	Waukesha WI GO	2.000%	10/1/27	3,000	2,860
	Waukesha WI GO	2.000%	10/1/28	3,000	2,808
	Waunakee Community School District GO	3.250%	4/1/28	24,000	23,940
	Wausau School District GO	5.000%	3/1/28	2,845	3,017
	Wausau School District GO	5.000%	3/1/29	4,530	4,872
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,640
	Wauwatosa School District GO	5.000%	3/1/25	5,550	5,559
	Williams Bay WI GO	2.750%	4/1/30	325	304
	Winneconne Community School District GO	2.625%	4/1/30	400	377
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	910
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	230
[4]	Wisconsin GO	5.000%	5/1/26	13,615	13,982
[4]	Wisconsin GO	5.000%	5/1/27	9,225	9,690
[4]	Wisconsin GO	5.000%	5/1/28	4,065	4,350
	Wisconsin GO	5.000%	5/1/29	3,250	3,541
[4]	Wisconsin GO	5.000%	5/1/29	2,865	3,121
	Wisconsin GO	5.000%	5/1/30	5,000	5,537
	Wisconsin GO	5.000%	5/1/31	7,370	8,287
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	607
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,133
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	400	400
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	240
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	127
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	697
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,001
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	400	406
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,024
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	351
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,855	2,859
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	206
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	715	714
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,105
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	400	412
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	156
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,130	3,209
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	750	748
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	850	893
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	515	537
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	275	291
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	2,500	2,488
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	8,000	8,009
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	13,045	13,772
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	175	187
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,500	2,503
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	275	298
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	6,195	6,655
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	5,321
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,020
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,970	6,456
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	2,000	2,016
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,195	7,198
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,315
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,575	1,613
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	10,075	10,331

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	8,501
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,130	8,350
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	4,345	4,661
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,885	4,162
[5,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.200%	2/3/25	12,800	12,800
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.450%	2/6/25	8,075	8,075
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	4,360	4,418
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	2.430%	8/15/54	13,075	12,916
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/29	410	406
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	11/1/34	1,000	1,008
[5]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collabration Inc. Project)	5.000%	8/1/27	5,500	5,603
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.700%	3/1/25	475	474
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.850%	9/1/25	900	882
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.950%	3/1/26	875	839
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.050%	9/1/26	820	779
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.150%	3/1/27	850	797
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.850%	3/1/27	1,225	1,161
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.250%	9/1/27	870	803
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.400%	3/1/28	750	692
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.500%	9/1/28	790	723
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.600%	3/1/29	855	765
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.700%	9/1/29	835	742
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/47	3,145	3,156
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/48	2,470	2,474
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.250%	3/1/49	1,035	1,044
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,445	1,412
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/52	2,980	2,913
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	9,395	9,700
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/54	2,160	2,361
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	2,750	2,989
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	2,215	2,426
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	1,590	1,576
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	8,850	8,853
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	12,300	12,311
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,270	1,274
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	5/1/28	12,500	12,477
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/26	1,035	1,060
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/26	7,500	7,737
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/27	1,625	1,679
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/26	25,067	25,719
					725,609
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	120
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	96
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	205	208
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	224

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	123
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	500	512
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	32,899
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	855	847
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	2,895	3,060
					38,089
Total Tax-Exempt Municipal Bonds (Cost $30,259,153)					30,146,945
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	31,790	19,932
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	17,114	10,902
Total Taxable Municipal Bonds (Cost $30,131)					30,834
				Shares
Temporary Cash Investments (2.5%)
Investment Company (2.5%)
[20]	Vanguard Municipal Low Duration Fund (Cost $766,054)	2.123%		76,605,565	766,056
Total Investments (100.7%) (Cost $31,055,338)					30,943,835
Other Assets and Liabilities—Net (-0.7%)					(205,831)
Net Assets (100%)					30,738,004
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $1,386,250,000, representing 4.5% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Step bond.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Securities with a value of $1,877,000 have been segregated as initial margin for open futures contracts.
18	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
19	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
20	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Vanguard® Limited-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2025	(488)	(54,351)	(8)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	30,146,945	—	30,146,945
Taxable Municipal Bonds	—	30,834	—	30,834
Temporary Cash Investments	766,056	—	—	766,056
Total	766,056	30,177,779	—	30,943,835
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(8)	—	—	(8)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.